UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30, 2012 for all funds in this filing except Wells Fargo Managed Account CoreBuilder

Shares – Series G, and Wells Fargo Managed Account CoreBuilder Shares – Series M, which had fiscal year end of

December 31, 2011.

Date of reporting period: September 30, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 102.93%

California : 94.47%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-16	$305,000	$333,969
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-14	910,000	939,994
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-15	995,000	1,074,132
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-16	1,045,000	1,144,024
ABAG Financial Authority For Nonprofit Corporations Odd Fellows of California Series A (Health Revenue, California Mortgages Insured)	5.00	4-1-18	1,200,000	1,394,520
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-19	500,000	597,400
Adelanto CA School District CAB Series B (GO, NATL-RE, FGIC Insured) ¤	0.00	9-1-18	3,370,000	2,515,907
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-19	3,000,000	2,313,060
Alameda County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	12-1-15	550,000	628,639
Albany CA Limited Obligation Improvement Bonds Act 1915 (Miscellaneous Revenue, AMBAC Insured)	4.75	9-2-19	1,305,000	1,322,174
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-23	1,885,000	2,221,435
Alisal CA Unified School District 2006 Election Series A (GO, Assured Guaranty Insured)	5.50	8-1-13	700,000	728,861
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	8-1-16	305,000	283,333
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	8-1-17	155,000	147,895
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	8-1-18	475,000	466,308
Alvord CA Unified School District 2007 Election Series B (GO, AGM Insured) ¤	0.00	8-1-20	1,605,000	1,622,623
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-15	5,000,000	4,740,600
Anaheim CA PFA Convention Center Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	8-1-13	1,600,000	1,605,024
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-14	500,000	549,055
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-18	875,000	968,809
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-17	645,000	647,103
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) ±	5.25	9-1-17	1,800,000	1,837,818
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-14	500,000	490,870
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE, FGIC Insured)	5.00	8-1-17	1,750,000	1,755,810
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-17	100,000	103,361
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE, FGIC Insured)	5.00	8-1-17	1,070,000	1,149,512
Bay Area Toll Authority San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.09	4-1-45	5,000,000	5,009,450
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-17	3,825,000	4,187,151
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	8-1-15	1,500,000	1,445,130
California CA DWR Series M PUTTER (Water & Sewer Revenue, JPMorgan Chase Bank LIQ) 144Aø	0.20	5-1-13	1,600,000	1,600,000
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-13	290,000	292,184

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00%	6-1-14	$350,000	$355,075
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-15	360,000	374,645
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-16	370,000	387,745
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-17	380,000	399,091
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	4.00	6-1-18	390,000	427,038
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-13	120,000	120,754
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-14	225,000	227,484
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-15	230,000	232,445
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-16	420,000	422,285
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-17	435,000	439,372
California Educational Facilities Authority Series 45A (Education Revenue, Societe Generale LIQ) ø	0.35	10-1-33	2,000,000	2,000,000
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-15	2,000,000	2,026,700
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	8-1-22	965,000	979,340
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-42	440,000	441,338
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-42	1,580,000	1,607,808
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-30	875,000	914,113
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	8-1-13	1,775,000	1,792,360
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-47	535,000	540,671
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-15	1,300,000	1,346,683
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC, FHA Insured)	4.00	8-1-13	500,000	501,620
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	8-1-21	280,000	283,086
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Private Mortgages Insured) ¤	0.00	8-1-15	5,000	3,820
California HFA Home Mortgage Series A (Housing Revenue, GNMA, FNMA Insured)	3.75	8-1-20	1,940,000	2,108,896
California HFFA Casa Colina Project (Health Revenue)	5.50	4-1-13	450,000	451,161
California HFFA Catholic Healthcare West Series C (Health Revenue, NATL-RE Insured) ±(n)(m)	0.30	7-1-22	5,300,000	4,876,000
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-27	1,000,000	1,065,000
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-26	1,790,000	1,910,950
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-22	380,000	418,638
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-19	700,000	818,664
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	1-1-22	3,000,000	3,018,480
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC, FHA Insured)	4.10	2-1-15	1,750,000	1,785,263
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-15	475,000	489,340
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-23	3,245,000	3,688,884
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-31	1,000,000	1,070,240
California State (GO, NATL-RE Insured)	4.38	2-1-13	200,000	200,686
California State (GO, AMBAC-TCR-Bank of New York Insured)	5.00	10-1-16	990,000	990,396
California State (GO, AMBAC-TCR-Bank of New York Insured)	5.00	10-1-16	10,000	10,038
California State (GO, AMBAC Insured)	5.50	3-1-15	105,000	105,447
California State Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	3-1-16	180,000	180,736

2

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00%	12-1-13	$1,995,000	$2,059,000
California State DWR Central Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-17	6,595,000	7,807,689
California State Infrastructure & Economic Development Bank Bay Area Toll Bridges Series A PUTTER (Transportation Revenue, JPMorgan Chase Bank LIQ, FGIC Insured) 144Aø	0.20	7-1-23	1,500,000	1,500,000
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue)	4.63	12-1-13	100,000	100,332
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-12	1,020,000	1,024,192
California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	4-1-13	100,000	100,412
California State Public Works Board California Community Colleges Series B (Miscellaneous Revenue, NATL-RE Insured)	5.10	9-1-13	1,930,000	1,937,199
California State Public Works Board California State University Trustees Series B (Miscellaneous Revenue)	5.00	9-1-13	365,000	366,332
California State Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-17	1,895,000	2,116,165
California State Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-18	1,625,000	1,835,535
California State Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-15	935,000	987,828
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, XLCA Insured)	5.00	6-1-15	640,000	682,592
California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, NATL-RE, IBC Bank of New York Insured)	5.50	6-1-15	535,000	558,449
California State Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-13	1,910,000	1,948,200
California State Public Works Board Department of General Services Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-17	2,000,000	2,015,920
California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured)	5.20	11-1-12	500,000	502,045
California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	11-1-15	500,000	501,995
California State Public Works Board Trustees California State University Series A (Miscellaneous Revenue)	5.25	10-1-13	250,000	250,963
California State School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	2.00	2-1-13	6,000,000	6,021,420
California State University Hayward Foundation Project (Education Revenue, NATL-RE, GO of Corporation Insured)	5.25	8-1-25	475,000	475,665
California State Veterans Bonds Series CA (GO)	4.45	12-1-17	1,000,000	1,088,580
California Statewide CDA (Miscellaneous Revenue)	5.88	7-1-22	2,595,000	2,827,201
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-15	1,750,000	1,773,800
California Statewide CDA COP (Health Revenue, American Capital Access Radian Insured)	4.00	6-1-15	325,000	349,564
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, NATL-RE, IBC Insured)	5.50	9-1-14	500,000	533,020
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12-1-12	1,000,000	1,007,960
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	2.00	11-15-12	250,000	250,300
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-14	545,000	565,557
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-15	1,000,000	1,049,420
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-16	1,000,000	1,050,670
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-40	1,000,000	1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC Insured, California Mortgages Insured)	4.00	10-1-14	780,000	793,377

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60%	11-1-13	$205,000	$206,579
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-31	750,000	784,448
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-44	4,000,000	4,640,880
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.68	9-6-35	2,400,000	2,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.68	12-14-16	6,400,000	6,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-16	415,000	440,763
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	4.00	6-15-13	1,500,000	1,539,645
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	6-15-13	4,000,000	4,134,200
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC, California Mortgages Insured)	5.50	8-1-14	800,000	849,688
California Statewide CDA St. Joseph Hospital (Health Revenue, FSA Insured)	4.50	7-1-18	1,060,000	1,144,132
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-17	1,000,000	1,130,610
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-15	1,500,000	1,637,340
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-16	380,000	424,426
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-15	375,000	351,851
Centralia CA School District (GO, AGM Insured)	3.00	8-1-16	200,000	213,248
Centralia CA School District (GO, AGM Insured)	4.00	8-1-18	375,000	427,339
Chula Vista CA COP (Miscellaneous Revenue, NATL-RE Insured)	4.50	8-1-16	430,000	435,177
Clovis CA PFA (Water & Sewer Revenue, AMBAC Insured)	5.00	8-1-15	375,000	410,276
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured)	5.85	9-15-13	255,000	263,456
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	8-1-13	855,000	858,292
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-14	1,130,000	1,141,029
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-20	175,000	189,602
Compton CA Unified School District Election of 2002 Series D (Tax Revenue, AMBAC Insured) ¤	0.00	6-1-17	3,575,000	3,046,722
Contra Costa County CA PFA Series B (Miscellaneous Revenue, NATL-RE Insured)	4.00	6-1-13	450,000	451,044
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	5.50	10-1-15	690,000	746,815
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-16	625,000	698,825
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-17	385,000	434,141
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10-1-18	410,000	473,132
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11-1-14	985,000	1,008,118
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue) ¤	0.00	11-1-19	2,575,000	1,809,762
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-16	1,040,000	1,137,011
Dixon CA Unified School District (Tax Revenue, AGM Insured)	4.00	8-1-19	805,000	909,014
Dixon CA Unified School District (Tax Revenue, AGM Insured)	5.00	8-1-20	1,095,000	1,307,003
Duarte CA COP Series A (Health Revenue)	5.25	4-1-19	1,500,000	1,503,510
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-16	460,000	476,100
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-17	475,000	490,162
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-18	485,000	498,386

4

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00%	9-1-18	$1,000,000	$1,098,290
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-17	1,135,000	1,242,428
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	3-1-17	500,000	529,255
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	9-1-15	1,265,000	1,280,737
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	9-1-17	1,400,000	1,416,716
Encinitas CA Community Facilities District Encinitas Ranch Public Improvements (Tax Revenue)	4.00	9-1-17	1,180,000	1,300,443
Folsom Cordova CA Unified School District School Facilities Improvement District #1 Series A (GO, NATL-RE Insured)	5.50	10-1-15	370,000	371,351
Fontana CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.25	9-1-17	1,015,000	1,096,626
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-17	50,000	50,703
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE, FGIC Insured)	4.50	9-1-15	825,000	875,721
Fontana CA Unified School District BAN (GO) ¤	0.00	12-1-12	600,000	599,286
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-17	580,000	457,115
Fowler CA Unified School District School Facilities Improvement District #1 (GO, NATL-RE Insured)	5.20	7-1-20	1,730,000	1,958,325
Fresno CA Unified School District Series A (GO, NATL-RE Insured)	6.55	8-1-20	200,000	210,338
Fresno CA Unified School District Series C (GO, NATL-RE Insured)	5.80	2-1-15	475,000	517,812
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25	10-1-16	600,000	616,692
Gilroy CA PFFA BAN (Lease Revenue)	3.00	11-1-13	3,000,000	3,006,720
Golden State CA Tobacco Securitization Corporation Series 2003 A-1 (Tobacco Revenue)	6.25	6-1-33	2,275,000	2,363,134
Golden West CA Schools Financing Authority 1998 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	2-1-14	455,000	441,737
Golden West CA Schools Financing Authority 1998 CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	6.60	2-1-16	650,000	701,838
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	2-1-13	360,000	358,283
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	2-1-14	235,000	228,150
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, NATL-RE Insured)	5.75	8-1-15	265,000	294,704
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-15	100,000	94,356
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-16	155,000	142,540
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-17	165,000	147,119
Hayward CA Unified School District COP (Lease Revenue, AGM Insured)	3.00	6-1-16	300,000	317,604
Hayward CA Unified School District COP (Lease Revenue, AGM Insured)	3.00	6-1-17	705,000	752,489
Hayward CA Unified School District COP (Lease Revenue, AGM Insured)	3.00	6-1-18	725,000	771,900
Hayward CA Unified School District COP (Lease Revenue, AGM Insured)	3.00	6-1-19	750,000	797,730
Hemet CA Unified School District COP (Miscellaneous Revenue) ø	1.68	10-1-36	12,355,000	12,355,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.60	2-1-28	3,240,000	3,240,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.60	2-1-38	18,165,000	18,165,000
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	8-1-13	280,000	285,594
Horicon CA Elementary School District (GO, AMBAC Insured)	4.00	8-1-14	295,000	306,732
Imperial CA Community College District BAN (Tax Revenue) ¤	0.00	8-1-14	1,500,000	1,445,325

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00%	10-15-14	$490,000	$515,852
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-16	265,000	287,300
Industry CA Airport Revenue Refunding Senior Series B (Tax Revenue, NATL-RE Insured)	4.00	5-1-18	1,000,000	1,008,370
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured) ¤	0.00	5-1-13	150,000	146,178
Inglewood CA Unified School District Election of 1998 Series D (GO, AGM Insured)	4.00	10-1-12	100,000	100,027
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-41	2,500,000	2,615,500
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-41	3,000,000	3,197,430
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-18	1,325,000	1,479,455
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-18	1,200,000	1,220,652
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-13	145,000	142,094
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-15	150,000	138,669
Keyes CA Unified School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-16	155,000	138,753
La Quinta CA Financing Authority Series A (Tax Revenue, AMBAC Insured)	5.25	9-1-15	940,000	1,017,353
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00	9-1-16	1,830,000	1,923,586
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-16	1,420,000	1,458,155
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	8-1-14	750,000	767,273
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	8-1-15	585,000	605,902
Lindsay CA Unified School District COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10-1-14	340,000	361,277
Loma Linda CA University Medical Center Project Series A (Housing Revenue, AMBAC Insured)	5.15	12-1-13	500,000	518,610
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-15	1,250,000	1,350,950
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11-1-13	1,080,000	1,084,903
Long Beach CA Harbor AMT Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-16	500,000	551,540
Long Beach CA Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11-1-15	250,000	251,135
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-14	995,000	1,029,198
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-16	1,000,000	944,980
Los Angeles CA Building Authority Series A (Miscellaneous Revenue)	5.20	10-1-12	475,000	475,195
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-14	255,000	268,446
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-15	375,000	403,328
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-18	2,225,000	2,442,672
Los Angeles CA COP Hollywood Presbyterian Medical Center (Miscellaneous Revenue, Industrial Indemnity Company Insured)	9.63	7-1-13	85,000	90,293
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-15	1,750,000	1,957,008
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-20	2,500,000	2,894,200
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (GO, JPMorgan Chase Bank LIQ) 144Aø	0.20	2-28-13	2,000,000	2,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-14	200,000	213,842
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-15	1,835,000	2,013,197
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12-1-16	3,285,000	3,667,505
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-19	1,000,000	1,018,390

6

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00%	3-1-14	$100,000	$98,069
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-17	675,000	608,452
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-17	7,880,000	9,184,928
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	9-1-14	690,000	740,018
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	12-1-16	1,000,000	1,117,820
Los Angeles County CA Public Works Financing Authority Master Project Series B (Lease Revenue, NATL-RE, FGIC Insured)	5.00	9-1-18	400,000	437,156
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Lease Revenue, AGM Insured)	3.00	9-1-17	595,000	625,339
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-16	1,000,000	1,108,820
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-17	1,010,000	1,134,472
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-15	1,020,000	1,057,781
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-17	1,085,000	1,132,078
Merced CA Union High School CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-19	2,190,000	1,809,203
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue) ±	0.33	7-1-36	2,000,000	2,001,600
Moreno Valley CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-13	580,000	602,585
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-14	1,000,000	1,017,250
Moreno Valley CA Unified School District TRAN (GO) ##	2.50	10-1-12	5,000,000	5,000,700
Mount Pleasant CA Elementary School District CAB 1998 Election of Series S (GO, AMBAC Insured) ¤	0.00	9-1-14	1,070,000	1,020,930
Murrieta CA PFA (Tax Revenue)	5.00	9-1-17	870,000	989,190
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-17	955,000	1,009,693
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-18	1,025,000	1,082,380
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-19	1,000,000	1,047,390
New Haven CA Unified School District Refunding (GO, AGM Insured)	12.00	8-1-13	905,000	992,532
Newhall CA School District BAN School Facilities Improvement (Tax Revenue) ¤	0.00	8-1-17	10,000,000	9,199,900
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	3-1-14	100,000	102,679
North City CA West School Facilities Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.00	9-1-18	1,125,000	1,291,421
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00	5-1-13	955,000	978,913
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00	9-1-18	2,000,000	2,146,500
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10-1-13	1,805,000	1,861,226
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10-1-14	580,000	611,540
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, Assured Guaranty Insured)	5.25	1-1-17	1,885,000	2,141,247
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE, FGIC Insured)	5.50	9-1-15	875,000	889,341
Oakland CA Redevelopment Agency Central District Project (Tax Revenue, NATL-RE, FGIC Insured)	5.50	9-1-17	800,000	811,792
Oakland CA Unified School District Alameda County Election of 2000 (Tax Revenue, NATL-RE Insured)	5.00	8-1-15	500,000	541,330
Oakland CA Unified School District Alameda County Election of 2000 (GO, NATL-RE Insured)	5.00	8-1-16	530,000	573,810
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-13	820,000	833,489
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-15	640,000	659,514

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00%	8-1-16	$540,000	$557,302
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-14	435,000	453,548
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00	2-1-19	3,000,000	3,518,130
Orange County CA COP Civic Center Facilities (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	12-1-18	2,000,000	1,585,800
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-19	660,000	670,468
Oxnard CA Harbor District Series A (Port Authority Revenue)	5.00	8-1-15	1,960,000	2,083,088
Oxnard CA Harbor District Series A (Port Authority Revenue)	5.00	8-1-18	2,275,000	2,447,559
Pacifica CA COP City of Pacifica Financing Authority (Lease Revenue, AMBAC Insured)	4.50	1-1-16	1,090,000	1,171,227
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00	10-1-13	1,200,000	1,239,852
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.20	7-1-13	410,000	413,239
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-13	45,000	45,373
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-14	430,000	437,615
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-17	1,280,000	1,340,262
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-15	285,000	291,182
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-16	330,000	335,323
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-18	415,000	423,603
Palo Alto CA Improvement Bond Act 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-21	450,000	474,534
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-27	891,668	946,808
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-16	250,000	235,805
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-17	880,000	803,009
Palomar Pomerado CA Health System CAB (GO, NATL-RE Insured) ¤	0.00	8-1-17	2,000,000	1,780,980
Patterson CA Joint Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-15	140,000	128,701
Pioneers CA Memorial Healthcare District (Tax Revenue)	4.00	10-1-15	400,000	428,084
Pioneers CA Memorial Healthcare District (Tax Revenue)	4.00	10-1-17	810,000	884,010
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75	2-1-13	1,830,000	1,834,026
Port of Oakland CA AMT Series N (Airport Revenue, NATL-RE Insured)	5.00	11-1-14	1,000,000	1,003,940
Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63	8-15-14	1,100,000	1,139,226
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50	6-15-14	580,000	589,471
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-17	500,000	548,890
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-18	450,000	495,810
Poway CA Unified School District PFA Tranche Series B (Lease Revenue, AGM Insured) ¤	0.00	12-1-42	1,350,000	1,304,951
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	9-1-13	500,000	501,905
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-13	230,000	233,853
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-14	620,000	635,432
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-15	675,000	696,823
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-16	725,000	757,466

8

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured)	5.00%	9-1-17	$1,000,000	$1,003,110
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-16	225,000	211,417
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-18	345,000	302,003
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-20	460,000	359,297
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	6-30-13	915,000	921,021
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	6-30-14	1,060,000	1,081,677
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	6-30-15	630,000	654,425
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-20	535,000	424,378
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue) ±	4.00	9-1-14	1,025,000	1,068,593
Riverside CA Community Facilities District #90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50	9-1-13	1,100,000	1,117,259
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-18	1,735,000	1,892,104
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-16	640,000	708,179
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-17	490,000	545,365
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Lease Revenue, NATL-RE Insured) ¤	0.00	6-1-19	1,000,000	740,200
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10-1-15	130,000	135,179
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10-1-14	1,000,000	1,038,990
Robla CA School District Series B (GO, NATL-RE Insured) ¤	0.00	8-1-18	1,105,000	896,807
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-14	1,000,000	1,040,490
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-15	500,000	530,965
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-14	1,000,000	1,068,080
Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	5-1-15	535,000	535,551
Sacramento CA City Financing Authority EPA Building Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-14	1,250,000	1,251,138
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-14	870,000	902,764
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50	9-1-13	155,000	160,989
Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, AMBAC Insured)	4.10	9-1-15	150,000	150,209
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, FGIC Insured, Societe Generale LIQ, Societe Generale LOC) ø	0.28	12-1-35	5,000,000	5,000,000
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-20	1,000,000	1,161,880
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, NATL-RE Insured)	5.00	7-1-15	1,025,000	1,093,132
San Bernardino County CA COP Justice Center Airport Improvements (Lease Revenue, NATL-RE Insured)	5.00	7-1-16	375,000	406,313
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, NATL-RE, IBC Insured)	5.50	8-1-17	1,360,000	1,434,025
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-14	1,425,000	1,520,660
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-19	2,000,000	2,321,600
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-16	1,825,000	2,053,417
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-13	165,000	166,317
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-14	355,000	360,410
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-15	365,000	377,176

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00%	9-1-16	$380,000	$402,150
San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50	9-1-17	555,000	592,379
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-17	345,000	373,780
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-18	635,000	543,814
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.00	9-1-14	665,000	700,624
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.25	9-1-15	2,215,000	2,338,442
San Francisco CA Airport Improvement United Airlines Incorporated Project (Airport Revenue)	8.00	7-1-13	140,000	147,216
San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue)	5.00	10-1-13	190,000	192,643
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, NATL-RE Insured) ¤	0.00	8-1-13	300,000	296,382
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-14	125,000	130,196
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-16	310,000	333,430
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-14	500,000	525,770
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE Insured)	5.00	8-1-15	910,000	979,752
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE, FGIC Insured)	5.25	8-1-18	2,000,000	2,046,100
San Jacinto CA Unified School District TRAN (GO)	2.00	10-1-12	3,500,000	3,500,245
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-15	2,000,000	1,850,120
San Jose CA Airport Series A (Airport Revenue, AMBAC Insured)	5.50	3-1-18	3,380,000	3,955,039
San Jose CA Airport Series A (Airport Revenue, AGM-CR AMBAC Insured)	5.50	3-1-19	5,220,000	5,928,772
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase Bank LIQ, AGM-CR AMBAC Insured) 144Aø	0.33	9-1-31	3,500,000	3,500,000
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, NATL-RE Insured)	5.00	9-1-15	1,000,000	1,003,970
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-17	715,000	717,803
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	4.36	8-1-16	250,000	250,753
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	4.54	8-1-18	1,035,000	1,037,763
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	8-1-17	800,000	828,864
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-15	550,000	583,341
San Juan CA Basin Authority Ground Water Recovery Project (Lease Revenue, AMBAC Insured)	5.25	12-1-16	1,150,000	1,159,729
San Luis & Delta Mendota CA Water Authority Delta Habitat Conservation and Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-14	750,000	787,050
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-15	430,000	445,381
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-16	445,000	463,881
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-17	455,000	473,914
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-18	1,000,000	1,095,380
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, NATL-RE Insured)	6.50	7-1-15	205,000	229,942
San Mateo County CA Transportation Authority Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-1-18	270,000	223,309
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-19	1,000,000	1,132,590
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Lease Revenue, NATL-RE Insured)	4.00	7-1-14	500,000	516,125
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-20	1,815,000	1,428,641

10

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, NATL-RE Insured)	5.25%	9-1-16	$495,000	$539,451
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, NATL-RE Insured)	5.25	9-1-17	495,000	546,421
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	5.00	9-1-17	750,000	833,295
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	8-1-14	920,000	889,263
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	8-1-15	500,000	484,440
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-16	550,000	580,014
Simi Valley CA Unified School District COP (Lease Revenue, AMBAC Insured)	5.25	8-1-17	250,000	277,185
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, AMBAC Insured)	5.25	9-1-19	1,365,000	1,389,898
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-15	1,315,000	1,356,357
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-16	1,345,000	1,394,859
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-17	1,485,000	1,536,559
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	1.01	11-1-14	3,200,000	3,202,336
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-17	3,000,000	2,820,840
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-15	500,000	502,030
Southern California Public Power Authority National Gas Project #1 Series A (Utilities Revenue)	5.00	11-1-12	550,000	553,300
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-17	400,000	438,392
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-18	410,000	450,639
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-16	150,000	156,654
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-17	300,000	314,382
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-18	555,000	578,898
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-19	595,000	614,052
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	2.00	9-1-13	450,000	453,249
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-14	400,000	409,312
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-16	380,000	394,953
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-17	395,000	408,667
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-18	405,000	412,642
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-18	870,000	888,792
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-16	1,185,000	1,231,630
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-17	1,250,000	1,301,963
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45	9-1-18	1,560,000	1,562,480
Tracy CA Joint Unified School District Election of 2006 (GO, AGM Insured)	6.00	8-1-13	315,000	329,751
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-13	940,000	968,839
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-14	820,000	866,002
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-15	210,000	220,546

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38%	12-1-16	$475,000	$510,996
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	3.00	10-1-13	55,000	55,785
University of California CA ROC RR-II-R-12328 (Education Revenue, AGM Insured) 144Aø	0.19	5-15-15	1,700,000	1,700,000
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, NATL-RE Insured)	5.00	5-1-21	1,500,000	1,568,055
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.00	2-1-13	545,000	550,341
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.60	2-1-16	1,080,000	1,185,862
Vallejo City CA Unified School District Series A (GO, NATL-RE Insured)	5.90	2-1-18	2,065,000	2,338,840
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, NATL-RE Insured)	6.45	5-1-18	1,115,000	1,206,129
Victor Valley CA Joint Unified School District CAB Bonds (GO, Assured Guaranty Insured) ¤	0.00	8-1-15	280,000	271,286
Washington CA Unified School District Yolo County COP New High School Project (Miscellaneous Revenue, AMBAC Insured)	4.25	8-1-13	465,000	476,127
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-18	1,750,000	1,753,728
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-13	905,000	930,793
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-14	975,000	1,030,127
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-17	1,125,000	1,262,216
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-21	1,040,000	1,126,996
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-16	1,055,000	1,202,289
West Contra Costa CA Unified School District Election of 2002 Series C (GO, NATL-RE, FGIC Insured)	4.25	8-1-17	785,000	809,806
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-17	325,000	366,369
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-18	575,000	654,419
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	9-1-13	265,000	268,620
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	9-1-14	250,000	256,053
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-15	200,000	210,620
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-16	265,000	275,237
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-17	270,000	279,707
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-18	275,000	287,848
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-19	285,000	302,758
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-20	290,000	351,880
Westminster CA Redevelopment Agency Commercial Project #1 (Tax Revenue)	2.00	11-1-12	2,335,000	2,336,541
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	6-1-13	1,000,000	1,020,180
Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Miscellaneous Revenue)	5.00	11-1-12	245,000	245,711

				491,351,765

Colorado : 0.42%
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.39	11-1-36	2,200,000	2,200,000

Guam : 0.10%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-12	520,000	523,952

12

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 7.25%
Puerto Rico Commonwealth Public Imports Series A (GO, AGM Insured)	5.00%	7-1-15	$1,000,000	$1,067,710
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	7-1-13	2,000,000	2,067,060
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-16	1,815,000	1,903,608
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	4.50	12-1-17	1,250,000	1,388,125
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-15	1,000,000	1,115,540
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-16	3,440,000	3,926,760
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-17	1,895,000	2,196,532
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-18	1,250,000	1,461,075
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-19	1,000,000	1,158,180
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured)	5.25	7-1-14	860,000	867,052
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	4-1-14	1,000,000	1,032,440
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-16	1,000,000	1,119,920
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-17	1,500,000	1,690,740
Puerto Rico Municipal Finance Agency Series C (GO, AGM Insured)	5.00	8-1-13	1,125,000	1,163,509
Puerto Rico PFOTER Series 4147 (Utilities Revenue, FSA, FGIC Insured) ø	0.88	7-1-33	15,000,000	15,000,000
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-16	500,000	534,905

				37,693,156

Virgin Islands : 0.69%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10-1-13	500,000	516,580
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10-1-16	1,000,000	1,076,290
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-18	1,750,000	2,004,923

				3,597,793

Total Municipal Obligations (Cost $523,707,981)				535,366,666

	Yield		Shares
Short-Term Investments : 0.99%
Investment Companies : 0.99%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		5,121,723	5,121,723

Total Short-Term Investments (Cost $5,121,723)				5,121,723

Total investments in securities (Cost $528,829,704)*	103.92%			540,488,389

Other assets and liabilities, net	(3.92)			(20,369,008)

Total net assets	100.00%			$520,119,381

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment

13

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $528,863,286 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,787,072
Gross unrealized depreciation	(161,969)

Net unrealized appreciation	$11,625,103

14

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$530,490,666	$4,876,000	$535,366,666
Short-term investments
Investment companies	5,121,723	0	0	5,121,723

	$5,121,723	$530,490,666	$4,876,000	$540,488,389

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.98%

California : 97.16%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00%	10-1-18	$3,895,000	$3,174,230
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-19	3,000,000	2,313,060
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ±	5.25	10-1-21	3,000,000	3,354,810
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-29	4,100,000	5,070,388
Alisal CA Unified School District CAB Election of 2006 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-17	1,105,000	983,991
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-33	1,290,000	1,597,020
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-18	4,955,000	4,160,020
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-25	10,000,000	5,661,700
Anaheim CA PFA Electric System Distribution Facilities Series A (Utilities Revenue, AGM Insured)	5.00	10-1-31	4,305,000	4,316,968
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-17	2,195,000	2,202,156
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-17	1,635,000	1,689,952
Bay Area Toll Authority CA (Transportation Revenue) %%	5.00	4-1-31	2,850,000	3,417,606
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75	8-1-30	3,190,000	4,067,441
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-23	2,105,000	2,295,018
Cabrillo CA Unified School District CAB Series A (GO, AMBAC Insured) ¤	0.00	8-1-21	1,500,000	1,032,570
California (GO)	5.25	8-1-38	1,925,000	2,157,617
California (GO)	5.25	11-1-40	3,000,000	3,439,890
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue) %%	5.00	4-1-32	1,000,000	1,125,320
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue) %%	5.00	4-1-42	1,000,000	1,082,430
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-26	400,000	458,072
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-27	1,145,000	1,304,705
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-28	400,000	453,236
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series B (Health Revenue)	6.38	8-1-34	1,000,000	1,086,480
California Community College Financing Authority (Miscellaneous Revenue)	5.00	5-1-30	2,635,000	2,963,743
California Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	3-1-16	2,250,000	2,259,203
California Department of Veterans Affairs Series A (Housing Revenue)	4.85	12-1-22	1,605,000	1,699,230
California Educational Facilities Authority Series 45A (Education Revenue, Societe Generale LIQ) ø	0.35	10-1-33	3,000,000	3,000,000
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-26	2,000,000	2,316,740
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-30	535,000	608,621
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-42	2,055,000	2,061,247
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-42	4,210,000	4,284,096
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-30	1,310,000	1,368,557
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-47	440,000	444,664
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-37	1,480,000	1,481,717
California HFA MFHR Series B (Housing Revenue, AMBAC, FHA Insured)	6.05	8-1-16	1,060,000	1,061,940
California HFFA Casa Colina Project (Health Revenue)	6.00	4-1-22	3,000,000	3,005,610

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25%	3-1-23	$3,000,000	$3,511,800
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-29	3,280,000	3,908,678
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-26	1,250,000	1,479,238
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-27	225,000	267,035
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	11-15-32	1,250,000	1,412,088
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-33	2,750,000	3,153,288
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13	1-1-22	3,600,000	3,622,176
California HFFA Prerefunded Providence Health (Health Revenue)	6.50	10-1-38	100,000	132,012
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-31	3,100,000	3,590,358
California HFFA The Episcopal Home (Health Revenue, California Mortgages Insured)	5.25	2-1-21	2,000,000	2,003,400
California Housing Finance Agency CAB Home Mortgage Series N (GO)	6.00	4-1-35	2,140,000	2,574,484
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30	8-1-23	5,120,000	5,313,024
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-39	3,000,000	3,300,330
California Infrastructure & Economic Development Bank School King City Unified High School (Miscellaneous Revenue)	5.75	8-15-29	2,150,000	2,420,470
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-20	1,000,000	1,074,970
California Public Works Board Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-25	4,000,000	4,660,560
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-30	9,850,000	11,627,236
California Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11-1-28	4,225,000	4,722,240
California Public Works California State University Project Series B-1 (Miscellaneous Revenue)	5.70	3-1-35	2,210,000	2,509,963
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-24	2,400,000	2,573,736
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-27	5,500,000	5,541,250
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-29	3,145,000	3,262,654
California Refunding (GO)	5.00	8-1-25	5,000,000	5,744,750
California Refunding (GO)	5.00	2-1-33	5,000,000	5,678,350
California Refunding Series B (GO) ±	1.33	5-1-20	3,000,000	3,009,090
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series C (Housing Revenue, GNMA, FNMA Insured)	5.40	2-1-46	685,000	746,246
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-21	1,005,000	1,007,040
California Statewide CDA COP The Internext Group (Health Revenue)	5.38	4-1-17	2,375,000	2,384,073
California Statewide CDA Insured St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-21	1,775,000	2,078,312
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) ø144A	0.68	9-6-35	1,000,000	1,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA, FHA Insured)	6.10	12-20-35	2,010,000	2,013,296
California Statewide CDA Referendum International School Peninsula Project (Education Revenue)	5.00	11-1-16	1,190,000	1,222,178
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Miscellaneous Revenue)	6.75	7-1-31	2,625,000	2,978,220
California Statewide CDA School Facility Aspire Public Schools (Miscellaneous Revenue)	5.00	7-1-20	1,335,000	1,342,730
California Statewide CDA School Facility Aspire Public Schools (Miscellaneous Revenue)	5.20	7-1-20	595,000	604,794
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10-1-27	1,040,000	1,043,338
California Statewide Community Sutter Health Series B (Health Revenue, AMBAC Insured) ±	5.00	8-15-38	7,000,000	7,713,790
California University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-37	7,500,000	8,684,250

2

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Various Purposes (GO)	5.00%	10-1-29	$7,000,000	$7,930,930
California Various Purposes (GO)	5.25	4-1-35	5,000,000	5,790,150
California Various Purposes (GO)	5.00	9-1-29	1,475,000	1,696,973
California Various Purposes (GO)	5.00	11-1-32	955,000	1,078,883
California Various Purposes (GO)	5.00	9-1-35	5,000,000	5,367,550
California Various Purposes (GO)	5.00	9-1-42	3,000,000	3,345,180
California Various Purposes (GO)	5.13	4-1-33	5,835,000	6,469,615
California Various Purposes (GO)	5.25	9-1-28	5,000,000	5,883,600
California Various Purposes (GO)	5.25	10-1-29	800,000	921,192
California Various Purposes (GO)	5.25	3-1-38	2,300,000	2,559,693
California Various Purposes (GO)	5.60	3-1-36	7,800,000	9,150,882
California Various Purposes (GO)	5.75	4-1-29	1,600,000	1,905,248
California Various Purposes (GO)	5.75	4-1-31	3,380,000	4,018,144
California Various Purposes (GO)	6.00	4-1-38	23,465,000	28,042,776
California Veterans Series BZ (GO, NATL-RE Insured)	5.35	12-1-21	5,000	5,009
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue)	5.00	1-15-31	2,000,000	2,240,300
Capistrano CA Unified School District School Facilities Improvement District #1 Series C (GO, AGM Insured)	5.50	8-1-22	1,215,000	1,220,139
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25	10-1-20	1,140,000	1,188,359
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	8-1-24	975,000	527,621
Cathedral City CA PFA CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	8-1-26	1,085,000	509,245
Center California Unified School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	9-1-21	5,000,000	3,608,850
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, NATL-RE Insured)	6.45	2-1-18	2,275,000	2,503,296
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-29	1,750,000	818,948
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-33	1,500,000	544,695
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13	4-1-21	3,000,000	3,007,140
Coachella Valley CA Unified School District 2005 Election Series D (GO, AGM Insured)	4.13	8-1-32	1,000,000	1,050,260
Coachella Valley CA Unified School District 2005 Election Series D (GO, AGM Insured)	5.00	8-1-37	3,000,000	3,326,940
Coalinga CA PFA Water & Wastewater Pooled Series 2012 (Water & Sewer Revenue)	5.00	4-1-30	1,525,000	1,616,149
College of The Sequoias Tulare Area Improvement District # 3 California Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-24	1,000,000	610,340
Compton CA Community College CAB Election of 2002 Series C (GO)¤	0.00	8-1-35	3,445,000	859,321
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-20	1,140,000	1,174,964
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue)	5.75	8-1-26	5,000,000	5,110,250
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-20	230,000	249,191
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-22	230,000	299,327
Contra Costa County CA PFA Unrefunded 2007 Pleasant Hill (Tax Revenue)	5.25	8-1-28	405,000	358,648
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-35	5,510,000	6,595,580
Duarte CA COP Series A (Health Revenue)	5.25	4-1-19	1,500,000	1,503,510
Duarte CA COP Series A (Health Revenue)	5.25	4-1-24	6,515,000	6,525,033
Duarte CA RDA CAB Sub Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-16	2,665,000	2,267,649
East Side CA Union High School District Santa Clara County 2008 Election Series D (GO)	5.00	8-1-28	2,655,000	3,072,632
East Side CA Union High School District Santa Clara County 2008 Election Series D (GO)	5.00	8-1-29	2,000,000	2,303,620
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12-1-24	1,500,000	1,760,235

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75%	9-2-14	$500,000	$501,345
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-21	1,750,000	1,752,083
Escondido CA Joint Powers Financing Authority (Water & Sewer Revenue)	5.00	9-1-33	3,000,000	3,404,940
Escondido CA Union High School CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-27	8,385,000	4,452,938
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	9-15-32	2,000,000	2,200,860
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-17	2,455,000	2,489,517
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-27	4,785,000	4,821,318
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	1-15-40	4,000,000	4,002,200
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE, IBC Insured) ±	5.80	1-15-20	3,000,000	3,129,900
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE, IBC Insured) ±	5.85	1-15-23	3,000,000	3,120,840
Gilroy CA Unified School District Election of 2008 Series A (GO, Assured Guaranty Insured)	6.00	8-1-27	1,000,000	1,225,150
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-15	2,000,000	1,867,720
Golden West CA Schools Financing Authority CAB Series PG-A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-16	585,000	479,565
Hacienda La Puente CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	8-1-27	2,505,000	3,011,261
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12-1-13	1,320,000	1,324,765
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.60	2-1-28	5,435,000	5,435,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.60	2-1-38	500,000	500,000
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-41	3,750,000	3,996,788
Jamul-Dulzura CA Unified School District Series C (GO)	6.40	8-1-16	115,000	115,573
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-34	9,905,000	2,274,386
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-36	11,130,000	2,158,664
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-33	8,865,000	2,221,214
Jurupa CA Unified School District Refunding Program (GO, AGM Insured)	5.00	8-1-22	2,370,000	2,911,308
Kaweah CA Delta Health Care District Election of 2003 (GO, NATL-RE Insured)	5.25	8-1-28	5,370,000	5,740,423
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	9-1-22	1,000,000	1,021,950
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00	9-1-21	1,000,000	1,012,210
Lancaster CA Redevelopment Agency Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-29	2,000,000	2,243,160
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-30	2,000,000	2,177,060
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, AMBAC Insured)	6.00	11-1-17	1,130,000	1,192,670
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured)	5.00	8-1-30	5,000,000	5,072,350
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-26	2,530,000	3,038,707
Los Angeles CA ABC Unified School District CAB Election of 1997 Series B (GO, NATL-RE, FGIC, GO of District Insured) ¤	0.00	8-1-18	1,500,000	1,288,290
Los Angeles CA Community Development Properties CDA Headquarters Office Building Project Series 2011 (Miscellaneous Revenue)	5.25	9-1-30	1,905,000	2,196,465

4

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Miscellaneous Revenue, AMBAC Insured)	5.00%	9-1-25	$2,310,000	$2,429,358
Los Angeles CA Community Redevelopment Refunding Grand Central Square Class B (Tax Revenue, AMBAC Insured)	5.00	12-1-22	1,200,000	1,211,892
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, AMBAC Insured)	6.00	11-1-19	2,000,000	2,006,300
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-24	1,565,000	1,679,480
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, NATL-RE Insured)	5.00	5-15-25	2,925,000	3,127,352
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-18	75,000	89,675
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-28	2,350,000	2,670,987
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-31	1,125,000	1,253,374
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (GO, JPMorgan Chase Bank LIQ) ø144A	0.20	2-28-13	3,800,000	3,800,000
Lynwood CA Unified School District Series 2011 (GO, AGM Insured)	5.00	8-1-24	1,000,000	1,168,500
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-34	4,000,000	5,508,920
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-29	1,060,000	1,296,772
Madera CA Unified School District CAB (Miscellaneous Revenue, AGM Insured)	5.00	9-1-28	1,740,000	1,815,203
Merced CA Community College School Facilities Improvement Project District #1 (GO, NATL-RE Insured)	5.00	8-1-31	1,635,000	1,749,695
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-32	3,380,000	1,237,181
Merced CA Union High School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-18	2,135,000	1,845,345
Montebello CA Unified School District Election of 2004 (GO, NATL-RE Insured)	5.00	8-1-30	3,175,000	3,284,347
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-28	2,000,000	2,135,040
Mount Diablo CA Unified School District Election of 2010 Series E (GO)	5.00	6-1-37	2,000,000	2,254,960
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50	2-15-13	1,080,000	1,083,262
Natomas CA Unified School District Series 1999 (GO, NATL-RE Insured)	5.95	9-1-21	1,000,000	1,152,240
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.94	7-1-19	7,000,000	5,943,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.03	7-1-27	10,000,000	7,284,300
Northern California Power Agency Public Power Prerefunded Balance (Utilities Revenue, AMBAC Insured)	7.50	7-1-23	50,000	69,851
Northern Inyo County CA Local Hospital District (GO, AGC-ICC Insured)	5.60	8-1-35	20,000	21,190
Norwalk-LA Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-23	1,500,000	985,665
Oakland CA Peralta Community College District Refunding Project (GO)	5.00	8-1-25	1,515,000	1,827,802
Oakland CA Unified School District Election of 2006 Series A (GO)	5.50	8-1-32	3,160,000	3,534,144
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, NATL-RE Insured)	5.80	8-1-23	1,110,000	1,318,891
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, NATL-RE Insured)	6.00	8-1-15	715,000	748,026
Palm Springs CA Financing Authority Downtown Revitalization Project Series B (Miscellaneous Revenue)	5.00	6-1-35	2,000,000	2,147,420
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-18	290,000	298,848
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-23	500,000	508,345
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-27	1,693,520	1,798,247
Palomar CA Pomerado Health Care District COP (Health Revenue)	5.50	11-1-19	4,950,000	5,606,073
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-33	2,500,000	838,925
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-18	1,025,000	1,153,853

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25%	10-1-20	$1,030,000	$1,053,340
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-31	2,045,000	2,068,436
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50	5-1-19	2,000,000	2,167,820
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-32	5,500,000	5,577,660
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-29	2,635,000	2,811,097
Pomona CA Unified School District Series A (GO, NATL-RE Insured)	6.55	8-1-29	2,480,000	3,378,752
Port Oakland CA Series L Unrefunded Balance (Airport Revenue, NATL-RE, FGIC Insured)	5.50	11-1-20	1,775,000	1,781,514
Port Oakland CA Unrefunded Balance AMT Refunding Series N (Airport Revenue, NATL-RE Insured)	5.00	11-1-22	5,330,000	5,345,510
Port Oakland CA Unrefunded Balance AMT Series L (Airport Revenue, NATL-RE, FGIC Insured)	5.38	11-1-27	2,070,000	2,075,796
Port Oakland CA Unrefunded Balance Series M (Airport Revenue, NATL-RE, IBC, FGIC Insured)	5.38	11-1-27	4,385,000	4,397,717
Port of Redwood City CA (Airport Revenue)	5.13	6-1-30	3,600,000	3,601,260
Poway CA Unified School District Election of 2008 Import District 07-1-A (GO) ¤	0.00	8-1-24	1,800,000	1,138,842
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured) ¤	0.00	7-15-30	3,505,000	1,213,396
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-21	1,000,000	1,006,160
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-26	3,320,000	1,745,324
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, Assured Guaranty Insured)	5.88	8-1-37	5,000,000	5,711,800
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-24	7,500,000	8,552,100
Richmond CA Joint Powers Financing Authority Series A (Miscellaneous Revenue)	5.25	5-15-13	60,000	60,148
Riverside CA Unified School District Financing Superior Lien Series A (Miscellaneous Revenue)	5.00	9-1-37	1,250,000	1,344,100
Riverside County CA Asset Administrative Center Refunding Project (Miscellaneous Revenue)	5.00	11-1-28	1,150,000	1,293,474
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-1-26	11,235,000	5,407,068
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-22	4,000,000	4,639,480
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-25	1,905,000	2,097,329
Ross Valley CA School District Election of 2010 Series B (GO)	5.00	8-1-37	625,000	722,169
Sacramento CA City Unified School Refunding (GO, AGM Insured)	5.00	7-1-31	2,500,000	2,831,925
Sacramento CA Municipal Utility District Refunding Series Y (Utilities Revenue)	5.00	8-15-33	1,000,000	1,165,240
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-24	2,000,000	2,287,640
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.40	11-1-20	2,500,000	2,917,850
Sacramento County CA COP Animal Care & Youth Detention Program (Miscellaneous Revenue, AMBAC Insured)	5.00	10-1-25	1,085,000	1,161,742
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, FGIC Insured, Societe Generale LOC, Societe Generale LIQ) ø	0.28	12-1-35	8,000,000	8,000,000
Sacramento County CA Water Financing Authority Water Agency Zones 40 & 41 Series B (Water & Sewer Revenue, NATL-RE, FGIC Insured) ±	0.83	6-1-34	11,365,000	8,468,175
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-20	6,000,000	6,971,280
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-28	5,815,000	5,819,245
San Buenaventura CA Public Refunding Series A (Miscellaneous Revenue)	5.00	2-1-28	1,750,000	1,999,515
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.25	2-15-32	4,825,000	5,140,748
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.25	2-15-26	4,950,000	5,426,240

6

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00%	9-1-23	$885,000	$571,285
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-20	1,060,000	1,061,770
San Diego CA Redevelopment Agency (Tax Revenue)	5.00	9-1-25	575,000	614,244
San Francisco CA Bay Area Series A (Tax Revenue)	5.00	7-1-36	1,000,000	1,178,260
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-26	3,000,000	3,441,540
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-16	250,000	268,895
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00	8-1-13	470,000	474,648
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	8-1-14	385,000	397,551
San Gorgonio CA Memorial Healthcare Election of 2006 Series A (GO, NATL-RE, FGIC Insured)	5.00	8-1-36	5,000,000	5,158,050
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.00	8-1-27	950,000	1,135,345
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-15	2,000,000	1,850,120
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-31	2,040,000	2,047,426
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	8-1-25	1,845,000	1,871,789
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	8-1-26	950,000	965,029
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-21	1,205,000	908,462
San Jose CA Unified School District (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-26	3,175,000	1,773,714
San Luis Obispo County CA Financing Authority Series A (Miscellaneous Revenue)	5.00	10-15-27	1,510,000	1,751,796
San Rafael City CA High School District CAB Election of 2002 Series B (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-23	1,260,000	852,088
Sanger CA Unified School District Refunding Revenue (GO, NATL-RE Insured)	5.60	8-1-23	2,000,000	2,270,320
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-22	2,000,000	2,332,380
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, Assured Guaranty Insured) ¤	0.00	8-1-38	20,495,000	5,346,531
Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.50	8-1-29	1,000,000	1,147,550
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-29	2,100,000	2,487,639
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, AMBAC Insured)	5.25	8-1-22	1,970,000	2,163,572
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	6.50	8-1-28	3,000,000	3,130,560
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-27	1,020,000	519,343
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, XLCA Insured)	5.25	9-1-19	2,015,000	2,071,702
South Pasadena CA Unified School District Series A (GO, FGIC-TCR Insured)	5.55	11-1-20	810,000	1,007,114
Southern California Public Power Authority Natural Gas Project (Utilities Revenue)	5.25	11-1-25	1,000,000	1,099,580
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-33	3,065,000	3,506,789
Sulphur Springs CA Union School District Refunding Community Facilities District #2002-1 Series A (Tax Revenue)	5.00	9-1-32	1,465,000	1,584,002
Sulphur Springs CA Union School District Series A (GO, NATL-RE Insured) ¤	0.00	9-1-13	5,690,000	5,628,150
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	9-1-26	2,090,000	2,186,056

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	6-1-34	$1,310,000	$1,341,846
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-34	2,690,000	2,766,235
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, Assured Guaranty Insured)	6.25	10-1-33	1,000,000	1,167,590
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, Assured Guaranty Insured)	5.25	4-1-27	3,000,000	3,381,750
Union City CA Community RDA (Tax Revenue, Assured Guaranty Insured)	5.25	10-1-33	10,000,000	11,176,000
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38	10-1-34	4,885,000	4,888,273
University of California Revenues Limited Project Series G (Education Revenue)	5.00	5-15-42	2,500,000	2,883,775
University of California Revenues ROCS-RR-II-R-12236 (Education Revenue) ø144A	0.19	10-1-15	3,200,000	3,200,000
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	5-15-30	465,000	483,851
Vacaville CA Unified School District (Miscellaneous Revenue, Assured Guaranty Insured)	6.50	12-1-34	1,260,000	1,492,016
Vallejo City CA Unified School District Refunding Series A (GO, NATL-RE Insured)	5.90	2-1-17	1,000,000	1,121,950
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-37	2,500,000	2,502,600
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-15	1,135,000	1,156,758
West Contra Costa CA Healthcare District COP (Tax Revenue, AMBAC Insured)	5.50	7-1-29	2,000,000	2,058,200
West Contra Costa CA Healthcare District COP (Tax Revenue)	6.00	7-1-32	3,000,000	3,458,610
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-24	1,350,000	1,614,519
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	8-1-21	6,000,000	4,377,360
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-27	1,080,000	1,434,758
West Contra Costa CA Unified School District Refunding (GO)	5.00	8-1-32	1,250,000	1,414,925
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured)	6.60	5-1-35	1,000,000	1,243,530
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.00	9-1-26	875,000	996,328
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.25	9-1-31	1,000,000	1,150,240
Wiseburn CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	8-1-27	1,525,000	777,598
Yorba Linda CA RDA CAB Redevelopment Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	9-1-19	1,810,000	1,355,128

				742,821,677

Guam : 0.15%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-31	1,000,000	1,141,480

Puerto Rico : 0.65%
Puerto Rico PFOTER Series 4147 (Utilities Revenue, FSA, FGIC Insured) ø	0.88	7-1-33	5,000,000	5,000,000

Virgin Islands : 1.02%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-29	5,000,000	5,400,150
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-37	2,000,000	2,366,500

				7,766,650

Total Municipal Obligations (Cost $697,383,760)				756,729,807

8

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name		Yield	Shares	Value
Short-Term Investments : 0.81%

Investment Companies : 0.81%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01%	6,216,840	$6,216,840

Total Short-Term Investments (Cost $6,216,840)				6,216,840

Total investments in securities (Cost $703,600,600)*	99.79%			762,946,647
Other assets and liabilities, net	0.21			1,614,038

Total net assets	100.00%			$764,560,685

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment
%%	Security issued on a when-issued basis.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $703,695,159 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,299,476
Gross unrealized depreciation	(47,988)

Net unrealized appreciation	$59,251,488

9

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$756,729,807	$0	$756,729,807
Short-term investments
Investment companies	6,216,840	0	0	6,216,840

	$6,216,840	$756,729,807	$0	$762,946,647

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.49%

Arizona : 1.07%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-34	$1,000,000	$1,117,280

California : 2.27%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-21	1,000,000	1,136,140
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-36	1,120,000	1,233,904

				2,370,044

Colorado : 84.34%
Adams Street College Colorado Enterprise (Education Revenue)	5.00	5-15-37	1,000,000	1,152,610
Arapahoe County CO Centennial 25 Metropolitan District (GO)	6.38	12-1-16	315,000	315,488
Arapahoe County CO School District #006 (GO, NATL-RE FGIC Insured)	5.25	12-1-21	200,000	201,748
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-33	500,000	543,335
Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (GO, NATL-RE Insured)	5.13	12-1-32	2,000,000	2,017,240
Aspen Valley CO Hospital District (Hospital Revenue)	5.00	10-15-33	600,000	658,602
Aurora CO COP Series A (Miscellaneous Revenue)	5.00	12-1-27	2,000,000	2,279,960
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	8-1-39	1,000,000	1,150,770
Berthoud CO Wastewater Revenue (Water & Sewer Revenue)	5.00	10-15-27	670,000	748,866
Black Hawk CO Central City (Water & Sewer Revenue)	2.00	12-1-12	200,000	200,300
Canon City CO Finance Authority COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	12-1-32	150,000	165,899
Colorado ECFA Alexander Dawson School Colorado Project (Miscellaneous Revenue)	5.00	2-15-40	2,000,000	2,205,880
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.25	12-1-28	1,000,000	1,209,630
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.38	12-1-28	1,000,000	1,216,470
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12-15-35	480,000	484,637
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.00	6-15-19	1,040,000	1,079,666
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.25	6-15-24	1,165,000	1,197,958
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	6.25	7-1-28	750,000	733,028
Colorado ECFA Charter School District (Lease Revenue, Moral Obligation Insured)	5.00	7-15-37	1,150,000	1,207,167
Colorado ECFA Charter School Flagstaff Series A (Miscellaneous Revenue)	6.75	8-1-28	1,000,000	1,047,660
Colorado ECFA Charter School Pinnacle High School Project (Miscellaneous Revenue, Moral Obligation Insured)	5.13	12-1-39	500,000	529,320
Colorado ECFA Charter School Series B (Miscellaneous Revenue)	6.13	11-1-20	1,230,000	1,338,154
Colorado ECFA Charter School Twin Peaks Charter (Miscellaneous Revenue)	6.75	11-15-28	750,000	873,060
Colorado ECFA Cheyenne Mountain Charter Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.25	6-15-29	590,000	625,784
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-18	860,000	869,021
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-23	100,000	100,602
Colorado ECFA Parker Core Charter (Miscellaneous Revenue, XLCA Insured)	5.00	11-1-24	1,445,000	1,489,029
Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured)	5.00	9-1-32	1,265,000	1,405,478
Colorado ECFA Refunding University Corporation Atmosphere Research (Education Revenue, GO of Corporation Insured)	5.00	9-1-27	1,480,000	1,729,646
Colorado ECFA Refunding University Corporation Atmosphere Research (Education Revenue, GO of Corporation Insured)	5.00	9-1-30	1,770,000	2,039,040

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50%	6-1-33	$2,735,000	$3,035,330
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-27	1,000,000	1,098,590
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-35	1,000,000	1,076,680
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue) ±	5.25	10-1-38	15,000	15,836
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±	5.25	10-1-38	85,000	89,553
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-25	900,000	936,864
Colorado HFA Catholic Health Initiatives Series D (Health Revenue)	6.25	10-1-33	1,000,000	1,186,530
Colorado HFA Company Series E2 (Housing Revenue, NATL-RE, IBC Insured)	7.00	2-1-30	340,000	346,589
Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue)	5.40	10-1-29	1,235,000	1,288,352
Colorado HFA Series E3 (Housing Revenue)	6.60	8-1-17	120,000	121,814
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA VA Guaranty Housing & Urban Development Loan Insured)	5.50	11-1-29	595,000	616,735
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	5-1-32	140,000	139,846
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured)	4.75	5-1-30	585,000	586,632
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	5-1-32	570,000	570,000
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.45	4-1-30	1,125,000	1,162,440
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	8-1-31	180,000	182,936
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	8-1-23	215,000	216,742
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE, IBC Insured)	6.80	2-1-31	1,255,000	1,320,687
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	8-1-33	195,000	198,810
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	8-1-17	315,000	335,781
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	8-1-33	180,000	187,391
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-18	500,000	578,550
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	6-1-23	1,320,000	1,355,495
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.39	11-1-36	3,060,000	3,060,000
Colorado State COP Fitzsimons Academic Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	11-1-30	1,000,000	1,094,850
Colorado State Health Facilities Authority Covenant Retirement Communities (Health Revenue)	5.00	12-1-33	1,000,000	1,052,080
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-24	1,000,000	1,100,230
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88	9-1-17	1,810,000	1,816,751
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00	9-1-19	1,000,000	1,003,760
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-18	55,000	55,212
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-19	30,000	30,113
Denver CO City & County Certificates Refunding Public Parking Unit Cultural Center (Miscellaneous Revenue)	3.50	12-1-20	710,000	807,277
Denver CO City & County Series A (Airport Revenue, XLCA Insured)	5.00	11-15-22	1,250,000	1,388,813
Denver CO City & County Series A (Tax Revenue, Assured Guaranty Insured)	6.00	9-1-21	2,000,000	2,502,160
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00	12-1-30	1,205,000	1,248,187
Douglas County CO School District # 1 Douglas & Elbert Counties (GO, NATL-RE, FGIC State Aid Withholding Insured)	5.75	12-15-22	1,000,000	1,117,410

2

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00%	9-1-34	$6,000,000	$1,849,620
El Paso County CO School District #49 (Miscellaneous Revenue, NATL-RE Insured)	5.00	12-15-27	1,430,000	1,601,457
Fort Collins CO COP Series A (Miscellaneous Revenue, AMBAC Insured)	5.38	6-1-25	1,000,000	1,070,760
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-26	715,000	808,636
Garfield County CO School District Series RE 2 (GO, AGM State Aid Withholding Insured)	5.25	12-1-21	1,395,000	1,407,346
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.00	12-1-25	1,000,000	1,081,700
Grand Junction CO (Tax Revenue)	5.00	3-1-24	1,000,000	1,228,650
Ignacio CO School District 11 (GO, State Aid Withholding Insured)	5.00	12-1-30	2,000,000	2,384,100
Inverness CO Water & Sanitation District Arapahoe & Douglas Counties Series A (GO, Radian Insured)	4.60	12-1-19	465,000	465,558
La Plata County CO School District 9 (GO, State Aid Withholding Insured)	5.00	11-1-24	1,180,000	1,452,698
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-17	295,000	320,494
Platte Valley Fire Protection District Colorado (Miscellaneous Revenue)	5.00	12-1-36	325,000	346,395
Pueblo CO City and County Library District (Lease Revenue)	5.00	12-1-28	1,315,000	1,516,655
Regional Transportation District Colorado COP Transit Vehicles-A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-22	1,000,000	1,113,250
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-26	1,000,000	1,208,590
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-36	1,500,000	1,646,145
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-29	2,000,000	2,328,100
Westminster CO EDA Authority (Tax Revenue)	5.00	12-1-27	2,150,000	2,489,808

				88,061,036

Guam : 1.63%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-31	1,000,000	1,141,480
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-34	500,000	562,370

				1,703,850

Maryland : 0.46%
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-27	235,000	258,239
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-30	200,000	216,572

				474,811

New York : 1.12%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00	6-15-32	1,000,000	1,172,400

Pennsylvania : 2.09%
Allegheny County PA Higher Education Building Authority (Education Revenue)	5.00	9-1-30	1,000,000	1,102,770
Pennsylvania Higher Education Facilities Authority (Education Revenue)	5.00	7-1-32	1,000,000	1,076,730

				2,179,500

Puerto Rico : 1.33%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25	7-1-23	1,305,000	1,393,401

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Security name		Interest rate	Maturity date	Principal	Value
Virgin Islands : 3.66%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)		5.00%	10-1-29	$1,000,000	$1,080,030
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)		5.00	10-1-25	2,500,000	2,736,175

					3,816,205

Washington : 0.52%
Washington State HEFAR Gonzaga University Project Series B (Education Revenue)		5.00	10-1-32	500,000	542,513

Total Municipal Obligations (Cost $96,752,948)					102,831,040

Short-Term Investments : 1.49%
		Yield		Shares
Investment Companies : 1.49%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		1,559,977	1,559,977

Total Short-Term Investments (Cost $1,559,977)					1,559,977

Total investments in securities (Cost $98,312,925)*	99.98%				104,391,017

Other assets and liabilities, net	0.02				21,556

Total net assets	100.00%				$104,412,573

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $98,310,480 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,341,631
Gross unrealized depreciation	(261,094)

Net unrealized appreciation	$6,080,537

4

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$102,831,040	$0	$102,831,040
Short-term investments
Investment companies	1,559,977	0	0	1,559,977

	$1,559,977	$102,831,040	$0	$104,391,017

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.11%

Alabama : 0.71%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-17	$2,640,000	$3,187,668
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-13	6,000,000	6,257,520
Mobile AL Industrial Development Board Alabama Power Company Series C (IDR) ±	5.00	6-1-34	3,000,000	3,292,860

				12,738,048

Alaska : 0.93%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM GO of Authority Insured)	6.00	7-1-15	350,000	394,828
Alaska State Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	11,000,000	11,000,000
Alaska State Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	8-1-20	3,245,000	3,655,914
Alaska State Series C (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	8-1-21	1,585,000	1,771,047

				16,821,789

Arizona : 2.09%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	1.12	1-1-37	8,700,000	6,556,755
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.18	2-1-42	2,765,000	2,739,839
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-27	5,000,000	5,731,900
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-18	3,050,000	3,423,473
Arizona State Sports & Tourism Authority Series A (Miscellaneous Revenue)	4.00	7-1-20	1,365,000	1,537,782
Arizona State Sports & Tourism Authority Series A (Miscellaneous Revenue)	5.00	7-1-21	795,000	956,353
Arizona State Sports & Tourism Authority Series A (Miscellaneous Revenue)	5.00	7-1-22	1,000,000	1,204,700
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-29	5,000,000	5,739,550
Pima County AZ IDA (Miscellaneous Revenue)	7.00	7-1-21	775,000	861,118
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-35	1,000,000	1,109,460
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-15	915,000	995,795
Salt River AZ Agricultural Improvement Project & Power District Election Project Series B (Utilities Revenue)	5.00	1-1-31	2,460,000	2,490,529
Tempe AZ Series A (GO)	4.00	7-1-19	2,160,000	2,542,298
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured)	5.00	6-1-21	1,450,000	1,494,907
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-14	215,000	219,685
Verrado AZ Community Facilities District #1 (Tax Revenue)	6.00	7-15-13	70,000	71,532

				37,675,676

Arkansas : 0.04%
Rogers AR Capital Improvement (GO, XLCA Insured)	4.25	3-1-31	585,000	651,561

California : 17.09%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-18	5,470,000	4,457,777
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-23	7,860,000	9,262,853
Bakersfield CA PFOTER (Water & Sewer Revenue) 144Aø	0.35	9-15-32	7,975,000	7,975,000
California DWR Power Supply Project Series L (Utilities Revenue)	5.00	5-1-19	5,000,000	6,217,500

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25%	2-1-24	$1,800,000	$1,962,360
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-19	2,305,000	2,564,082
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-34	2,750,000	3,267,688
California State (GO)	4.00	2-1-20	450,000	516,173
California State (GO)	5.00	9-1-21	10,000,000	12,327,400
California State (GO)	5.25	9-1-22	2,900,000	3,653,246
California State (GO)	5.25	3-1-24	5,000,000	5,884,500
California State (GO)	5.25	2-1-30	1,600,000	1,884,192
California State (GO)	5.25	3-1-30	1,440,000	1,669,781
California State (GO)	5.25	8-15-31	3,000,000	3,454,500
California State (GO)	6.00	3-1-33	2,510,000	3,111,496
California State DWR Center (Water & Sewer Revenue) %%	5.00	12-1-24	10,000,000	12,457,500
California State DWR Power Supply (Utilities Revenue)	5.00	5-1-21	1,500,000	1,774,395
California State DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-22	7,035,000	8,271,120
California State Educational Facilities Authority Series A (Education Revenue)	4.00	11-1-21	1,000,000	1,118,830
California State HFFA Series D (Health Revenue)	5.00	8-15-35	500,000	555,595
California State Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-30	12,110,000	14,295,007
California State Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-26	5,000,000	5,809,150
California State Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-30	1,350,000	1,461,024
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11-1-28	1,890,000	2,112,434
California State University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-37	3,750,000	4,342,125
California State Various Purposes (GO)	5.25	4-1-35	6,000,000	6,948,180
California State Various Purposes (GO)	6.00	4-1-38	7,000,000	8,365,630
California Statewide CDA (Miscellaneous Revenue)	6.90	8-1-31	1,915,000	2,115,788
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-25	1,800,000	1,070,550
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-30	800,000	342,008
Compton CA Community College District Series C (GO) ¤	0.00	8-1-29	1,565,000	588,737
Compton CA Community College District Series C (GO) ¤	0.00	8-1-31	2,400,000	787,872
Cucamonga Valley CA Water District (Water & Sewer Revenue, AGM Insured)	5.25	9-1-31	5,120,000	6,073,344
El Monte CA Union High School District CAB Election of 2008 (GO - State) ¤	0.00	6-1-25	1,065,000	599,925
El Monte CA Union High School District CAB Election of 2008 (GO - State) ¤	0.00	6-1-26	1,250,000	661,525
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-31	4,500,000	5,646,105
Gilroy CA Unified School District CAB BAN (GO) ¤	0.00	4-1-13	2,000,000	1,986,960
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-21	1,795,000	2,190,080
Los Angeles CA Department Airports Series A (Airport Revenue)	4.00	5-15-19	2,000,000	2,333,460
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.00	8-1-21	3,000,000	3,777,930
Los Angeles CA Harbor Department Series C (Port Authority Revenue)	5.25	8-1-23	7,725,000	9,245,821
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00	7-1-35	1,750,000	1,923,338
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-19	1,925,000	2,208,803
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-18	2,380,000	2,790,098
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	8-1-15	1,100,000	993,916
Lynwood CA Unified School District (GO, AGM Insured)	5.00	8-1-23	1,000,000	1,180,350
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-34	2,000,000	2,754,460
M-S-R Energy Authority California Series C (Utilities Revenue)	7.00	11-1-34	5,000,000	6,886,150
New Haven CA Unified School District CAB Project (Education Revenue, Assured Guaranty Insured) ¤	0.00	8-1-33	6,000,000	2,192,760

2

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.94%	7-1-19	$18,500,000	$15,706,500
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-17	2,200,000	2,051,962
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.03	7-1-27	15,000,000	10,926,450
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-23	5,150,000	6,063,868
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-34	1,145,000	1,419,960
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-20	1,730,000	2,100,618
Oakland CA Unified School District Alameda County Series A (Tax Revenue)	6.25	8-1-19	1,210,000	1,461,039
Palo Alto CA Import Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-23	1,635,000	1,675,401
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-21	1,655,000	2,029,394
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-33	3,000,000	1,052,370
Peralta CA Community College District Alameda County (GO)	5.00	8-1-23	3,045,000	3,741,970
Peralta CA Community College District Alameda County (GO)	5.00	8-1-24	3,000,000	3,654,060
Pomona CA Unified School District Series B (GO)	4.00	8-1-21	1,000,000	1,127,120
Pomona CA Unified School District Series B (GO, AGM Insured)	5.00	8-1-22	1,000,000	1,216,650
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-24	2,000,000	2,280,560
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-30	2,660,000	1,163,245
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-15	1,000,000	1,061,930
Sacramento CA Area Flood Control Authority (Miscellaneous Revenue)	5.25	10-1-32	1,830,000	2,114,858
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-25	2,000,000	2,319,980
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-21	2,170,000	2,655,581
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-27	5,000,000	6,594,150
San Francisco City & County CA Public Utilities Commission Series 3153X (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	11-1-39	2,500,000	2,500,000
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-31	6,110,000	6,132,240
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-30	1,355,000	1,393,103
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	7-1-19	1,000,000	1,174,690
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00	7-1-24	5,000,000	5,973,200
Southern California Public Power Authority Natural Gas Project (Utilities Revenue)	5.25	11-1-25	3,280,000	3,606,622
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	7-1-13	100,000	104,511
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-24	2,000,000	2,436,340
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-31	2,590,000	1,012,043
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-32	2,800,000	1,036,840
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-36	1,500,000	1,885,620
University of California General Revenues Series Q (Education Revenue)	5.25	5-15-24	2,155,000	2,546,757
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-16	300,000	332,304
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-18	445,000	506,997
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-19	905,000	1,036,379
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-20	1,300,000	1,428,973
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-17	260,000	293,171

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, Assured Guaranty Insured)	5.00%	8-1-22	$2,560,000	$2,895,002
West Contra Costa CA University (GO, Assured Guaranty Insured) ¤	0.00	8-1-26	4,620,000	2,428,734
West Contra Costa CA University (GO, AGM Insured)	5.25	8-1-23	2,450,000	2,953,206

				308,163,916

Colorado : 0.93%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10-1-17	900,000	943,236
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded Balance (Health Revenue) ±	5.25	10-1-38	125,000	131,970
Colorado State Health Facilities Authority (Hospital Revenue) ø	0.18	10-1-30	9,700,000	9,700,000
Denver CO City & County (Tax Revenue, Assured Guaranty Insured)	6.00	9-1-23	2,800,000	3,476,536
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-15	250,000	253,685
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11-15-18	1,905,000	2,189,740

				16,695,167

Connecticut : 0.46%
Connecticut State Series A (GO) ±	1.28	4-15-19	2,300,000	2,327,071
Connecticut State Series A (GO) ±	1.43	4-15-20	3,300,000	3,320,691
Hamden CT (GO)	4.00	8-15-20	1,235,000	1,374,938
Hamden CT (GO)	4.00	8-15-21	1,235,000	1,366,058

				8,388,758

District of Columbia : 1.33%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-22	500,000	628,175
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-23	1,000,000	1,237,860
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-24	1,675,000	2,053,064
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-25	3,520,000	4,289,789
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-26	3,595,000	4,359,692
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue) %%	5.00	12-1-27	2,290,000	2,763,503
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-25	2,630,000	3,186,008
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-26	2,510,000	2,934,541
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-24	2,095,000	2,452,889

				23,905,521

Florida : 5.75%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50	11-1-16	1,500,000	1,686,690
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-21	2,200,000	2,465,518
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.83	6-1-14	4,000,000	4,034,280
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-21	2,945,000	3,377,797
Daytona Beach FL Utility System (Water & Sewer Revenue)	5.00	11-1-22	2,205,000	2,717,133
Daytona Beach FL Utility System (Water & Sewer Revenue)	5.00	11-1-29	1,360,000	1,582,414
Daytona Beach FL Utility System (Water & Sewer Revenue)	5.00	11-1-30	2,485,000	2,879,717
Escambia County FL School Board (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-21	4,720,000	4,930,559
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	5.00	9-15-20	2,865,000	3,026,672

4

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Florida State HEFAR (Education Revenue)	4.00%	4-1-21	$1,000,000	$1,071,330
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-17	1,665,000	1,926,638
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-16	1,000,000	1,098,130
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-17	1,000,000	1,109,340
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-15	455,000	457,148
Gulf Breeze FL Revenue Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-15	850,000	852,482
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-20	3,000,000	3,224,040
Gulf Breeze FL Revenue Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-20	3,290,000	3,604,031
JEA Florida Electric Systems Sub Series B (Utilities Revenue)	5.00	10-1-19	2,950,000	3,132,753
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144Aø	0.20	7-1-13	9,995,000	9,995,000
Lakeland FL Energy System Revenue (Utilities Revenue) ±	1.28	10-1-14	6,000,000	6,019,020
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	2-1-19	2,150,000	2,399,379
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-19	3,000,000	3,659,880
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-16	1,000,000	1,136,150
Miami-Dade County FL IDA Dolphins Stadium Project Series C (IDR) ø	3.08	7-1-32	5,800,000	5,800,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-19	3,440,000	3,937,424
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-20	3,600,000	4,113,144
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-21	2,485,000	2,829,396
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-24	2,950,000	3,373,650
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-22	3,000,000	3,529,410
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10-1-13	865,000	895,189
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-15	930,000	1,017,904
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	8-1-16	1,000,000	1,148,130
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) ±	5.35	3-15-42	2,975,000	3,343,751
Seminole County FL School Board COP (Miscellaneous Revenue, AMBAC Insured)	5.50	7-1-14	1,180,000	1,275,545
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-16	1,015,000	1,120,174
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-17	900,000	1,006,650
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	11-1-16	2,515,000	2,856,763
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-18	1,000,000	1,086,840

				103,720,071

Georgia : 1.97%
DeKalb County GA Water & Sewer Authority (Water & Sewer Revenue)	5.25	10-1-31	1,710,000	2,035,533
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	3-15-21	5,000,000	5,638,350
Georgia Municipal Electric Authority Power Revenue Prerefunded (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured)	6.50	1-1-17	10,000	10,786
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured)	6.50	1-1-17	930,000	1,048,696

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00%	10-1-17	$2,500,000	$2,908,500
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-19	5,000,000	5,931,450
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-22	1,250,000	1,441,500
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-22	1,000,000	1,156,980
Metropolitan Atlanta GA Rapid Transit Authority MSTR SGC 61 Class A (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) 144Aø	0.23	7-1-20	10,000,000	10,000,000
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-21	3,330,000	3,830,333
Private Colleges & Universities Authority of Georgia Series C (Education Revenue)	3.75	10-1-21	1,525,000	1,595,989

				35,598,117

Guam : 0.43%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-15	1,000,000	1,037,290
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-17	2,195,000	2,291,251
Guam Government Department of Education John F Kennedy High School Series A (Miscellaneous Revenue)	6.00	12-1-20	2,500,000	2,727,175
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-14	1,635,000	1,758,851

				7,814,567

Idaho : 0.19%

University of Idaho Series 2011 (Education Revenue)	5.25	4-1-41	2,955,000	3,488,762

Illinois : 10.71%
Champaign Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-18	1,015,000	1,176,487
Chicago IL Board of Education (GO, NATL-RE, IBC, FGIC Insured) ##	5.25	12-1-23	5,000,000	6,074,050
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, NATL-RE Insured)	6.00	12-1-22	1,630,000	1,806,969
Chicago IL Board of Education Series A (GO, NATL-RE FGIC Insured) ¤##	0.00	12-1-18	10,795,000	9,311,443
Chicago IL CAB Project (GO, NATL-RE Insured)	5.44	1-1-18	1,725,000	1,949,647
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, Assured Guaranty Insured)	5.25	1-1-25	4,075,000	4,755,607
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-21	735,000	822,980
Chicago IL Park District (GO)	5.00	1-1-36	1,500,000	1,695,540
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.25	12-1-17	3,555,000	4,183,808
Chicago IL Series A (Tax Revenue, AMBAC Insured)	5.00	1-1-19	1,500,000	1,696,530
Chicago IL Series A (GO)	5.25	1-1-23	2,500,000	2,853,900
Chicago IL Series A Prerefunded Balance (GO, NATL-RE Insured)	5.65	1-1-28	555,000	651,925
Chicago IL Series B (GO)	5.00	1-1-24	1,000,000	1,092,080
Chicago IL Series C (GO)	4.00	1-1-20	1,300,000	1,449,682
Chicago IL Series C (GO)	5.00	1-1-24	3,180,000	3,608,219
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12-1-18	1,135,000	1,370,649
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-29	4,060,000	4,737,005
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-30	4,000,000	4,652,880
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-42	4,100,000	4,592,902
Cook County IL Series A (GO)	5.25	11-15-22	1,000,000	1,200,470
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-17	2,020,000	2,241,008

6

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Du Page County IL Community Unified School District #108 Lake Park Project (GO, AGM Insured)	5.60%	1-1-21	$2,000,000	$2,027,720
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-21	1,000,000	1,124,460
Homer Glen Village IL Series A (GO)	4.00	12-1-19	1,000,000	1,141,770
Homer Glen Village IL Series A (GO)	5.00	12-1-21	1,000,000	1,174,050
Huntley IL Special Service Area # 9 (Tax Revenue, Assured Guaranty Insured)	4.60	3-1-17	1,365,000	1,465,792
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-36	1,275,000	1,358,309
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue)	4.13	11-1-36	4,560,000	4,873,363
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10-1-19	1,550,000	1,673,551
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured)	5.00	11-15-13	1,255,000	1,261,802
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.90	7-1-13	1,270,000	1,251,141
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.95	7-1-14	1,685,000	1,625,115
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-21	4,585,000	5,028,324
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-15	370,000	411,906
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, NATL-RE FGIC Insured)	5.00	2-1-23	1,000,000	1,084,460
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE, IBC, FGIC Insured)	5.25	2-1-23	1,100,000	1,244,210
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-16	1,800,000	1,886,238
Illinois Regional Transportation Authority (Tax Revenue, AGM, GO of Authority Insured)	5.75	6-1-18	6,790,000	8,425,168
Illinois State (GO)	4.75	4-1-20	2,400,000	2,664,864
Illinois State (GO, AGM Insured)	5.00	9-1-16	585,000	645,735
Illinois State (GO, AMBAC Insured)	5.00	4-1-20	3,000,000	3,242,880
Illinois State (GO, AGM Insured) ##	5.00	1-1-23	2,450,000	2,733,514
Illinois State Series 2012 (GO) ##	5.00	8-1-19	5,125,000	5,993,585
Illinois State Series A (GO, NATL-RE Insured)	5.00	3-1-16	2,705,000	2,886,722
Illinois State Series A (GO, NATL-RE FGIC-TCR Insured)	5.25	10-1-15	5,200,000	5,435,300
Illinois State Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-33	15,225,000	15,225,000
Illinois State Series B (GO)	5.00	6-15-18	1,000,000	1,204,050
Illinois State Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-24	4,650,000	5,347,686
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-26	3,500,000	4,062,030
Illinois Unrefunded Balance (GO)	5.00	10-1-16	3,200,000	3,333,472
Kane County IL School District #129 (GO, NATL-RE FGIC Insured)	5.00	2-1-18	1,750,000	1,903,913
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, AMBAC Insured)	5.00	1-1-24	2,000,000	2,206,660
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	5-1-13	1,200,000	1,229,736
Regional Transportation Authority Illinois (GO, NATL-RE GO of Authority Insured) %%	6.50	7-1-26	7,815,000	10,740,545
Schaumburg IL Series A (GO)	4.00	12-1-22	1,575,000	1,855,067
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-25	1,975,000	1,738,830
Springfield IL Senior Lien (Utilities Revenue)	5.00	3-1-23	1,560,000	1,687,811
Tazewell County IL School District #51 (GO, NATL-RE FGIC Insured)	9.00	12-1-17	455,000	611,347
Tazewell County IL School District #51 (GO, NATL-RE FGIC Insured)	9.00	12-1-18	535,000	747,711
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-20	8,270,000	6,720,533
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, AMBAC Insured)	5.50	4-1-24	1,000,000	1,285,410
University of Illinois Board Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-20	2,000,000	2,271,560

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Will County IL Community Unified School District CAB (GO, NATL-RE FGIC Insured) ¤	0.00%	11-1-18	$9,730,000	$8,364,978

				193,120,099

Indiana : 3.37%
Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Miscellaneous Revenue)	5.00	2-1-20	1,000,000	1,016,380
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.00	7-15-14	100,000	107,978
Indiana Bond Bank (Miscellaneous Revenue, AGM Moral Obligation Insured)	5.00	9-1-22	1,545,000	1,856,009
Indiana Bond Bank Common School Funding (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-18	1,470,000	1,527,227
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	4.00	8-1-17	1,000,000	1,123,330
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.00	8-1-16	1,340,000	1,533,402
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-17	5,410,000	6,240,219
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-16	500,000	574,140
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-20	1,685,000	2,043,332
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-23	1,000,000	1,215,830
Indiana Development Finance Authority Revenue Educational Facilities Industry Museum of Art (Education Revenue) ø	0.19	2-1-39	13,500,000	13,500,000
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.50	11-15-31	15,000,000	15,238,800
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60	11-1-16	5,900,000	6,704,170
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-17	980,000	1,075,864
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-22	925,000	1,058,552
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-23	665,000	754,735
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-26	750,000	828,188
Mount Vernon IN School Building Corporation Prerefunded Balance-First Mortgage (Education Revenue)	5.00	7-15-19	265,000	321,472
Mount Vernon IN School Building Corporation Unrefunded Balance-First Mortgage (Education Revenue)	5.00	7-15-19	735,000	859,178
Munster IN School Building Corporation (Miscellaneous Revenue)	5.00	7-5-20	1,170,000	1,338,609
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	1-15-16	240,000	257,441
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	7-15-16	310,000	335,420
University of Southern Indiana Student Fee Series J (Education Revenue, Assured Guaranty Insured)	5.00	10-1-19	1,000,000	1,209,450

				60,719,726

Iowa : 0.62%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	7-1-14	1,500,000	1,603,215
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-17	3,000,000	3,478,590
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-18	5,285,000	6,184,190

				11,265,995

Kansas : 0.82%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-23	6,200,000	6,326,728
Johnson County KS Unified School District (GO)	5.00	10-1-26	1,295,000	1,550,607
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-21	1,300,000	1,518,296
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11-15-30	3,550,000	3,924,738
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-13	280,000	267,560

8

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Kansas (continued)
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	9-1-14	$305,000	$269,705
Wyandotte County & Kansas City KS Unified Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00	12-1-20	935,000	992,063

				14,849,697

Kentucky : 1.10%
Kentucky Asset Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) ±	0.83	11-1-27	4,625,000	4,024,675
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured) ±	0.85	11-1-25	8,675,000	7,123,043
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	8-1-19	1,265,000	1,548,018
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-18	6,722,112	7,169,670

				19,865,406

Louisiana : 1.56%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-19	5,000,000	5,169,950
Louisiana Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-13	1,945,000	2,001,133
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, AMBAC Insured)	5.00	9-1-19	1,000,000	1,209,380
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±##	4.25	4-15-39	1,290,000	1,371,089
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-14	200,000	211,184
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-16	100,000	110,884
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-17	150,000	168,875
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-15	505,000	534,270
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.13	7-1-16	170,000	183,141
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-17	55,000	60,067
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-14	100,000	101,846
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-16	740,000	759,691
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-19	1,465,000	1,482,390
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-20	500,000	503,195
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	5.00	7-1-22	1,045,000	1,140,879
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-16	1,365,000	1,565,764
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-17	845,000	987,695
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00	6-1-16	100,000	102,044
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.50	6-1-16	690,000	763,823
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12-1-16	1,350,000	1,576,463
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-20	740,000	742,057
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.63	6-1-17	590,000	666,110

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Airport Revenue, NATL-RE Insured)	5.25%	8-15-13	$430,000	$431,600
Saint Bernard Parish LA (Tax Revenue)	4.00	3-1-23	3,405,000	3,645,359
Saint Bernard Parish LA (Tax Revenue)	4.00	3-1-24	2,515,000	2,675,281

				28,164,170

Maryland : 0.05%
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-27	500,000	549,445
Maryland State Economic Development Corporation (Education Revenue)	5.00	6-1-30	300,000	324,858

				874,303

Massachusetts : 2.54%
Massachusetts Development Finance Agency Revenue Lasell College (Education Revenue)	5.00	7-1-21	2,820,000	3,069,937
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50	4-15-19	1,050,000	1,211,627
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55	4-15-20	615,000	716,211
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-17	2,000,000	2,301,080
Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50	1-1-18	2,000,000	2,327,040
Massachusetts State (GO, AGM Insured)	5.25	8-1-25	5,000,000	5,985,900
Massachusetts State Development Finance Agency Merrimack College Series A (Education Revenue)	5.25	7-1-42	2,000,000	2,167,420
Massachusetts State HEFA (Health Revenue) ±	1.06	7-1-38	14,000,000	13,835,360
Massachusetts State Series A (GO) ±	0.76	11-1-18	2,650,000	2,562,683
Massachusetts State Series C (GO, AGM Insured) ±	2.58	11-1-19	4,175,000	4,362,124
Massachusetts State Water Resources (Water & Sewer Revenue, AGM Insured)	5.25	8-1-27	5,500,000	7,290,360

				45,829,742

Michigan : 7.57%
Clinton MI Township Building Authority (Miscellaneous Revenue, AMBAC Insured)	5.50	11-1-17	5,240,000	5,793,920
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	4-1-15	4,235,000	3,977,681
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-17	595,000	683,369
Detroit MI City School District (Tax Revenue, AGM, Qualified School Board Loan Fund Insured)	5.00	5-1-19	8,000,000	8,778,400
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	6.00	5-1-21	2,030,000	2,552,461
Detroit MI District Aid (GO)	5.00	11-1-14	1,000,000	1,078,100
Detroit MI District Aid (GO)	5.00	11-1-18	3,000,000	3,517,410
Detroit MI District Aid (GO)	5.00	11-1-20	1,700,000	2,023,459
Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-17	3,130,000	3,529,983
Detroit MI Series A-1 (GO, NATL-RE Insured)	5.00	4-1-19	100,000	94,857
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-19	5,000,000	5,772,700
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured) ±	5.25	7-1-22	1,885,000	2,043,830
Detroit MI Sewer Disposal System Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-33	10,000,000	12,601,000
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-27	2,250,000	2,480,985
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-22	1,500,000	1,589,370

10

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00%	7-1-15	$1,000,000	$1,073,130
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-19	1,450,000	1,666,268
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-22	1,785,000	2,201,191
Flint MI International Academy (Miscellaneous Revenue)	5.38	10-1-22	2,270,000	2,357,145
Flint MI International Academy (Miscellaneous Revenue)	5.50	10-1-27	1,985,000	2,037,325
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-17	440,000	458,572
Hazel Park MI School District (GO, AGM, Qualified School Board Loan Fund Insured)	5.00	5-1-20	1,160,000	1,370,528
Kent County MI (GO)	5.00	1-1-25	1,000,000	1,152,100
Macomb MI Interceptor Drainage (GO)	5.00	5-1-24	1,750,000	2,087,698
Macomb MI Interceptor Drainage (GO)	5.00	5-1-25	1,750,000	2,070,705
Macomb MI Interceptor Drainage (GO)	5.00	5-1-26	1,930,000	2,271,938
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-17	2,750,000	3,234,660
Michigan Environmental Protection Program (GO)	6.25	11-1-12	110,000	110,602
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-22	6,500,000	7,477,860
Michigan Financing Authority (Miscellaneous Revenue)	5.00	6-1-20	1,400,000	1,596,812
Michigan Financing Authority Limited Obligation (Miscellaneous Revenue)	5.75	2-1-33	1,790,000	1,829,076
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-17	1,665,000	1,780,118
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	5-1-16	100,000	104,802
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-18	1,075,000	1,103,746
Michigan PFOTER Series 4711 (Tax Revenue, AGM, Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.80	5-1-29	21,400,000	21,400,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-18	1,270,000	1,302,474
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-23	905,000	910,005
Michigan State Finance Authority (Hospital Revenue)	5.00	11-15-23	400,000	467,812
Michigan State Finance Authority (Hospital Revenue)	5.00	11-15-24	425,000	493,327
Michigan State Finance Authority (Hospital Revenue)	5.00	11-15-25	500,000	576,980
Michigan State Finance Authority (Hospital Revenue)	5.00	11-15-26	800,000	922,232
Michigan State Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-25	4,165,000	4,858,972
PFOTER (Miscellaneous Revenue, AMBAC Insured) 144Aø	0.75	9-1-24	10,765,000	10,765,000
Western Townships MI Utilities Authority (Utilities Revenue)	5.00	1-1-17	1,500,000	1,743,375
Wyandotte MI Series A (Utilities Revenue, Assured Guaranty Insured)	4.00	10-1-16	500,000	558,580

				136,500,558

Minnesota : 0.68%
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE FGIC Insured)	5.00	1-1-18	4,555,000	5,185,913
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00	6-1-13	45,000	47,609
Minneapolis & St. Paul MN Metro Airports Commission Series A (Airport Revenue, AMBAC Insured)	5.00	1-1-24	2,000,000	2,228,100
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	1-1-16	1,365,000	1,553,739
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-23	2,500,000	2,813,375
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	9-1-18	500,000	518,515

				12,347,251

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Mississippi : 0.03%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00%	3-1-13	$505,000	$513,721

Missouri : 0.17%
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-25	965,000	1,041,254
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-18	945,000	980,702
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-13	145,000	148,151
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-14	170,000	177,152
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	9-1-16	225,000	233,755
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-19	415,000	503,789

				3,084,803

Nebraska : 0.03%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-19	500,000	614,930

Nevada : 1.78%
Clark County NV Airport Revenue Series C (Airport Revenue, AGM Insured)	5.00	7-1-23	5,000,000	5,734,200
Clark County NV Airport Revenue Series D (Airport Revenue)	5.00	7-1-24	2,750,000	3,178,973
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-16	3,000,000	3,421,230
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, AMBAC Insured)	5.00	7-1-27	3,500,000	3,817,835
Clark County NV School District Series A (Education Revenue, NATL-RE FGIC Insured)	5.00	6-15-19	7,500,000	8,371,425
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25	12-1-13	875,000	899,290
Clark County NV Water Reclamation District Series A (Water & Sewer Revenue)	5.25	7-1-38	2,880,000	3,481,574
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-21	2,580,000	2,695,197
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50	6-1-16	500,000	556,490

				32,156,214

New Hampshire : 0.17%
New Hampshire State HFA (Housing Revenue)	4.80	7-1-28	2,850,000	3,115,706

New Jersey : 4.44%
Camden County NJ Import Authority Series A (Lease Revenue) %%	5.00	9-1-21	1,455,000	1,783,568
Camden County NJ Import Authority Series A (Lease Revenue) %%	5.00	9-1-22	1,245,000	1,537,052
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.63	12-1-29	2,000,000	2,008,600
New Jersey EDA (Tobacco Revenue)	5.00	6-15-18	2,500,000	2,871,750
New Jersey EDA (Tobacco Revenue)	5.00	6-15-21	2,500,000	2,883,075
New Jersey EDA (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-26	2,860,000	3,544,341
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-17	2,000,000	2,301,940
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-19	1,010,000	1,190,719
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-27	760,000	801,937
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	4.75	12-1-29	1,010,000	1,048,501
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-16	2,000,000	2,292,400
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12-1-29	5,460,000	5,536,003
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-16	500,000	563,995
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-16	625,000	686,531
New Jersey PFOTER Series 4712 (Transportation Revenue, NATL-RE FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.80	12-15-22	5,195,000	5,195,000

12

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.85%	12-15-22	$7,740,000	$7,740,000
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	3-1-22	1,755,000	2,117,162
New Jersey State Transportation Trust Authority (Transportation Revenue)	5.25	12-15-20	8,305,000	10,372,447
New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM-CR Insured)	5.50	12-15-22	8,010,000	10,292,369
North Hudson NJ Sewerage Authority Series A (Miscellaneous Revenue)	5.00	6-1-29	3,775,000	4,370,431
PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.85	12-15-21	3,220,000	3,220,000
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-27	2,500,000	2,916,700
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-28	1,750,000	2,031,260
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-29	1,285,000	1,489,109
Trenton NJ (Tax Revenue, Assured Guaranty State Aid Withholding Insured)	5.00	7-15-20	1,000,000	1,206,760

				80,001,650

New Mexico : 0.20%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA, FNMA, FHLMC Insured) ##	4.63	9-1-25	2,115,000	2,248,435
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA, FNMA, FHLMC Insured) ##	5.00	3-1-28	910,000	1,013,704
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-13	360,000	359,579

				3,621,718

New York : 5.69%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-14	390,000	390,815
Metropolitan NY Transportation Authority Series A (Transportation Revenue)	5.00	11-15-20	5,000,000	5,711,950
Metropolitan NY Transportation Authority Series B-2 (Miscellaneous Revenue, AGM Insured) ±(n)(m)	0.46	11-1-22	5,225,000	4,780,875
Metropolitan NY Transportation Authority Series D-1 (Transportation Revenue)	5.00	11-1-28	1,000,000	1,182,570
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-20	2,125,000	2,451,464
New York City NY Adjusted Fiscal 2008 Sub Series J-5 (GO, Dexia Credit Local SPA) ø	0.27	8-1-28	25,000,000	25,000,000
New York City NY Adjusted Sub Series H-1 (GO, Dexia Credit Local LOC) ø	0.25	1-1-36	2,500,000	2,500,000
New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-15	275,000	304,345
New York City NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA-3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-32	10,000,000	10,000,000
New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue)	5.00	5-1-23	2,875,000	3,481,136
New York City NY Transitional Finance Authority Sub Series 2-B (Tax Revenue, Dexia Credit Local SPA Insured) ø	0.27	11-1-22	2,400,000	2,400,000
New York City NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-31	2,475,000	2,805,561
New York Dormitory Authority Hospital Series A (Health Revenue, FHA Insured)	6.00	8-15-15	120,000	120,451
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue, State Intercept Insured)	4.00	7-1-19	740,000	829,140
New York Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE, FGIC, FHA Insured)	5.00	2-1-14	130,000	136,527

13

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50%	7-1-22	$2,000,000	$2,362,740
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	1.03	5-1-18	1,820,000	1,804,548
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-24	1,550,000	1,867,874
New York Dormitory Authority Series A (Education Revenue, NATL-RE Insured)	5.15	7-1-24	2,900,000	3,400,569
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-18	1,500,000	1,660,980
New York State Dormitory Authority Saint John’s University Series A (Education Revenue)	5.00	7-1-32	1,500,000	1,658,415
New York State Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-27	1,585,000	1,885,358
New York Urban Development Corporation (Miscellaneous Revenue)	5.88	2-1-13	8,500,000	8,530,685
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50	1-1-19	3,000,000	3,722,310
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-20	1,160,000	1,330,590
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-22	1,350,000	1,543,739
Port Authority NY & NJ Special Obligation (Airport Revenue)	5.00	12-1-20	5,000,000	5,702,500
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-22	420,000	441,916
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-23	500,000	560,175
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-20	1,430,000	1,739,409
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	4-1-18	1,000,000	1,123,310
Yonkers NY (GO, AGM Insured)	5.00	10-1-24	1,000,000	1,128,420

				102,558,372

North Carolina : 0.54%
Craven County NC COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-23	4,400,000	4,925,844
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-14	1,600,000	1,727,728
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	4-1-23	2,755,000	3,073,395

				9,726,967

North Dakota : 0.12%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	6-30-13	255,000	266,358
North Dakota State Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-29	1,710,000	1,826,844

				2,093,202

Ohio : 0.72%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	1-1-14	500,000	516,505
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-19	2,570,000	3,071,793
Cleveland OH (GO)	5.00	12-1-29	1,305,000	1,533,610
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured)	5.00	1-1-27	2,780,000	3,142,401
Kent State University Ohio General Receipts Series B (Education Revenue, Assured Guaranty Insured)	5.00	5-1-18	1,165,000	1,397,930
Ohio State Building Authority (Miscellaneous Revenue)	5.00	10-1-24	1,000,000	1,187,440
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-27	950,000	972,458
Summit County OH Port Authority (Education Revenue)	5.25	1-1-24	1,000,000	1,168,240

				12,990,377

14

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.85%
Claremore OK Public Works Authority (Utilities Revenue)	4.00%	6-1-18	$1,275,000	$1,389,100
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-19	1,325,000	1,443,415
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-20	1,375,000	1,487,791
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-21	1,430,000	1,536,893
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-22	2,895,000	3,085,520
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-23	2,010,000	2,115,304
McGee Creek OK Authority (Water & Sewer Revenue, NATL-RE Insured)	6.00	1-1-23	1,970,000	2,300,310
Tulsa County OK Education Facilities Authority (Miscellaneous Revenue)	4.00	9-1-22	1,750,000	1,947,400

				15,305,733

Pennsylvania : 5.64%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-24	1,500,000	1,739,790
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-25	1,500,000	1,730,175
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.02	2-1-21	6,000,000	5,787,180
Allegheny County PA Series C-59B (GO, AGM Insured) ±	0.85	11-1-26	3,000,000	2,532,330
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue)	1.68	11-1-39	10,000,000	10,034,800
Bucks County PA Water & Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-26	2,400,000	2,882,760
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-17	695,000	730,473
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-15	235,000	235,042
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-25	2,300,000	2,303,565
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-13	490,000	492,034
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured) ±	5.25	12-1-33	5,000,000	5,052,400
Harrisburg PA Authority Resources Guaranteed Sub Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-33	3,975,000	3,996,068
Johnstown PA School District (GO, State Aid Withholding Insured)	5.00	8-1-24	2,730,000	3,214,002
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-26	3,000,000	3,583,980
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Municipal Government Guaranty Insured)	4.70	8-1-17	565,000	625,958
Monroeville PA Finance Authority (Hospital Revenue)	5.00	2-15-42	2,500,000	2,753,775
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-32	1,170,000	1,277,184
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	2.63	12-1-33	1,500,000	1,506,450
Pennsylvania State Turnpike Commission Senior Lien Series A (Hospital Revenue)	5.00	12-1-42	4,000,000	4,553,800
Pennsylvania Turnpike Commission (Transportation Revenue)	5.00	6-1-17	325,000	376,646
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.23	12-1-14	5,000,000	5,046,250
Philadelphia IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	8-15-17	815,000	844,324
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue)	7.00	5-1-26	740,000	822,096
Philadelphia PA Eighteenth Series AGC (Utilities Revenue, Assured Guaranty Insured)	5.25	8-1-16	395,000	422,646
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-16	1,000,000	1,114,430
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-17	1,225,000	1,401,890

15

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00%	8-1-15	$1,000,000	$1,091,660
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	5.00	5-1-16	360,000	369,173
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	6.25	5-1-21	285,000	306,939
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00	8-1-20	765,000	800,986
Philadelphia PA School District (GO, State Aid Withholding Insured)	5.00	9-1-21	2,200,000	2,544,696
Philadelphia PA School District Refunding Series 2010C (GO, State Aid Withholding Insured) ##	5.00	9-1-18	8,065,000	9,317,656
Philadelphia PA Series A (GO)	5.00	9-15-21	7,000,000	8,371,510
Pittsburgh PA Series A (GO)	4.00	9-1-22	1,000,000	1,103,030
Pittsburgh PA Series A (GO)	5.00	9-1-22	2,060,000	2,485,328
Pittsburgh PA Series A (GO)	5.00	9-1-23	3,810,000	4,567,161
Pittsburgh PA Series A (GO)	5.00	9-1-26	1,650,000	1,928,834
Reading PA School District (GO, State Aid Withholding Insured) ##	5.00	4-1-21	3,245,000	3,840,198

				101,787,219

Puerto Rico : 2.42%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	4,000,000	2,827,440
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-19	3,000,000	3,362,310
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-17	2,000,000	2,318,240
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-26	2,940,000	3,179,551
Puerto Rico PFOTER Series 4147 (Utilities Revenue, FSA, FGIC Insured) ø	0.88	7-1-33	32,000,000	32,000,000

				43,687,541

Rhode Island : 0.74%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-18	2,115,000	2,298,201
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-20	3,015,000	3,257,738
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-21	2,670,000	2,865,818
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-15	2,060,000	2,238,890
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-22	2,425,000	2,606,051

				13,266,698

South Carolina : 1.19%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-14	1,000,000	1,057,790
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-13	21,103	20,907
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-14	22,075	21,005
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-15	23,869	21,707
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-16	26,606	22,831
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-17	35,996	17,039
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-18	39,781	17,221
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-19	43,307	17,002

16

Wells FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-20	$47,106	$17,539
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-21	55,876	19,117
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-22	59,087	19,025
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-32	1,100,104	141,836
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-42	1,847,359	73,488
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	7-22-51	2,460,735	47,123
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00	1-1-32	544,318	35,468
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00	7-22-51	1,669,013	22,682
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-16	740,000	848,055
McCormick County SC Health Care Center Project Prerefunded Balance (Health Revenue)	8.00	3-1-19	1,140,000	1,275,785
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-19	3,500,000	4,108,895
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-24	2,980,000	3,269,745
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.93	8-1-39	1,975,000	1,960,326
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00	10-1-22	6,450,000	7,274,762
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	10-1-22	1,000,000	1,080,070

				21,389,418

South Dakota : 0.08%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25	5-1-15	500,000	468,110
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-26	920,000	1,054,007

				1,522,117

Tennessee : 3.63%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue) ø	0.40	12-1-16	20,000,000	20,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase Bank NA LOC) ø	0.40	12-1-16	15,000,000	15,000,000
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured)	5.50	8-15-19	725,000	845,111
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-24	1,750,000	1,941,765
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-16	2,000,000	2,209,200
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-17	2,140,000	2,421,239
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-18	1,400,000	1,593,746
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-15	1,165,000	1,242,135
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-16	1,820,000	1,983,764
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-18	1,375,000	1,531,571
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-19	8,030,000	8,879,092

17

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00%	2-1-20	$7,100,000	$7,833,217

				65,480,840

Texas : 6.72%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-34	2,705,000	2,813,822
Austin TX (Utilities Revenue, NATL-RE Insured)	5.25	5-15-25	1,400,000	1,745,030
Austin TX (Utilities Revenue, AGM-CR, NATL-RE Insured)	5.25	5-15-25	2,500,000	3,115,325
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11-15-24	1,370,000	1,621,244
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-19	1,310,000	1,464,148
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-22	1,230,000	1,404,746
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured)	5.25	2-15-14	1,120,000	1,147,317
Galveston TX Wharves & Terminal (Port Authority Revenue)	5.00	2-1-26	2,000,000	2,160,680
Harris County TX Flood Control District (GO)	5.00	10-1-23	530,000	637,553
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-27	4,000,000	5,292,360
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-25	1,000,000	1,131,550
Houston TX Higher Education Financial Corporation Series A (Miscellaneous Revenue)	4.00	2-15-22	450,000	460,602
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-31	3,000,000	3,618,210
Metropolitan Texas Higher Education Authority University of Dallas Project (Education Revenue) ø	0.22	5-1-19	5,100,000	5,100,000
Midtown TX Redevelopment Authority (Tax Revenue, AMBAC Insured)	5.00	1-1-20	1,495,000	1,592,474
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-16	1,135,000	1,297,033
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.36	7-1-30	10,115,000	10,132,600
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50	8-15-20	1,000,000	1,065,250
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue)	5.25	8-1-16	1,000,000	1,112,050
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue)	5.50	8-1-19	1,450,000	1,658,481
Tarrant County TX Cultural Education Facilities Finance Corporation Series 1760 (Education Revenue) ø	0.25	2-15-36	9,875,000	9,875,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-19	2,795,000	3,121,680
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-17	12,905,000	14,590,651
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.96	9-15-17	5,220,000	5,176,831
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.65	9-15-17	8,085,000	8,009,890
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-26	2,500,000	3,071,425
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.71	12-15-26	735,000	554,183
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-32	2,000,000	2,551,620
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-33	2,000,000	2,543,780
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12-31-31	3,500,000	4,387,390
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-15	1,265,000	1,378,395
Texas State PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50	2-15-16	855,000	882,403
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-18	755,000	795,294
Texas State PFA Uplift Education Series A (Miscellaneous Revenue)	5.00	12-1-12	150,000	150,464
Texas State Womans University Financing System (Education Revenue)	4.00	7-1-20	1,555,000	1,790,116

18

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas State Womans University Financing System (Education Revenue)	4.00%	7-1-22	$1,670,000	$1,884,846
Tomball TX Independent School District Refunding School Building (GO, PSF-Guaranteed Insured) ¤	0.00	2-15-15	825,000	813,632
University of Houston Texas (Education Revenue)	5.00	2-15-24	2,600,000	3,050,554
University of Houston Texas Series B (Education Revenue)	5.25	7-1-26	5,160,000	6,928,332
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE, FHA Insured)	5.00	8-1-16	920,000	1,029,324

				121,156,285

Utah : 0.32%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00	7-1-18	3,700,000	3,827,724
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35	7-15-17	675,000	685,490
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A	5.45	6-15-17	340,000	347,330
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	6-1-37	955,000	962,564

				5,823,108

Vermont : 0.11%
Burlington VT BAN (Airport Revenue)	6.50	12-15-12	1,900,000	1,901,102
Virgin Islands : 0.96%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-29	2,040,000	2,182,963
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-19	3,000,000	3,537,000
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00	10-1-14	500,000	541,860
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-17	5,000,000	5,548,950
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-25	5,000,000	5,472,350

				17,283,123

Virginia : 0.38%
Fairfax County VA Economic Development Authority Route 28 Project (Transportation Revenue)	4.00	4-1-22	1,010,000	1,165,459
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-41	1,772,000	185,139
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-41	1,274,000	1,127,885
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-21	693,000	706,160
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-15	210,000	227,812
Virginia State Port Authority Commonwealth Project (Port Revenue)	5.00	7-1-30	2,000,000	2,440,200
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-20	989,000	1,019,511

				6,872,166

Washington : 1.29%
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, NATL-RE, County Guaranty Insured)	5.00	12-1-21	1,410,000	1,501,368
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE FGIC Insured)	5.00	1-1-23	345,000	391,627
Skagit County WA Public Hospital District #1 (GO)	5.00	12-1-23	3,930,000	4,777,387
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-24	1,480,000	1,694,778
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-29	1,400,000	1,611,148
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-13	800,000	826,152

19

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Security name		Interest rate	Maturity date	Principal	Value
Washington (continued)
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)		5.00%	11-1-14	$1,105,000	$1,165,797
Washington State HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)		5.00	10-1-15	1,010,000	1,094,638
Washington State Higher Educational Facilities Authority (Education Revenue) %%		5.00	10-1-42	9,000,000	10,123,470

					23,186,365

West Virginia : 0.19%
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue) ±		4.85	5-1-19	2,000,000	2,060,560
West Virginia School Building Authority (Miscellaneous Revenue)		5.25	7-1-20	1,100,000	1,333,838

					3,394,398

Wisconsin : 0.76%
Kenosha WI Unified School District #1 Series A (Education Revenue)		4.50	4-1-15	1,620,000	1,761,588
Wisconsin HEFA (Health Revenue, AMBAC Insured)		5.50	2-15-19	1,000,000	1,106,890
Wisconsin HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)		4.75	7-1-15	890,000	945,714
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00	6-1-19	3,000,000	3,184,260
Wisconsin HEFA Series A (Health Revenue)		5.00	7-15-21	3,500,000	4,064,935
Wisconsin HEFA Series M (Health Revenue, NATL-RE Insured) ±(n)(m)		0.58	6-1-19	2,650,000	2,464,500
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.00	5-1-13	20,000	20,388
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.15	5-1-15	210,000	224,917

					13,773,192

Total Municipal Obligations (Cost $1,700,105,732)					1,805,505,865

Short-Term Investments : 1.09%
		Yield		Shares
Investment Companies : 1.09%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l) ##		0.01		19,622,811	19,622,811

Total Short-Term Investments (Cost $19,622,811)					19,622,811

Total investments in securities (Cost $1,719,728,543)*	101.20%				1,825,128,676
Other assets and liabilities, net	(1.20)				(21,653,736)

Total net assets	100.00%				$1,803,474,940

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

20

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $1,719,741,634 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$107,426,297
Gross unrealized depreciation	(2,039,255)

Net unrealized appreciation	$105,387,042

21

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,798,260,490	$7,245,375	$1,805,505,865
Short-term investments
Investment companies	19,622,811	0	0	19,622,811

	$19,622,811	$1,798,260,490	$7,245,375	$1,825,128,676

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.01%

Minnesota : 99.01%
Anoka County MN Capital Improvement Series A (GO)	5.00%	2-1-24	$500,000	$584,175
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-31	1,500,000	1,685,430
Austin MN Housing & RDA Refunding Various Cedars Austin Project A (Housing Revenue, Bank of America NA LOC) ø	0.57	4-1-29	2,000,000	2,000,000
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	8-1-38	2,150,000	2,295,792
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-24	185,000	192,813
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-41	1,400,000	1,519,840
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-16	875,000	951,309
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-42	1,500,000	1,682,850
Cuyuna Range MN Hospital District (Health Revenue)	4.75	6-1-13	470,000	476,481
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA, FNMA, FHLMC Insured)	5.30	12-1-39	381,895	406,730
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-34	1,000,000	1,127,140
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue) %%	4.00	6-15-14	750,000	768,608
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue)	5.60	11-1-30	2,000,000	2,072,220
Elk River MN Independent School District # 728 Series A (GO, AGM School District Credit Program Insured)	5.00	2-1-21	3,400,000	3,836,662
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	5.50	11-1-17	150,000	157,278
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11-1-27	800,000	829,096
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012 A (Utilities Revenue)	5.00	12-1-26	700,000	841,862
Lakeville MN (Tobacco Revenue)	5.00	2-1-13	160,000	160,725
Lakeville MN (Tobacco Revenue)	5.00	2-1-16	180,000	183,710
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-24	1,735,000	1,852,581
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.19	10-1-31	1,715,000	1,715,000
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-22	800,000	870,456
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25	12-1-16	500,000	524,055
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63	12-1-22	500,000	518,875
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88	12-1-29	600,000	616,860
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(n)(m)	0.26	11-15-17	1,300,000	1,205,750
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured)	5.00	1-1-18	1,000,000	1,162,700
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured)	5.25	1-1-17	320,000	324,179
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured)	5.00	1-1-20	2,000,000	2,110,860
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE, FGIC Insured)	5.00	1-1-22	2,000,000	2,159,460
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE, FGIC Insured)	5.00	1-1-18	1,000,000	1,138,510
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue)	5.25	8-15-25	1,000,000	1,174,280
Minneapolis MN Development Limited Tax Supported Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-40	1,000,000	1,177,900
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11-15-28	1,000,000	1,202,810
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured)	6.50	11-15-38	2,000,000	2,481,880

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65%	2-1-27	$500,000	$502,200
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12-1-16	555,000	606,343
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	6-1-28	1,115,000	1,161,005
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, Assured Guaranty Insured)	5.00	2-15-37	4,030,000	4,346,516
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured)	4.00	2-15-20	50,000	56,578
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured)	5.00	2-15-30	1,000,000	1,111,900
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-15	2,000,000	2,050,760
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, NATL-RE Insured)	5.50	11-15-17	1,095,000	1,098,931
Minnesota State (GO)	5.00	6-1-20	1,115,000	1,281,548
Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-25	1,535,000	1,628,006
Minnesota State HEFAR Carleton College Series 3-L2 (Education Revenue, JPMorgan Chase Bank SPA) ø	0.19	11-1-12	3,500,000	3,500,000
Minnesota State HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-30	2,000,000	2,298,880
Minnesota State HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue) %%	4.25	12-1-27	400,000	419,940
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-21	300,000	332,217
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-29	500,000	549,055
Minnesota State HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-36	275,000	291,794
Minnesota State HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-18	635,000	724,522
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-30	500,000	548,745
Minnesota State HEFAR St. Thomas University Series 5Z (Education Revenue, U.S. Bank NA LOC) ø	0.18	10-1-29	1,000,000	1,000,000
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-18	1,100,000	1,240,074
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-25	1,030,000	1,144,237
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-30	1,000,000	1,113,300
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-29	1,000,000	1,092,130
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	7-1-34	265,000	266,733
Minnesota State Highway and Various Purposes (GO)	5.00	8-1-22	4,500,000	5,357,835
Minnesota State Housing Finance Agency Non Ace Residential Housing Series D (Housing Revenue, GO of Agency Insured)	4.00	7-1-40	1,500,000	1,606,080
Minnesota State Housing Finance Agency Non Ace Residential Housing Series E (Housing Revenue)	4.20	7-1-21	1,470,000	1,575,046
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75	7-1-26	660,000	680,513
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25	7-1-33	1,515,000	1,599,582
Minnesota State Housing Finance Agency Series 2012 A-2 (Housing Revenue)	0.75	8-1-14	1,000,000	1,000,420
Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90	7-1-28	625,000	669,588
Minnesota State Municipal Power Agency (Utilities Revenue)	5.00	10-1-37	1,100,000	1,196,789
Minnesota State Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-25	1,335,000	1,550,629

2

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00%	3-1-20	$1,500,000	$1,900,740
Minnesota State Public Safety Radio Communications System Project Series 2009 (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	6-1-19	2,325,000	2,881,977
Minnesota State Public Safety Radio Communications System Project Series 2011 (Miscellaneous Revenue)	5.00	6-1-22	2,000,000	2,385,660
Minnesota State Trunk Highway Refunding Bonds Series E (GO)	5.00	8-1-19	2,000,000	2,516,960
Minnesota State Various Purposes Series H (GO)	5.00	11-1-20	1,425,000	1,810,719
Minnesota Tobacco Securitization Authority Tobacco Settlement Series B (Tobacco Revenue) ##	5.25	3-1-31	2,500,000	2,820,750
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM School District Credit Program Insured)	5.00	2-1-25	500,000	560,360
Mounds View MN Independent School District #621 Series A (Tax Revenue, School District Credit Program Insured)	4.00	2-1-22	530,000	610,634
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-27	695,000	815,930
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-29	375,000	442,110
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	1-1-16	1,500,000	1,707,405
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	1-1-18	820,000	981,548
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00	1-1-21	190,000	219,748
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00	5-1-26	1,000,000	1,024,200
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25	5-1-35	900,000	921,672
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-28	1,475,000	1,544,605
Plymouth MN COP Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-24	250,000	290,373
Robbinsdale MN Independent School District #281 Series A (GO, School District Credit Program Insured)	5.00	2-1-18	1,520,000	1,862,882
Robbinsdale MN Independent School District #281 Series A (GO, School District Credit Program Insured)	5.00	2-1-19	1,715,000	2,148,844
Rochester MN Electric Utility Series 2007C (Utilities Revenue)	5.00	12-1-30	1,000,000	1,115,060
Roseville MN Northwestern College Project (Education Revenue, BMO Harris Bank NA LOC) ø	0.19	11-1-22	1,815,000	1,815,000
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-17	1,500,000	1,576,005
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-34	950,000	970,520
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	4.70	9-1-19	490,000	538,201
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	5.13	9-1-29	500,000	527,665
South Washington County MN Independent School District #833 School Building Series 2010A (GO, School District Credit Program Insured)	5.00	2-1-20	2,100,000	2,571,093
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ¤	0.00	1-1-20	5,000,000	4,177,950
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ±	2.92	1-1-15	1,030,000	1,039,074
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.25	1-1-30	2,000,000	2,284,340
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC) ø	0.19	5-1-42	2,000,000	2,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-30	1,000,000	1,108,890
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-29	1,000,000	1,118,750
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-24	2,000,000	2,236,620
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-42	865,000	943,213
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Miscellaneous Revenue)	4.35	12-1-14	600,000	605,676

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Miscellaneous Revenue)	5.00%	12-1-36	$1,500,000	$1,442,910
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-13	200,000	201,460
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-14	225,000	231,136
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-15	200,000	209,356
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-21	500,000	514,305
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.75	9-1-26	650,000	660,212
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	6.00	9-1-36	500,000	508,165
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-19	450,000	465,584
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-35	875,000	963,436
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	5-15-18	1,700,000	1,703,859
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	5-15-28	3,000,000	3,003,240
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10-1-24	2,000,000	2,212,160
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC) ø	0.20	12-1-28	4,665,000	4,665,000
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC) ø	0.20	12-1-28	500,000	500,000
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	3.50	3-1-19	525,000	568,423
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	4.00	3-1-17	500,000	551,415
Tobacco Securitization Authority Minnesota Tobacco Settlement Series B (Tobacco Revenue)	5.00	3-1-19	500,000	586,185
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-24	1,000,000	1,055,200
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	4-1-21	1,180,000	1,429,900
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	4-1-34	1,000,000	1,151,130
University of Minnesota Series C (Education Revenue)	5.00	12-1-20	1,275,000	1,564,897
University of Minnesota State Supported Biomed Science (Education Revenue)	5.00	8-1-36	1,000,000	1,170,360
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	8-1-25	5,000,000	5,767,300
Virginia MN Housing & RDA Healthcare Facility (Miscellaneous Revenue)	5.25	10-1-25	2,085,000	2,168,066
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-21	2,495,000	2,964,110
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured)	9.75	1-1-16	280,000	347,992
Western Minnesota Municipal Power Agency Series A (Utilities Revenue) %%	5.00	1-1-30	1,000,000	1,211,830
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00	1-1-15	500,000	549,270
Willmar MN GO Rice Memorial Hospital Project Series 2012A (GO)	5.00	2-1-26	1,000,000	1,201,320
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-18	295,000	304,462
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-34	500,000	527,900

Total Municipal Obligations (Cost $164,575,298)				178,086,530

4

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Total investments in securities (Cost $164,575,298)*	99.01%	$178,086,530
Other assets and liabilities, net	0.99	1,789,075

Total net assets	100.00%	$179,875,605

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
%%	Security issued on a when-issued basis.
±	Variable rate investment
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
##	All or a portion of this security has been segregated for when-issued securities.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $164,571,843 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,533,009
Gross unrealized depreciation	(18,322)

Net unrealized appreciation	$13,514,687

5

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal obligations	$0	$176,880,780	$1,205,750	$178,086,530

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 101.60%

Alabama : 0.26%
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25%	1-1-20	$3,000,000	$2,998,320
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	1-1-18	775,000	790,609
Jefferson County AL Limited Obligation Sub Series A-1 (Tax Revenue, AMBAC Insured) ±(n)(m)	0.59	1-1-27	1,675,000	1,122,250
Jefferson County AL Limited Obligation Sub Series A-2 (Tax Revenue, AMBAC Insured) ±(n)(m)	0.64	1-1-27	2,350,000	1,574,500
Jefferson County AL Limited Obligation Sub Series A-3 (Tax Revenue, AMBAC Insured) ±(n)(m)	0.63	1-1-27	2,175,000	1,457,250

				7,942,929

Alaska : 1.06%
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured)	5.25	12-1-21	3,000,000	3,002,490
Alaska State Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	4,000,000	4,000,000
Alaska State Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	25,000,000	25,000,000

				32,002,490

Arizona : 3.25%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±##	1.12	1-1-37	79,495,000	59,911,407
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.18	2-1-42	8,370,000	8,293,833
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-17	1,865,000	2,084,007
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-18	1,690,000	1,896,941
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-24	13,000,000	13,229,580
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60	12-1-16	600,000	606,102
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-17	100,000	104,702
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-35	7,515,000	8,337,592
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-20	1,000,000	1,090,040
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-21	1,000,000	1,091,820
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-22	1,000,000	1,090,120
Verrado AZ Community Facilities District #1 (Tax Revenue)	6.00	7-15-13	730,000	745,980

				98,482,124

Arkansas : 0.66%
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, BankOne NA LIQ) ø	0.19	12-1-28	20,000,000	20,000,000

California : 18.06%
Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	7-1-25	2,500,000	2,434,925
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-18	9,835,000	8,015,033
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-19	12,000,000	9,252,240
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-20	9,235,000	6,715,692
Alameda County CA COP (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	6-15-19	1,400,000	992,670

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00%	8-1-31	$2,175,000	$845,705
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-32	3,795,000	1,392,993
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-34	5,000,000	1,640,400
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-35	6,700,000	2,079,881
Alhambra CA Unified School District CAB Series B (GO, Assured Guaranty Insured) ¤	0.00	8-1-31	7,500,000	3,012,525
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-37	1,305,000	364,565
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-38	1,900,000	502,949
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-39	2,005,000	500,207
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue) %%	5.00	4-1-24	1,000,000	1,168,310
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue) %%	5.00	4-1-32	2,295,000	2,582,609
California County CA Tobacco Securitization Agency Golden Gate Tobacco Turbo Series A (Tobacco Revenue)	4.50	6-1-21	2,130,000	2,056,366
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-18	2,300,000	1,712,971
California HFA MFHR Series B (Housing Revenue, AMBAC, FHA Insured)	6.05	8-1-16	525,000	525,961
California HFFA Community Program for Persons with Developmental Disabilities Series 2011-A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-26	2,400,000	2,826,240
California HFFA Providence Health Services Series C (Health Revenue) 144A(h)	6.50	10-1-16	10,050,000	11,976,887
California MSTR Class A (GO, Societe Generale LOC, Societe Generale LIQ) ø	0.21	6-1-32	38,000,000	38,000,000
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-34	4,000,000	4,753,000
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-20	3,000,000	3,713,880
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-21	4,000,000	4,993,720
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-22	6,500,000	8,183,370
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-23	16,905,000	21,228,961
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-31	1,690,000	1,889,488
California Statewide CDA School Facility Aspire Public Schools (Miscellaneous Revenue)	5.00	7-1-20	1,000,000	1,005,790
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-42	4,900,000	5,890,388
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-24	750,000	469,590
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-27	1,000,000	531,060
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-28	1,040,000	525,158
Clovis CA Unified School District CAB Election of 2001 Series B (GO) ¤	0.00	8-1-24	3,000,000	1,935,960
Clovis CA Unified School District CAB Election of 2001 Series B (GO) ¤	0.00	8-1-25	3,535,000	2,147,937
Clovis CA Unified School District CAB Election of 2001 Series B (GO) ¤	0.00	8-1-27	2,500,000	1,358,875
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-31	1,000,000	401,670
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-32	1,000,000	379,740
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-33	1,000,000	358,720

2

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00%	8-1-37	$15,000,000	$4,129,950
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-32	2,515,000	769,288
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-33	2,000,000	576,320
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-36	510,000	118,718
Compton CA Unified School District CAB Election of 2002 Series D (GO) ¤	0.00	6-1-18	7,295,000	5,931,929
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-39	2,920,000	2,872,638
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-28	1,165,000	542,144
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-29	1,500,000	659,415
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-30	2,000,000	822,620
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-31	2,000,000	768,180
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-32	1,660,000	601,119
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-33	1,230,000	419,602
El Monte CA Union High School District CAB Election of 2008 (GO) ¤	0.00	6-1-34	1,615,000	518,609
Elk Grove CA Unified School District Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12-1-24	500,000	586,745
Escondido CA Unified School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-27	1,000,000	531,060
Escondido CA Unified School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-29	5,340,000	2,498,960
Gilroy CA Unified School District CAB Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-32	9,800,000	3,724,882
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-19	2,650,000	1,733,180
Golden West School Financing Authority CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	8-1-20	2,755,000	1,676,831
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-24	4,000,000	2,504,480
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-25	2,060,000	1,225,185
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-26	4,770,000	2,701,490
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-27	4,955,000	2,631,402
Hawthorne CA School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	11-1-25	1,265,000	676,649
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-41	2,000,000	2,051,060
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-27	1,265,000	697,976
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-29	1,170,000	587,808
M-S-R Energy Authority California Series B (Utilities Revenue)	6.13	11-1-29	30,000,000	36,701,100
M-S-R Energy Authority California Series B (Utilities Revenue)	6.50	11-1-39	7,000,000	9,232,230
M-S-R Energy Authority California Series C (Utilities Revenue)	6.13	11-1-29	1,000,000	1,223,370
M-S-R Energy Authority California Series C (Utilities Revenue)	7.00	11-1-34	5,455,000	7,512,790
Madera County CA COP Valley Children’s Hospital (Health Revenue, NATL-RE Insured)	6.50	3-15-15	345,000	366,324
Merced CA City School District CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-24	1,375,000	831,463
Merced CA Union High School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-20	1,695,000	1,334,185
Modesto CA High School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-24	2,215,000	1,364,506
Monrovia CA Unified School District CAB Series B (GO) ¤	0.00	8-1-23	3,175,000	2,057,686
Montebello CA Unified School District CAB Election of 1998 (GO) ¤	0.00	8-1-24	1,130,000	653,129
Montebello CA Unified School District CAB Election of 1998 (GO) ¤	0.00	8-1-25	2,335,000	1,275,027
Montebello CA Unified School District CAB Election of 1998 (GO) ¤	0.00	8-1-27	2,775,000	1,333,360
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-28	2,000,000	2,135,040
Newark CA Unified School District CAB Election of 1997 Series D (GO) ¤	0.00	8-1-26	1,770,000	954,720
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.94	7-1-19	13,265,000	11,261,985
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-17	13,560,000	12,647,548

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.03%	7-1-27	$40,960,000	$29,836,493
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series E (GO, Assured Guaranty Insured) ¤	0.00	8-1-30	195,000	83,364
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-27	6,250,000	3,319,125
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-29	6,650,000	3,112,001
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.13	8-1-29	5,000,000	5,736,450
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-24	1,000,000	1,193,650
Ontario Montclair CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	8-1-28	1,500,000	775,275
Ontario Montclair CA School District CAB (GO, Assured Guaranty Insured) ¤	0.00	8-1-30	2,000,000	824,320
Palo Alto CA Unified School District CAB Election of 2008 (GO) ¤	0.00	8-1-31	8,525,000	4,079,639
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-24	5,125,000	3,208,865
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-25	2,000,000	1,189,500
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-27	1,720,000	913,423
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-28	2,420,000	1,222,003
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-29	3,345,000	1,565,360
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-32	1,740,000	677,591
Palomar CA Pomerado Health CAB Election of 2004 (GO) ¤	0.00	8-1-39	18,915,000	4,486,449
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, NATL-RE Insured) ¤	0.00	8-1-19	4,340,000	3,561,274
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO) ¤	0.00	8-1-38	10,000,000	2,507,800
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-34	12,575,000	3,975,209
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-35	13,880,000	4,146,789
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-36	6,615,000	1,862,519
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-37	5,000,000	1,329,000
Palomar CA Pomerado Health PFOTER Series 4683 (GO, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.49	8-1-37	31,250,000	31,250,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-27	2,095,000	1,077,940
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-28	4,450,000	2,170,176
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-29	4,520,000	2,044,170
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-30	6,725,000	2,873,391
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-31	2,185,000	876,425
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-32	2,000,000	758,680
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-33	4,295,000	1,542,721
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	5-1-14	625,000	632,331
Redwood City CA Redevelopment Agency CAB Project Area 2-A (Tax Revenue) ¤	0.00	7-15-31	1,260,000	402,797
Rialto CA Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	6-1-25	11,185,000	5,972,007
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, Assured Guaranty Insured)	5.88	8-1-37	2,925,000	3,341,403
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-24	5,420,000	6,180,318
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, FGIC Insured, Societe Generale LOC, Societe Generale LIQ) ø	0.28	12-1-35	26,600,000	26,600,000
Sacramento County CA Sanitation Districts Financing Authority Regulation Series B (Water & Sewer Revenue, NATL-RE, FGIC Insured) ±	0.81	12-1-35	24,000,000	17,602,292
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-35	5,900,000	1,809,530
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-36	5,000,000	1,446,300

4

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00%	12-1-19	$1,040,000	$1,207,232
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-20	2,000,000	2,378,580
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-21	2,585,000	3,154,863
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-22	2,500,000	3,031,550
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-27	2,350,000	1,252,433
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-28	2,800,000	1,418,984
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-29	1,830,000	859,606
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-30	3,085,000	1,370,881
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-30	2,750,000	1,222,018
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-31	2,000,000	836,700
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-32	1,500,000	594,435
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-33	1,000,000	375,090
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-34	2,000,000	708,020
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-35	1,500,000	502,545
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-36	14,395,000	4,479,004
San Francisco City & County CA Public Utilities Commission Series 3153X (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	11-1-39	4,000,000	4,000,000
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	7-1-15	300,000	332,331
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO) ¤	0.00	8-1-26	2,515,000	1,369,468
Santa Fe Springs CA Community Development Commission Construction Redevelopment Project Series A (Miscellaneous Revenue)	5.00	9-1-15	1,900,000	2,057,548
Southern California Public Power Authority Southern Transmission Series A (Utilities Revenue, AGM Insured, Bank of America NA SPA) ø	0.27	7-1-21	10,000,000	10,000,000
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-36	6,420,000	1,651,930
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	1-1-18	4,975,000	4,513,768
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-37	1,085,000	303,106
Tahoe-Truckee CA Unified School District CAB #2-A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-24	2,965,000	1,843,548
Union Elementary School District California CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	9-1-24	2,800,000	1,765,148
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-32	3,000,000	1,128,450
West Contra Costa CA Unified School District 2005 CAB Series D-2 (GO, AGM Insured) ¤	0.00	8-1-36	20,700,000	5,954,148
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	8-1-28	11,355,000	5,323,110
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	8-1-29	1,690,000	749,076
West Contra Costa CA Unified School District 2005 Series C-1 (GO, Assured Guaranty Insured) ¤	0.00	8-1-32	10,000,000	3,669,100
Wiseburn CA School District CAB 2010 Election Series B (GO, AGM Insured) ¤	0.00	8-1-34	2,000,000	648,840

				546,697,231

Colorado : 2.28%
Colorado E-470 Public Highway Authority (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-20	9,900,000	7,234,821
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-20	7,755,000	5,667,276
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-22	4,500,000	2,913,030
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12-1-33	2,200,000	2,688,576
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) 144A	6.13	12-15-35	4,230,000	4,270,862

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75%	7-1-19	$1,165,000	$1,163,590
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue) %%	5.50	10-1-17	295,000	309,172
Colorado ECFA Charter School Monument Academy Project Series A (Miscellaneous Revenue)	7.25	10-1-39	500,000	558,175
Colorado ECFA Charter School Series B (Miscellaneous Revenue)	7.25	11-1-34	4,330,000	4,963,825
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue, Moral Obligations Insured)	6.50	3-15-43	1,290,000	1,446,800
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) 144A	5.75	12-1-37	4,175,000	4,103,775
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25	10-1-33	4,000,000	4,746,120
Colorado HFA Series A2 (Housing Revenue, NATL-RE, IBC Insured)	6.50	8-1-31	490,000	497,992
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured)	6.70	8-1-17	340,000	362,430
Colorado HFA SFHR Series D-2 (Housing Revenue) %%	6.90	4-1-29	175,000	181,657
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12-15-20	475,000	524,652
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12-15-25	455,000	507,894
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12-15-40	3,905,000	4,505,316
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-17	3,655,000	4,012,971
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-20	3,730,000	4,018,739
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-17	1,825,000	1,859,620
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-15	310,000	315,214
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-20	290,000	290,916
Larimer County CO School District #1 (GO, NATL-RE, IBC Insured)	7.00	12-15-16	2,250,000	2,736,248
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11-15-18	2,210,000	2,540,329
University of Colorado Hospital Authority Series A (Health Revenue) %%	5.00	11-15-36	6,000,000	6,584,580

				69,004,580

Connecticut : 0.77%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-16	900,000	902,412
Connecticut HFA Special Needs Housing Series 2 (Housing Revenue, AMBAC Insured)	5.25	6-15-22	2,000,000	2,023,200
Connecticut State Series A (GO) ±	1.28	4-15-19	4,050,000	4,097,669
Connecticut State Series A (GO) ±	1.43	4-15-20	5,900,000	5,936,993
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-14	3,755,000	3,768,969
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-15	5,000,000	5,016,900
Hamden CT BAN (GO)	5.00	8-15-26	1,235,000	1,434,218

New Haven CT Escrowed to Maturity Series C (GO, NATL-RE Insured)	5.00	11-1-19	5,000	5,072

				23,185,433

District of Columbia : 0.55%
District of Columbia Cesar Chavez Public Charter School (Miscellaneous Revenue) %%	6.50	11-15-21	5,645,000	6,145,599
District of Columbia Family & Child Services (Miscellaneous Revenue, Bank of America NA LOC) ø	0.23	7-1-41	3,215,000	3,215,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	11-1-42	5,000,000	5,000,000

6

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00%	10-1-35	$2,000,000	$2,437,500

				16,798,099

Florida : 2.49%
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-21	2,200,000	2,465,518
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-20	1,905,000	1,861,109
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-22	1,000,000	1,146,180
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-26	2,000,000	2,288,800
Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	2-15-21	1,000,000	1,218,890
Daytona Beach FL Refunding & Improvement Project (Utilities Revenue)	5.00	11-1-31	1,155,000	1,331,981
Daytona Beach FL Refunding & Improvement Project (Utilities Revenue)	5.00	11-1-32	1,465,000	1,677,249
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75	11-15-32	5,000,000	5,069,300
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-47	825,000	953,585
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-42	2,815,000	3,099,399
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-15	145,000	145,684
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-23	535,000	470,597
Heritage Isles FL Community Development District (Miscellaneous Revenue) (s)(i)	7.10	10-1-23	2,150,000	401,814
Hollywood FL Community Redevelopment Agency (IDR)	5.13	3-1-14	1,440,000	1,471,853
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	5-1-30	2,700,000	1,491,966
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-25	530,000	594,740
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-28	1,195,000	1,313,652
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-31	1,341,508	1,342,205
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-32	2,655,000	2,456,539
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue) %%	7.65	5-1-32	1,720,000	1,721,256
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-28	1,200,000	1,357,824
Miami-Dade County FL IDA Dolphins Stadium Project Series C (IDR) ø	3.08	7-1-32	5,000,000	5,000,000
North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	5-1-19	1,012,000	1,012,921
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50	8-1-13	330,000	355,034
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-28	2,000,000	2,414,580
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-39	5,500,000	6,590,540

Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11-15-26	2,375,000	2,530,658
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11-15-41	3,525,000	4,022,131
Seminole Tribe Florida Series 2010A Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-17	4,450,000	4,672,545
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-23	2,810,000	3,222,030
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±	7.88	1-1-41	1,000,000	1,002,130

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00%	10-1-16	$3,965,000	$3,424,134
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-20	2,020,000	2,228,121
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-21	2,140,000	2,373,816
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	5-1-22	2,265,000	2,503,935

				75,232,716
Georgia : 1.39%
Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Housing Revenue, AMBAC Insured)	5.25	12-1-20	1,315,000	1,326,611
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	7-1-18	2,640,000	2,648,263
Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Tax Revenue, NATL-RE Insured)	5.50	10-1-12	340,000	340,102
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-25	2,370,000	2,412,755
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-28	465,000	627,215
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-18	3,200,000	3,552,640
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-16	2,175,000	2,203,471
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-17	2,220,000	2,248,705
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12-1-18	2,500,000	2,531,850
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	1-1-24	400,000	578,076
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE, IBC, Bank of New York Insured)	6.50	1-1-17	450,000	507,434
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-27	2,000,000	2,277,540
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-18	1,850,000	2,121,858
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-22	4,675,000	5,391,210
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-22	3,230,000	3,737,045
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-27	3,170,000	3,678,119
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-16	1,685,000	1,823,355
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	2-1-25	3,870,000	3,976,928

				41,983,177
Guam : 0.50%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-40	11,300,000	13,318,406
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-19	450,000	477,621
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-31	60,000	75,127
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10-1-18	1,400,000	1,400,574

				15,271,728
Hawaii : 0.00%

Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured)	5.75	7-1-30	5,000	5,002

8

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Idaho : 0.61%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-40	$6,300,000	$7,450,128
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-33	3,000,000	3,599,970
Idaho Housing & Finance Association Arts Charter School Project Series A (Miscellaneous Revenue)	5.75	12-1-32	500,000	529,175
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue)	6.50	12-1-38	1,350,000	1,469,772
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-38	500,000	535,865
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	7-1-39	2,500,000	2,773,350
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	7-1-38	1,500,000	1,577,265
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	7-1-15	25,000	25,076
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured)	6.15	1-1-28	70,000	70,283
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-14	165,000	167,927
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-25	420,000	420,962

				18,619,773
Illinois : 12.23%
Aurora IL Series B (Tax Revenue)	5.85	12-30-13	2,740,000	2,819,624
Chicago IL Board of Education CAB City Colleges (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-25	5,000,000	3,036,550
Chicago IL Board of Education CAB School Reform Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-20	1,000,000	767,120
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-21	18,160,000	13,218,482
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-22	9,160,000	6,331,575
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-28	15,390,000	7,612,048
Chicago IL Board of Education Series A (GO, AGM Insured) ##	5.00	12-1-42	30,000,000	32,827,200
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-25	1,000,000	1,149,210
Chicago IL CAB Project & Refunding Series A (GO, NATL-RE Insured) ±	5.56	1-1-21	3,060,000	3,474,293
Chicago IL CAB Project & Refunding Series C (GO, AGM-CR Insured) ¤	0.00	1-1-26	7,360,000	4,247,235
Chicago IL CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-27	3,755,000	2,032,957
Chicago IL CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-28	5,515,000	2,838,791
Chicago IL CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-29	4,080,000	1,972,680
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-19	500,000	427,595
DuPage County IL Community Unit School District #46 School Building (GO, AMBAC Insured) ¤	0.00	1-1-23	23,450,000	16,361,065
DuPage County IL Special Service Area #31 Monarch Landing Project (Tax Revenue)	5.40	3-1-16	129,000	130,601
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue)	7.88	7-1-20	112,544	80,900
Illinois Development Finance Authority Chicago Educational Television Association Project Series A (Education Revenue, LaSalle Bank NA LOC) ø	0.27	11-1-14	5,400,000	5,400,000
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-38	5,000,000	5,891,350
Illinois Finance Authority Edward Hospital Project Series B-1 (Hospital Revenue, JPMorgan Chase Bank NA LOC) ø	0.19	2-1-40	18,625,000	18,625,000
Illinois Finance Authority Medical District Commission Project A (Health Revenue, Cost, Insurance, Freight and Commission Insured)	4.13	9-1-18	1,150,000	1,178,221
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	7-1-27	305,000	230,049

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00%	8-15-39	$5,000,000	$5,881,900
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-20	5,000,000	5,414,250
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-31	8,000,000	9,353,200
Illinois Health Facilities Authority PFOTER Series 977 (Hospital Revenue, MBIA Insured) ø	0.36	5-15-24	13,280,000	13,280,000
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12-20-41	6,520,000	6,852,585
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AMBAC Insured) ¤	0.00	6-15-21	7,595,000	5,596,376
Illinois State (GO)	5.00	8-1-18	15,000,000	17,490,000
Illinois State (GO, AMBAC Insured)	5.00	4-1-20	5,905,000	6,383,069
Illinois State (GO)	5.00	8-1-25	4,000,000	4,494,560
Illinois State (GO, AMBAC Insured)	5.00	4-1-27	7,475,000	7,881,341
Illinois State (GO, AMBAC Insured)	5.00	4-1-28	6,705,000	7,059,896
Illinois State (GO)	5.50	1-1-30	2,900,000	3,569,697
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)	6.88	10-1-31	2,000,000	2,244,260
Illinois State Finance Authority Charter Schools Series A (Miscellaneous Revenue)	7.13	10-1-41	1,300,000	1,467,453
Illinois State Finance Authority Rest Haven Christian Service Project Series C (Health Revenue) ø	0.97	11-15-34	6,310,000	6,310,000
Illinois State Series 1 (GO, NATL-RE, FGIC Insured)	6.00	11-1-26	3,000,000	3,691,260
Illinois State Series 2012 (GO)	5.00	8-1-19	2,125,000	2,485,145
Illinois State Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-33	21,000,000	21,000,000
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-25	1,265,000	1,454,472
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-26	3,610,000	4,136,952
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-26	5,050,000	2,934,707
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-27	12,050,000	6,648,226
Lake County IL Community Consolidated School District #24 Millburn CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-15	1,745,000	1,604,283
Lake County IL Community Consolidated School District #38 CAB (GO, AMBAC Insured) ¤	0.00	2-1-24	5,385,000	3,010,538
Lake County IL School District #24 Millburn CAB (GO) ¤	0.00	1-1-24	2,000,000	1,248,420
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-16	910,000	799,089
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-17	455,000	381,813
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-18	3,875,000	3,103,139
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-19	675,000	509,915
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-20	1,250,000	889,975
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-21	960,000	642,182
Lake County IL Township High School District #126 Zion-Benton CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	2-1-20	910,000	721,403
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-19	765,000	623,689
McHenry & Kane Counties IL Community School District #158 CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-21	2,100,000	1,546,398
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-21	7,560,000	5,463,763
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-24	6,850,000	4,218,710
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-15-25	15,360,000	9,141,504
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-25	6,600,000	3,841,134
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue, AGM Insured) ¤	0.00	6-15-27	7,400,000	3,945,606

10

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE Insured) ¤	0.00%	6-15-28	$29,980,000	$15,175,576
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	6-15-29	20,400,000	9,807,912
Regional Transportation Authority Illinois (Tax Revenue, AGM, GO of Authority Insured)	5.75	6-1-23	400,000	512,872
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-25	2,525,000	2,223,061
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	3-1-31	1,500,000	1,283,175
Tazewell County IL School District #51 (GO, NATL-RE, FGIC Insured)	9.00	12-1-23	555,000	877,949
Town of Cicero IL Series A (GO, XLCA Insured)	5.25	1-1-16	2,000,000	2,120,420
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-25	765,000	469,152
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-26	2,355,000	1,359,306
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, NATL-RE Insured) ¤	0.00	4-1-27	2,435,000	1,334,185
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-38	14,000,000	16,002,980
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	11-1-23	1,500,000	998,985

				370,139,029
Indiana : 0.55%
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	8-1-39	2,000,000	2,336,200
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-22	3,050,000	3,346,674
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-37	5,000,000	5,290,850
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-27	2,000,000	2,138,760
Zionsville IN Community School Building Corporation CAB Series A (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	1-15-26	660,000	398,237
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	7-15-28	3,030,000	1,628,837
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	1-15-29	3,020,000	1,565,145

				16,704,703
Iowa : 0.18%

Iowa Finance Authority Graceland University Project (Education Revenue, Bank of America NA LOC) ø	0.22	2-1-33	5,545,000	5,545,000
Kansas : 0.26%
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	9-1-26	1,165,000	808,184
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) ±	6.70	6-1-29	180,000	182,876
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA, FNMA Insured)	5.70	12-1-36	405,000	431,033
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00	12-1-20	6,000,000	6,366,180

				7,788,273
Kentucky : 2.19%
Kentucky Asset / Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured) ±	0.83	11-1-27	21,110,000	18,369,922
Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE, FGIC Insured) ±	0.85	11-1-25	31,825,000	26,131,508
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-23	4,045,000	2,504,502

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ¤	0.00%	10-1-28	$4,800,000	$2,163,648
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-24	9,260,000	5,445,806
Kentucky EDFA Norton Hospital Center Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-20	9,220,000	6,757,615
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) ±	5.95	10-1-17	4,580,000	4,803,183

				66,176,184
Louisiana : 0.49%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-18	2,415,000	2,644,932
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	5-15-30	1,450,000	1,478,957
New Orleans LA (GO, FGIC Insured)	5.50	12-1-21	1,700,000	2,010,165
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-40	6,500,000	7,341,425
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.75	6-1-18	770,000	888,033
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	6-1-19	320,000	378,483

				14,741,995
Maine : 0.35%

Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, Assured Guaranty Insured) %%	5.88	12-1-39	9,300,000	10,586,376
Maryland : 0.14%
Howard County MD COP Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-20	299,000	413,577
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	7-1-22	1,000,000	1,001,830
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	7-1-21	500,000	501,105
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-31	340,000	348,871
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	9-1-15	1,775,000	1,863,945

				4,129,328
Massachusetts : 2.57%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-31	2,150,000	2,673,547
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-39	3,900,000	4,833,426
Massachusetts Development Finance Agency South Area Solomon Day School Project (Education Revenue) ø	0.88	1-1-37	8,660,000	8,660,000
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-20	3,315,000	3,748,735
Massachusetts Educational Finance Authority Series E (Education Revenue, AMBAC Insured)	5.30	1-1-16	1,315,000	1,318,366
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-28	3,310,000	3,866,179
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-20	6,000,000	6,658,260
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-21	3,000,000	3,309,480
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) ±	1.06	7-1-38	25,000,000	24,706,000

12

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13%	12-1-34	$100,000	$101,520
Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue)	5.60	12-1-19	5,425,000	5,451,583
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (IDR, AMBAC Insured)	5.50	1-1-13	800,000	800,472
Massachusetts State Water Resources Series D Class 6 (Water & Sewer Revenue, FSA Insured, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø	0.63	8-1-25	11,595,000	11,595,000

				77,722,568

Michigan : 6.53%
Cesar Chavez Academy Michigan Incorporated COP (Miscellaneous Revenue)	8.00	2-1-33	1,400,000	1,464,400
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	4-1-15	5,855,000	5,499,250
Detroit MI City School District (Tax Revenue, AGM, Qualified School Board Loan Fund Insured)	5.00	5-1-19	6,950,000	7,626,235
Detroit MI Distribution of State Aid (GO)	5.00	11-1-30	3,150,000	3,508,533
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-18	3,050,000	2,347,341
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-19	3,050,000	2,201,917
Detroit MI Sewage Disposal Refunding Revenue Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-20	5,000,000	5,228,850
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.25	7-1-16	1,500,000	1,656,405
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, NATL-RE, FGIC Insured)	6.50	7-1-24	1,310,000	1,546,796
Detroit MI Sewer Disposal System Refunding Revenue Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-33	16,985,000	21,402,799
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-27	2,250,000	2,480,985
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	7-1-22	3,225,000	3,373,479
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	7-1-23	3,340,000	3,479,846
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-22	1,500,000	1,589,370
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-36	9,675,000	11,761,607
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-19	2,540,000	2,581,656
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	6.50	10-1-20	225,000	248,452
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	8.00	10-1-40	1,175,000	1,403,643
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-20	490,000	532,272
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-30	1,135,000	1,232,508
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-39	2,220,000	2,423,352
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12-1-20	1,635,000	1,657,645
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12-1-30	2,000,000	2,013,980
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11-1-15	250,000	261,140
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25	11-1-20	440,000	485,333
Michigan Finance Authority Sparrow Hospital Obligation Group (Hospital Revenue)	5.00	11-15-36	2,000,000	2,200,160
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-22	4,000,000	4,601,760
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-23	10,000,000	10,754,600

13

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.00%	11-1-21	$150,000 $	142,193
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-17	450,000	480,753
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12-1-16	2,770,000	2,812,243
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-15	1,480,000	1,545,105
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-17	2,475,000	2,568,753
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12-1-23	1,185,000	1,202,550
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	5-1-16	1,000,000	1,012,540
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	5-1-17	450,000	447,921
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	4.00	5-1-19	100,000	98,856
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-16	175,000	158,088
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-17	230,000	199,617
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-19	75,000	59,450
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-20	155,000	116,619
Michigan PFOTER Series 4711 (Tax Revenue, AGM, Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.80	5-1-29	59,975,000	59,975,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	9-1-39	3,500,000	3,144,015
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue) 144A	6.50	9-1-37	2,000,000	1,387,000
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue)	8.50	9-1-29	1,500,000	1,345,890
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-36	1,222,500	1,259,835
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) %%	6.25	10-1-23	890,000	894,922
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12-1-30	2,085,000	2,320,522
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63	12-1-39	4,170,000	4,673,236
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-14	500,000	544,690
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-20	1,200,000	1,451,172
Star International Academy Michigan (Education Revenue)	2.40	3-1-14	140,000	140,116
Star International Academy Michigan (Education Revenue)	2.90	3-1-15	100,000	100,185
Star International Academy Michigan (Education Revenue)	3.15	3-1-16	200,000	200,902
Star International Academy Michigan (Education Revenue)	3.40	3-1-17	100,000	100,612
Star International Academy Michigan (Education Revenue)	5.00	3-1-22	1,350,000	1,409,360
Star International Academy Michigan COP (Education Revenue)	6.13	3-1-37	1,150,000	1,199,807
Wayne County MI Airport Authority Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12-1-16	1,115,000	1,240,103

				197,796,369

Minnesota : 0.09%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	8-1-38	750,000	800,858
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11-1-37	300,000	307,875

14

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue)	7.50%	12-1-31	$1,500,000	$1,534,110

				2,642,843

Mississippi : 0.01%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-22	450,000	414,909

Missouri : 1.04%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-32	4,600,000	4,774,754
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-25	2,890,000	3,118,368
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10-1-35	1,665,000	1,871,194
Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	9-1-26	460,000	470,138
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	6-1-15	750,000	841,328
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, NATL-RE Insured)	6.00	6-1-16	1,500,000	1,736,985
St. Charles County MO Public Water Supply District #2 COP Series A (Water & Sewer Revenue, Bank of America NA LOC) ø	0.22	12-1-33	13,350,000	13,350,000
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	7-15-19	4,375,000	3,050,731
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-29	2,000,000	2,338,840

				31,552,338

Nevada : 0.88%
Clark County NV Airport Jet Project Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-19	3,000,000	3,081,960
Clark County NV Economic Development Bishop Gorman High School Project (Education Revenue, Bank of America NA LOC) ø	0.25	12-1-41	16,500,000	16,500,000
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-24	2,650,000	2,799,248
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-24	2,350,000	2,440,922
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.13	6-1-27	1,900,000	1,968,495

				26,790,625

New Hampshire : 0.89%
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-21	2,375,000	1,093,141
Manchester NH Housing & Redevelopment Authority CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-25	250,000	78,100
New Hampshire Business Finance Authority Series A (IDR, NATL-RE Insured) ±(n)(m)	0.21	5-1-21	30,475,000	25,637,094

				26,808,335

New Jersey : 4.38%
Mercer County NJ Improvement Authority Special Services School District Series A (Miscellaneous Revenue, County Guaranty Insured)	5.95	12-15-12	135,000	136,555
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, NATL-RE, FGIC Insured) ±	4.90	10-1-40	3,715,000	3,939,126
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.98	2-1-18	3,000,000	3,069,750
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-27	1,875,000	1,978,463
New Jersey HEFAR Student Loan Series 1-A (Education Revenue)	4.75	12-1-29	890,000	923,927
New Jersey HEFAR Student Loan Series A-2 (Education Revenue) ±	1.37	6-1-36	17,000,000	16,585,710

15

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC, FHA Insured)	5.40%	11-1-17	$1,050,000	$1,052,048
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11-1-17	815,000	830,452
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11-1-13	2,530,000	2,537,944
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11-1-14	840,000	842,990
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	5-1-20	185,000	185,437
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11-1-20	340,000	340,782
New Jersey PFOTER Series 4712 (Transportation Revenue, NATL-RE, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.80	12-15-22	28,290,000	28,290,000
New Jersey PFOTER Series 4716 (Tax Revenue, NATL-RE, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.75	9-1-27	31,245,000	31,245,000
New Jersey State HEFAR Series A (Education Revenue)	5.63	6-1-30	2,650,000	3,012,891
New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE, FGIC Insured)	5.75	6-15-25	10,000,000	12,989,500
New Jersey State TTFA (Transportation Revenue)	6.00	12-15-38	10,425,000	12,250,001
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-23	1,500,000	1,788,075
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-24	1,500,000	1,778,865
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-25	3,400,000	4,003,330
South Jersey NJ Transportation Authority Series A (Transportation Revenue) %%	5.00	11-1-26	3,920,000	4,596,906
Stony Brook NJ Regional Sewer Authority Series B (Water & Sewer Revenue, GO of Authority Insured)	5.45	12-1-12	110,000	110,986

				132,488,738

New Mexico : 0.06%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA, FNMA, FHLMC Insured)	5.35	3-1-30	1,260,000	1,423,183
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-13	375,000	374,561

				1,797,744

New York : 8.16%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-14	1,640,000	1,643,428
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	2-1-41	10,005,000	10,975,685
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue)	6.50	11-15-28	8,000,000	10,253,280
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-16	1,850,000	1,984,569
New York City NY Adjusted Fiscal 2008 Sub Series J-5 (GO, Dexia Credit Local SPA) ø	0.27	8-1-28	25,000,000	25,000,000
New York City NY Adjusted Fiscal 2008 Sub Series J-11 (GO, KBC Bank NV SPA) ø	0.25	8-1-27	20,000,000	20,000,000
New York City NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA-3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-32	17,050,000	17,050,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-32	29,420,000	29,420,000
New York City NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.28	6-15-33	7,500,000	7,500,000
New York City NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.27	8-1-23	19,800,000	19,800,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	1.03	5-1-18	3,460,000	3,430,625

16

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00%	6-15-40	$11,625,000	$14,307,701
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-40	5,000,000	6,040,800
New York NY Sub Series H-2 (GO, Dexia Credit Local LOC) ø	0.27	1-1-36	3,815,000	3,815,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	1-15-39	2,500,000	2,949,825
New York State Dormitory Authority Series B (Tax Revenue)	5.75	3-15-36	10,000,000	12,256,300
New York State Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	11.59	7-1-26	4,300,000	4,341,280
New York State Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-26	2,600,000	2,612,480
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-13	12,000,000	12,043,320
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured)	5.50	7-1-16	5,280,000	5,302,070
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±	5.55	11-15-24	905,000	907,950
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) ±	5.63	11-15-24	2,500,000	2,516,675
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-14	915,000	992,894
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-16	685,000	811,814
Niagara Falls NY Public Improvement Project (GO, NATL-RE Insured)	7.50	3-1-16	65,000	80,591
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, NATL-RE Insured)	5.75	12-1-25	4,000,000	4,000,920
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-35	10,000,000	10,129,200
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-26	520,000	551,522
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-25	500,000	552,580
Westchester County NY IDAG Kendal on Hudson Project (Health Revenue) ø	0.95	1-1-34	12,930,000	12,930,000
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-24	2,380,000	2,746,687

				246,947,196

North Carolina : 0.13%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-26	1,250,000	1,459,638
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-24	2,000,000	2,513,260

				3,972,898

Ohio : 0.71%
Adams & Highland Counties OH Valley Local School District (GO, NATL-RE Insured)	7.00	12-1-15	1,435,000	1,548,006
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-16	1,500,000	1,647,525
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-27	3,945,000	4,545,824
Kings OH Local School District (GO, NATL-RE, FGIC Insured)	7.50	12-1-16	890,000	1,018,124
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured)	6.25	4-1-20	2,500,000	3,008,000
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-19	3,340,000	3,669,291
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	2-15-18	4,020,000	4,229,683
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-27	1,900,000	1,944,916

				21,611,369

17

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.45%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25%	8-15-14	$2,352,902	$2,431,277
McAlester OK Public Works Authority Series A (Miscellaneous Revenue, FSA Insured)	5.75	2-1-20	965,000	1,000,001
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	1-1-23	5,000,000	5,838,350
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(n)(m)	0.58	6-1-19	4,550,000	4,231,500

				13,501,128

Oregon : 0.13%
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-13	2,855,000	2,862,423
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-14	1,100,000	1,109,669

				3,972,092

Pennsylvania : 6.03%
Allegheny County PA Airport Authority Pittsburg International Airport (Airport Revenue, NATL-RE, IBC, FGIC Insured) ±	5.00	1-1-16	1,410,000	1,549,773
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-39	5,130,000	5,794,592
Allegheny County PA Hospital Development Authority West Pennsylvania Health System Project Series A (Health Revenue)	5.00	11-15-13	6,775,000	5,420,000
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12-15-29	2,235,000	2,317,762
Allegheny County PA Series C-59B (GO, AGM Insured) ±	0.85	11-1-26	14,675,000	12,387,314
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.97	5-1-37	15,000,000	15,000,000
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue)	1.68	11-1-39	20,000,000	20,069,600
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-27	2,000,000	2,092,780
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue) %%	5.63	10-1-15	1,015,000	1,015,183
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-13	445,000	446,847
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-19	2,110,000	2,111,329
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-32	13,500,000	16,433,280
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-28	16,075,000	19,368,446
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75	7-1-27	2,480,000	3,624,917
Delaware Valley PA Regional Financial Authority Series 1985-B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.42	12-1-20	21,600,000	21,600,000
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.93	6-1-27	5,100,000	3,916,545
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-33	10,000,000	10,104,800
Harrisburg PA Authority Resources Guaranteed Sub Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-33	4,875,000	4,900,838
Luzerne County PA Series C (GO, FSA Insured) %%	7.00	11-1-18	510,000	603,294
Luzerne County PA Series E (GO, FSA Insured)	8.00	11-1-27	135,000	167,922
McKeesport PA Area School District CAB (GO, NATL-RE, State Aid Withholding Insured) ¤	0.00	10-1-25	1,000,000	554,670
Penn Hills Municipality PA Series B (GO, AMBAC Insured) ¤	0.00	12-1-17	1,000,000	885,360
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80	6-1-23	4,000,000	4,085,280
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-12	4,000,000	4,010,160

18

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12-1-15	$5,750,000	$5,869,658
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue) ¤	0.00	12-1-24	3,790,000	2,221,319
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue) ¤	0.00	12-1-25	3,790,000	2,085,031
Pennsylvania Turnpike Commission ROC RR-II-R-11995 (Transportation Revenue, Citibank NA LOC) 144Aø	0.30	12-1-19	7,330,000	7,330,000
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	12-1-15	1,625,000	1,773,541
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	12-1-16	680,000	756,874
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-17	3,340,000	3,822,296
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue)	6.00	12-15-27	300,000	324,489

				182,643,900

Puerto Rico : 4.69%
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue) ±	1.01	7-1-31	14,510,000	9,904,091
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.74	7-1-20	2,075,000	1,740,759
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	16,680,000	11,790,425
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-18	1,070,000	1,330,909
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-18	930,000	1,105,705
Puerto Rico PFOTER Series 4147 (Utilities Revenue, FSA, FGIC Insured) ø	0.88	7-1-33	57,000,000	57,000,000
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-39	1,845,000	2,139,591
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.24	8-1-57	56,360,000	56,360,000
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-16	460,000	492,113

				141,863,593

Rhode Island : 0.21%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured)	5.80	9-1-22	3,295,000	3,299,415
Rhode Island Health & Education Building Corporation Northern Rhode Island Community Project (Health Revenue, Bank of America NA LOC) ø	0.42	6-1-37	3,010,000	3,010,000

				6,309,415

South Carolina : 1.69%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	7.00	12-1-13	565,000	583,368
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-18	1,780,000	1,915,903
Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue)	5.25	12-1-24	1,760,000	1,851,045
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	5-1-17	400,000	501,336
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue) (h)	5.25	12-1-25	15,000,000	16,803,900
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Lease Revenue, AGM Insured)	5.00	12-1-26	2,295,000	2,469,443

19

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured)	5.88%	12-1-13	$1,055,000	$1,059,494
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-13	1,224,977	1,213,597
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-14	1,281,290	1,219,160
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-15	1,385,405	1,259,929
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-16	121,679	104,415
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-17	164,621	77,925
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-18	181,929	78,757
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-19	198,059	77,756
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-20	215,428	80,212
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-21	255,522	87,422
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-22	270,213	87,006
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-32	5,030,581	648,593
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-42	8,447,671	336,048
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	7-22-51	11,252,590	215,487
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00	1-1-32	2,489,105	162,190
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00	7-22-51	7,632,322	103,723
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, AGC Insured)	5.00	12-1-21	2,870,000	3,213,223
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, AGC Insured)	5.00	12-1-22	905,000	1,008,487
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, AGC Insured)	5.00	12-1-23	6,950,000	7,720,755
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00	12-1-31	2,890,000	3,093,456
Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12-1-17	760,000	831,273
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-19	210,000	277,089
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-14	290,000	311,988
Scago Educational Facilities Corporation for Colleton School District (Lease Revenue, Assured Guaranty Insured)	5.00	12-1-15	150,000	167,342
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue) %%	5.10	10-1-29	2,590,000	2,876,143
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-31	1,835,000	849,972

				51,286,437

South Dakota : 0.41%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-19	2,000,000	1,720,500
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-20	1,440,000	1,215,374
Rapid City SD Series A (Airport Revenue)	6.75	12-1-31	1,020,000	1,176,886
Rapid City SD Series A (Airport Revenue)	7.00	12-1-35	750,000	865,313
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11-1-13	170,000	170,706
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue) (i)	7.00	11-1-23	1,290,000	1,234,543

20

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
South Dakota (continued)
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25%	4-1-13	$320,000	$327,142
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-28	2,350,000	2,526,720
South Dakota Education Loans Incorporated (Education Revenue, Guaranteed Student Loans Insured)	5.45	6-1-20	3,250,000	3,201,738

				12,438,922

Tennessee : 3.84%
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Airport Revenue)	5.20	7-1-26	725,000	721,419
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	2-1-36	10,000,000	10,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue) ø	0.40	12-1-16	45,000,000	45,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase Bank NA LOC) ø	0.40	12-1-16	15,000,000	15,000,000
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-21	7,005,000	7,653,663
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-25	5,090,000	5,453,426
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.25	9-1-26	1,080,000	1,197,407
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-24	6,285,000	6,973,710
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-15	500,000	542,405
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-16	3,015,000	3,330,369
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-22	2,050,000	2,216,850
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-18	3,200,000	3,642,848
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-18	3,875,000	4,316,246
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-19	9,200,000	10,172,808

				116,221,151

Texas : 6.18%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.75	8-15-41	2,000,000	2,350,320
Brazos TX Harbor Industrial Development Corporation Dow Chemical Company Project (IDR) ±	5.90	5-1-38	6,150,000	6,926,745
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE, FGIC Insured) ¤	0.00	1-1-16	440,000	432,529
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-25	2,000,000	2,316,660
Dallas TX Independent School District School Building (GO, Priority School Funding Guaranteed Insured)	6.38	2-15-34	10,000,000	12,444,800
Dallas-Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	6.25	11-1-28	560,000	562,878
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12-1-35	11,000,000	13,785,860
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	6-1-13	500,000	517,885
Houston TX Airport System Series C (Airport Revenue, XLCA Insured) ±(n)(m)	0.43	7-1-32	7,250,000	5,582,500

21

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA Insured)	5.70%	12-1-33	$965,000	$978,201
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12-15-14	1,000,000	1,099,780
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12-15-15	1,400,000	1,596,252
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-17	750,000	820,620
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	8-15-21	5,550,000	6,167,438
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	8-15-41	6,500,000	7,625,670
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-32	2,300,000	2,440,576
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-37	5,000,000	5,581,800
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-37	95,000	107,873
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue) %%	6.00	8-15-32	620,000	655,148
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue) %%	6.00	8-15-42	2,330,000	2,444,520
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-22	1,735,000	1,880,983
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-23	1,000,000	1,078,830
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-24	750,000	805,200
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA, FNMA Insured)	6.30	10-1-35	253,870	266,863
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA, FNMA Insured)	6.00	2-1-36	522,010	523,978
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) (s)(i)	6.38	11-1-36	8,400,000	2,938,404
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-17	1,400,000	1,502,032
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-23	9,900,000	10,969,497
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-21	6,685,000	7,586,138
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-23	9,135,000	10,300,261
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.00	12-15-16	450,000	489,897
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-19	1,450,000	1,619,476
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-24	5,035,000	5,607,681
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.96	9-15-17	6,045,000	5,995,008
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.65	9-15-17	19,380,000	19,199,960
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.95	9-15-27	5,000,000	4,045,200
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-26	19,400,000	23,834,258
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.71	12-15-26	1,250,000	942,488
Texas Municipal Gas Acquisition & Supply Corporation Various Senior Lien Series B (Utilities Revenue) ±	0.96	12-15-26	13,425,000	10,160,980
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured) ¤	0.00	9-1-15	40,000	39,290
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-18	1,780,000	1,874,999

22

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±	6.35%	10-1-34	$828,479	$862,720

				186,962,198

Utah : 0.60%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-21	1,470,000	1,517,996
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	2-15-22	850,000	903,142
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	7-15-46	6,480,000	7,450,834
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-30	2,105,000	2,269,401
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-41	3,910,000	4,188,079
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	6-1-37	1,920,000	1,935,206

				18,264,658

Virgin Islands : 1.18%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-37	5,750,000	6,803,688
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-18	435,000	463,954
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-19	300,000	318,915
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-25	5,850,000	6,255,756
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-18	8,860,000	9,929,756
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-22	7,000,000	7,562,870
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-25	4,000,000	4,377,880

				35,712,819

Virginia : 0.65%
Dulles Town VA CDA Special Assessment Tax (Miscellaneous Revenue)	6.25	3-1-26	8,200,000	8,208,774
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-16	500,000	501,720
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-17	1,000,000	1,001,920
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-41	1,824,000	190,572
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-41	1,310,000	1,159,756
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-21	3,518,000	3,584,807
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA Insured)	5.10	2-1-14	325,000	328,364
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured)	5.50	5-1-16	30,000	30,128
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-20	1,033,000	1,064,868
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±	5.50	1-1-15	2,030,000	2,130,993
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) ±	5.50	1-1-15	1,460,000	1,532,635

				19,734,537

West Virginia : 0.01%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-15	215,000	219,214

23

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 1.73%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)		5.13%	8-1-15	$295,000	$295,649
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)		5.63	8-1-25	1,765,000	1,767,012
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)		5.75	8-1-35	1,565,000	1,566,049
Oneida Tribe of Indians Wisconsin (Tax Revenue) 144A		5.50	2-1-21	6,815,000	7,772,371
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±		5.00	12-1-27	2,800,000	2,864,400
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)		5.00	7-1-22	14,430,000	15,381,226
Wisconsin HEFA Aurora Health Care Incorporated A (Health Revenue)		5.25	4-15-24	1,000,000	1,138,520
Wisconsin HEFA Children’s Hospital Wisconsin B (Health Revenue)		5.38	8-15-24	300,000	351,615
Wisconsin HEFA Froedtert Health Series A (Health Revenue) %%		5.00	4-1-42	5,440,000	5,988,787
Wisconsin HEFA Series 3122-X (Health Revenue, Morgan Stanley Bank LIQ) 144Aø		0.25	4-1-39	8,835,000	8,835,000
Wisconsin HEFA Series M (Health Revenue, NATL-RE Insured) ±(n)(m)		0.58	6-1-19	7,000,000	6,510,000

					52,470,629

Wyoming : 0.08%
West Park Hospital District WY Series B (Health Revenue)		6.50	6-1-27	500,000	595,920
Wyoming CDA (Education Revenue)		6.50	7-1-43	1,600,000	1,770,784

					2,366,704

Total Municipal Obligations (Cost $2,902,043,992)					3,075,549,499

		Yield		Shares
Short-Term Investments : 0.58%

Investment Companies : 0.57%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		17,511,822	17,511,822

		Interest Rate		Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill #(z)		0.09	12-27-12	$200,000	199,955

Total Short-Term Investments (Cost $17,711,769)					17,711,777

Total investments in securities (Cost $2,919,755,761)*	102.18%				3,093,261,276

Other assets and liabilities, net	(2.18)				(66,080,885)

Total net assets	100.00%				$3,027,180,391

±	Variable rate investment
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
##	All or a portion of this security has been segregated for when-issued securities.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	Underlying security in inverse floater structure

24

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(x)	Inverse floating rate security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $2,920,441,705 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$192,193,839
Gross unrealized depreciation	(19,374,268)

Net unrealized appreciation	$172,819,571

25

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Bond Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$3,029,434,405	$46,115,094	$3,075,549,499
Short-term investments
Investment companies	17,511,822	0	0	17,511,822
U.S. Treasury securities	199,955	0	0	199,955

	$17,711,777	$3,029,434,405	$46,115,094	$3,093,261,276

As of September 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$15,435	$0	$0	$15,435

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$45,862,579
Accrued discounts (premiums)	210,855
Realized gains (losses)	0
Change in unrealized gains (losses)	41,660
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2012	$46,115,094

Change in unrealized gains (losses) relating to securities still held at September 30, 2012	$41,660

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

As of September 30, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At September 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2012	Unrealized gains
12-19-12	100 Short	10-Year U.S. Treasury Notes	$13,348,438	$15,435

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.55%

Guam : 2.58%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00%	11-1-26	$2,000,000	$2,357,860
Guam Government Privilege Tax Series A (Tax Revenue)	5.00	1-1-31	1,000,000	1,141,480

				3,499,340

North Carolina : 79.28%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-35	3,000,000	3,500,700
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-34	2,500,000	2,918,325
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-20	1,480,000	1,786,360
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-24	810,000	968,080
Charlotte NC Certifications Partner Series E (Miscellaneous Revenue)	5.00	6-1-23	3,650,000	4,291,269
Charlotte NC COP Series A (Miscellaneous Revenue)	5.00	12-1-26	1,160,000	1,414,574
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-25	1,645,000	1,950,986
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-27	1,885,000	2,119,343
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12-1-20	3,450,000	3,461,385
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	12-1-19	790,000	977,499
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-25	1,000,000	1,225,160
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-26	1,000,000	1,217,660
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-21	850,000	1,054,893
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-22	610,000	763,690
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-23	270,000	335,310
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-23	600,000	729,390
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10-1-17	3,745,000	4,278,962
Johnston NC Memorial Hospital Authority (Health Revenue, AGM FHA Insured)	5.25	10-1-36	2,000,000	2,202,360
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-22	1,035,000	1,234,300
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-28	3,000,000	3,402,120
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-31	1,800,000	2,005,236
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured)	5.00	5-1-26	3,000,000	3,607,530
North Carolina Grant Anticipation (Miscellaneous Revenue) ±	4.00	3-1-23	2,000,000	2,259,420
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-21	1,700,000	2,047,582
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-21	2,810,000	3,018,277
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-28	5,070,000	5,414,507
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-29	2,000,000	2,300,460
North Carolina Medical Care Commission Health System (Health Revenue)	5.00	11-15-26	2,295,000	2,596,356
North Carolina Medical Care Commission Healthcare Facilities (Health Revenue)	5.00	1-1-18	500,000	571,545
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-20	1,095,000	1,111,020
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-27	1,000,000	1,025,300
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-31	2,000,000	2,046,840
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-36	1,500,000	1,532,865
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.50	6-1-15	2,365,000	2,396,242
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-33	1,000,000	1,045,980
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured)	5.38	10-1-14	1,700,000	1,704,216

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00%	1-1-21	$2,720,000	$3,262,558
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-30	1,550,000	1,737,829
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-25	3,540,000	4,057,654
North Carolina Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-28	1,500,000	1,755,540
North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	1-1-39	3,500,000	4,038,825
Orange Country NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-26	1,000,000	1,194,300
Raleigh Durham NC Airport Series C (Airport Revenue) ø	0.18	5-1-36	3,000,000	3,000,000
Raleigh NC Combined Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-36	4,300,000	4,814,624
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	6-1-22	1,000,000	1,083,450
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	2-1-17	5,000,000	5,063,300
Wilmington NC COP (Miscellaneous Revenue)	5.00	6-1-29	2,580,000	2,900,307

				107,424,129

Puerto Rico : 5.65%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	6,000,000	4,241,160
Puerto Rico Highway & Transportation Authority Highway Series AA-1 (Tax Revenue, AGM Insured)	4.95	7-1-26	1,765,000	1,908,812
Puerto Rico Municipal Finance Agency Series A (GO, AGM Insured)	5.25	8-1-14	1,500,000	1,504,530

				7,654,502

Tennessee : 2.45%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-26	1,020,000	1,130,884
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-21	2,000,000	2,185,200

				3,316,084

Texas : 1.36%
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	5.63	12-15-17	1,635,000	1,848,564

Virgin Islands : 5.23%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-19	3,500,000	4,126,500
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75	10-1-37	2,500,000	2,958,124

				7,084,624

Total Municipal Obligations (Cost $119,953,387)				130,827,243

	Yield		Shares
Short-Term Investments : 1.94%

Investment Companies : 1.94%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		2,635,161	2,635,161

Total Short-Term Investments (Cost $2,635,161)				2,635,161

2

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Total Investments in Securities (Cost $122,588,548)*	98.49%	133,462,404
Other Assets and Liabilities, Net	1.51	2,039,707

Total Net Assets	100.00%	$135,502,111

±	Variable rate investment
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $122,588,548 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,176,262
Gross unrealized depreciation	(302,406)

Net unrealized appreciation	$10,873,856

3

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$130,827,243	$0	$130,827,243

Short-term investments
Investment companies	2,635,161	0	0	2,635,161

	$2,635,161	$130,827,243	$0	$133,462,404

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 101.03%

Florida : 0.46%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.50%	10-1-30	$1,000,000	$1,039,530

Pennsylvania : 92.28%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-18	1,000,000	1,193,530
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.02	2-1-21	4,000,000	3,858,120
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-29	3,000,000	3,592,800
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	6-1-30	1,880,000	2,183,244
Allegheny County PA Series C-65 (GO)	5.50	5-1-24	4,675,000	5,584,334
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.97	5-1-37	2,495,000	2,495,000
Berks County PA Municipal Authority Reading Hospital Medical Center Project (Health Revenue)	1.68	11-1-39	2,000,000	2,006,960
Bethlehem PA Water Authority (Water & Sewer Revenue, AGM Insured)	5.00	11-15-16	1,500,000	1,606,635
Bucks County PA IDA Lane Charter School Project Series A (Miscellaneous Revenue) 144A	4.88	3-15-27	1,700,000	1,713,532
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-17	695,000	730,473
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-27	2,370,000	2,479,944
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-15	1,245,000	1,245,224
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-36	5,000,000	5,140,400
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-39	1,200,000	1,343,304
Dauphin County PA (GO, XLCA Insured)	5.00	11-15-22	1,000,000	1,135,800
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-25	3,680,000	3,685,704
Delaware County PA IDA Chester Community Charter School Series A (Miscellaneous Revenue)	5.00	8-15-20	1,795,000	1,678,110
Delaware Valley PA Regional Finance Authority MSTR Series SGC 62 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.24	6-1-27	500,000	500,000
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-28	4,390,000	5,289,423
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	7-1-17	2,000,000	2,312,440
Erie County PA Hospital Authority Health Facilities St. Mary’s Home Project Series 2008-B (Health Revenue, Bank of America NA LOC) ø	0.33	7-1-38	2,345,000	2,345,000
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-31	2,500,000	3,028,400
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Insured) ±	5.25	12-1-33	1,500,000	1,515,720
Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	5-1-24	1,280,000	1,281,920
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-14	1,130,000	1,159,188
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-15	1,085,000	1,108,393
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, NATL-RE, GO of Hospital Insured)	7.00	7-1-16	1,570,000	1,763,298
Lycoming County PA Education Authority Pennsylvania College of Technology Project (Education Revenue)	5.50	7-1-26	3,000,000	3,583,980
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-27	2,405,000	2,890,064

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00%	1-1-32	$880,000	$959,570
Monroeville PA Finance Authority (Health Revenue)	5.00	2-15-42	1,000,000	1,101,510
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-27	3,760,000	3,903,143
Montgomery County PA Higher Education and Health Authority Abington Men Hospital Project (Health Revenue)	5.00	6-1-31	2,000,000	2,272,460
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-22	6,000,000	6,405,600
Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-20	985,000	1,166,457
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	4.00	10-1-21	700,000	784,070
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	5.00	10-1-27	3,500,000	4,072,180
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	6-1-25	2,560,000	2,522,419
Northampton County PA Refunding Series B (Tax Revenue)	5.00	10-1-30	1,000,000	1,206,380
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.00	6-1-13	1,015,000	1,038,132
Pennsylvania EDFA 30th Street Station Garage Project (Transportation Revenue, ACA Insured)	5.80	6-1-23	3,515,000	3,589,940
Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue)	5.13	12-1-15	1,150,000	1,171,413
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-30	1,000,000	1,001,240
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, NATL-RE Insured)	5.88	11-15-21	1,130,000	1,130,678
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-24	3,070,000	3,230,008
Pennsylvania HEFAR Lasalle University Series A (Education Revenue)	5.25	5-1-27	5,250,000	5,626,793
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-20	1,410,000	1,515,806
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-31	3,000,000	3,334,950
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.25	10-1-43	1,380,000	1,550,720
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-32	1,500,000	1,729,140
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-30	500,000	578,305
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-32	500,000	573,255
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-42	1,000,000	1,121,260
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	7-15-24	2,000,000	2,052,760
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	7-15-36	4,500,000	4,635,945
Pennsylvania Housing Finance Agency Single Family Mortgage Series 106-B (Housing Revenue, GO of Agency Insured)	4.50	10-1-24	5,010,000	5,412,053
Pennsylvania Housing Finance Agency Single Family Mortgage Series 108-B (Housing Revenue)	4.50	10-1-24	1,825,000	1,998,375
Pennsylvania Housing Finance Agency Single Family Mortgage Series 112 (Housing Revenue)	5.00	4-1-28	4,685,000	5,110,726
Pennsylvania State Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, NATL-RE, FGIC Municipal Government Guaranteed) ¤	0.00	12-1-22	1,200,000	791,460
Pennsylvania State Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, NATL-RE, FGIC Municipal Government Guaranteed) ¤	0.00	12-1-23	3,790,000	2,354,841
Pennsylvania State University Series A (Education Revenue, GO of University Insured)	5.00	3-1-23	3,000,000	3,492,600
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-21	2,000,000	2,517,560
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12-1-31	2,000,000	2,173,660

2

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Insured)	6.25%	6-1-38	$10,000,000	$12,197,000
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue)	5.30	8-15-17	720,000	745,906
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue)	5.63	8-15-25	3,540,000	3,605,419
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11-15-20	2,000,000	2,097,420
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11-15-30	250,000	260,688
Philadelphia PA IDA Series A (Miscellaneous Revenue)	5.30	9-15-27	5,150,000	5,190,067
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	7.50	5-1-31	1,285,000	1,467,509
Philadelphia PA Municipal Authority Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-16	2,400,000	2,526,264
Philadelphia PA School District Refunding Series A (Tax Revenue, State Aid Withholding Insured)	5.00	6-1-24	1,425,000	1,643,253
Philadelphia PA School District Refunding Series C (Tax Revenue, State Aid Withholding Insured)	5.00	9-1-18	3,000,000	3,465,960
Philadelphia PA School District Refunding Series C (Tax Revenue, State Aid Withholding Insured)	5.00	9-1-21	1,395,000	1,613,569
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-31	3,000,000	3,400,680
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	12-1-25	2,500,000	2,620,325
Pittsburgh PA Series A (GO)	5.00	9-1-26	1,000,000	1,168,990
Saint Mary Hospital Authority Pennsylvania Catholic Health East Project Series B (Health Revenue)	5.00	11-15-16	975,000	1,044,947
Southeastern Pennsylvania Transportation Authority (Transportation Revenue)	5.00	6-1-28	4,000,000	4,643,360
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Education Revenue, AGM State Aid Withholding Insured)	5.00	9-15-26	875,000	1,015,814
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-31	5,000,000	5,839,250
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-20	1,005,000	1,220,110
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-27	2,600,000	2,697,990

				209,040,870

Puerto Rico : 2.43%
Puerto Rico Electric Power Authority LIBOR Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	6,000,000	4,241,160
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95	7-1-26	1,175,000	1,270,739

				5,511,899

South Carolina : 1.60%
Charleston SC Educational Excellence Finance Corporation (Miscellaneous Revenue) (h)	5.25	12-1-25	3,230,000	3,618,440

Tennessee : 1.39%
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-20	2,850,000	3,144,320

Virgin Islands : 2.87%
Virgin Islands PFA Senior Lien Series A (Tax Revenue)	5.00	10-1-29	2,000,000	2,160,060

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Security name		Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)		5.00%	10-1-25	$4,000,000	$4,336,400
					6,496,460

Total Municipal Obligations (Cost $213,826,262)					228,851,519

Short-Term Investments : 0.94%
		Yield		Shares
Investment Companies : 0.94%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		2,116,710	2,116,710
Total Short-Term Investments (Cost $2,116,710)					2,116,710
Total investments in securities (Cost $215,942,972)*	101.97%				230,968,229
Other assets and liabilities, net	(1.97)				(4,453,595)

Total net assets	100.00%				$226,514,634

±	Variable rate investment
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(h)	Underlying security in inverse floater structure
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $216,077,369 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,348,163
Gross unrealized depreciation	(457,303)

Net unrealized appreciation	$14,890,860

4

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Pennsylvania Tax- Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$228,851,519	$0	$228,851,519

Short-term investments

Investment companies	2,116,710	0	0	2,116,710

	$2,116,710	$228,851,519	$0	$230,968,229

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.69%

Alabama : 0.67%
Birmingham AL Airport Authority (Airport Revenue)	3.00%	7-1-13	$1,245,000	$1,264,526
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-38	15,395,000	15,393,922
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-14	5,840,000	6,126,510
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-15	2,890,000	3,094,814
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-13	4,000,000	4,171,680
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±	4.88	6-1-34	1,500,000	1,529,415
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	9-1-13	380,000	393,821
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±(s)(i)	5.00	7-1-37	3,245,000	1,950,213

				33,924,901

Alaska : 0.61%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured)	6.60	7-1-15	2,500,000	2,690,925
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	2,500,000	2,500,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	25,120,000	25,120,000
Alaska Student Loan Corporation Series A-2 (Education Revenue)	5.00	6-1-14	500,000	533,710

				30,844,635

Arizona : 1.28%
Arizona Department of Administration Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-13	1,750,000	1,828,295
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.18	2-1-42	20,615,000	20,427,404
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	7-1-15	4,225,000	4,491,682
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	7-1-14	4,590,000	4,923,555
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-15	2,300,000	2,386,871
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-24	18,525,000	18,852,152
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-32	1,875,000	1,888,500
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00	7-1-13	2,000,000	2,064,280
Pima County AZ IDA Constellation Schools Project (Miscellaneous Revenue)	6.38	1-1-19	2,660,000	2,794,037
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12-1-13	1,120,000	1,141,627
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-14	775,000	791,887
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20	7-1-13	1,220,000	1,233,103
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	7-1-14	1,386,000	1,414,552
White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue) (s)	6.25	12-31-12	600,747	387,320

				64,625,265

Arkansas : 0.00%
Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90	12-1-24	185,000	185,035

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
California : 9.76%
Alameda County CA COP CAB (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00%	6-15-14	$2,185,000	$2,029,450
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	9-1-14	1,570,000	1,539,935
Association of Bay Area Governments Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America NA LOC) ø	0.21	2-1-38	5,000,000	5,000,000
Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, RaboBank Nederland LOC) 144Aø	1.05	8-1-14	29,636,770	29,630,546
California DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-18	2,500,000	3,030,700
California Educational Facilities Authority Series 3067X (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	10-1-39	24,857,143	24,857,143
California HFFA Catholic Healthcare Series A (Health Revenue)	4.00	3-1-14	3,375,000	3,534,469
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-27	6,025,000	6,416,625
California HFFA Series 3239 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	11-15-31	25,000,000	25,000,000
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.43	8-1-37	53,925,000	52,760,759
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.38	2-1-39	10,000,000	10,059,800
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-38	5,000,000	5,134,850
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	1-1-14	875,000	877,424
California Refunding Series B (GO) ±	0.93	5-1-17	7,000,000	7,013,370
California Series B (GO) ±	1.08	5-1-18	6,000,000	6,014,160
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.73	8-1-27	33,890,000	33,890,000
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12-1-12	1,250,000	1,259,950
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-13	335,000	337,580
California Statewide CDA Kaiser Permanente Series C (Health Revenue) ±	5.00	11-1-29	6,000,000	6,961,320
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.20	10-1-15	475,000	481,617
Compton CA Unified School District Election of 2002 CAB Series D (Education Revenue, AMBAC Insured) ¤	0.00	6-1-17	3,570,000	3,042,461
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11-1-14	1,455,000	1,489,149
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12-1-13	940,000	958,828
Eureka CA Unified School District CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-18	5,690,000	4,779,941
Gilroy CA Unified School District BAN (GO)	5.00	4-1-13	1,210,000	1,239,560
Golden State Tobacco Securitization Corporation California Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00	6-1-13	5,575,000	5,688,284
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.63	6-1-47	31,160,000	31,160,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-41	35,100,000	36,721,620
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-41	17,700,000	18,864,837
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, FSA Insured) ø	0.83	7-15-26	27,645,000	27,645,000
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-13	6,715,000	6,724,468
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-14	800,000	847,904
Los Angeles CA Regional Airports Authority (Airport Revenue, AGM Insured)	5.00	1-1-15	1,120,000	1,216,622
Metropolitan Water District of Southern California Waterworks Series A-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-21	8,915,000	8,915,000
Metropolitan Water District of Southern California Waterworks Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-35	11,085,000	11,085,000
Monterey County CA COP Refinancing Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-13	800,000	820,792

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.94%	7-1-19	$18,025,000	$15,303,225
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-17	17,745,000	16,550,939
Oakland CA Unified School District (GO, NATL-RE, FGIC Insured)	5.00	8-1-16	3,030,000	3,349,453
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	5-1-14	870,000	880,205
Port of Oakland California Series N (Airport Revenue, NATL-RE Insured)	5.00	11-1-14	4,090,000	4,106,115
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	8-15-13	3,070,000	3,123,172
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.38	11-1-14	4,505,000	4,693,850
Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-14	1,135,000	1,177,744
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, FGIC Insured, Societe Generale LOC, Societe Generale LIQ) ø	0.28	12-1-35	9,000,000	9,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-16	1,730,000	1,864,058
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-14	4,310,000	4,553,731
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-15	4,525,000	4,946,051
San Francisco CA Building Authority Civic Center Project Series A (Miscellaneous Revenue)	5.00	12-1-13	1,000,000	1,051,050
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-14	790,000	813,463
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-15	2,515,000	2,694,370
San Jose CA Airport Authority Series A-1 (Airport Revenue)	3.50	3-1-14	1,000,000	1,035,670
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue)	6.00	8-1-15	3,090,000	3,359,201
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-16	7,900,000	8,236,698
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, NATL-RE Insured) ¤	0.00	8-1-15	500,000	484,440
Southern California Public Power Authority Southern Transmission Series A (Utilities Revenue, AGM Insured, Bank of America NA SPA) ø	0.27	7-1-21	11,050,000	11,050,000
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-15	1,915,000	2,056,595
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-14	1,000,000	1,056,540
Washington Township CA Health Care District Series A (Health Revenue)	6.50	8-1-13	750,000	784,080
Washington Township CA Health Care District Series A (Health Revenue)	6.50	8-1-14	1,000,000	1,094,790
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00	6-1-13	3,000,000	3,080,670

				493,375,274

Colorado : 0.19%
Colorado ECFA Twin Peaks Charter School (Education Revenue)	5.75	11-15-18	60,000	64,444
Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11-15-18	8,375,000	9,626,811

				9,691,255

Connecticut : 2.10%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-15	2,240,000	2,284,173
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-16	2,380,000	2,696,302
Connecticut Series A (GO) ±	0.71	4-15-16	5,000,000	5,006,350
Connecticut Series A (GO) ±	0.86	4-15-17	4,600,000	4,611,822
Connecticut Series A (GO) ±	0.95	5-15-17	17,000,000	17,000,000

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series A (GO) ±##	1.10%	5-15-18	$17,740,000	$17,740,000
Connecticut Series A (GO) ±	1.13	3-1-17	12,795,000	12,930,115
Connecticut Series A (GO) ±	1.38	3-1-18	13,500,000	13,690,890
Connecticut Series A (GO) ±	1.53	3-1-19	21,500,000	21,744,455
Connecticut Series C (GO) ±	0.83	5-15-16	5,000,000	5,040,200
Connecticut Series D (GO) ±%%	1.00	9-15-17	1,500,000	1,505,400
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-14	1,655,000	1,661,157
Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	6-15-15	305,000	307,220

				106,218,084

District of Columbia : 2.44%
District of Columbia (Tax Revenue)	0.20	10-1-12	52,120,000	52,120,000
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12-1-12	2,900,000	2,912,818
District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00	10-1-12	1,980,000	1,980,752
District of Columbia HFA Series B (Housing Revenue)	5.63	6-1-35	375,000	376,778
District of Columbia Income Tax Secured Refunding Series E (Tax Revenue) ±	0.93	12-1-17	13,000,000	13,001,300
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	11-1-42	18,200,000	18,200,000
District of Columbia Series 3164 (Tax Revenue) 144Aø	0.25	4-1-43	14,760,000	14,760,000
District of Columbia Water & Sewer Authority Public Utility District Series 3058X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	10-1-39	9,130,000	9,130,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.76	10-1-40	11,000,000	11,001,650

				123,483,298

Florida : 6.48%
Boynton Beach FL Utility System Refunding (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	11-1-12	140,000	140,445
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.83	6-1-14	31,000,000	31,265,670
Citrus County FL COP (Miscellaneous Revenue, Assured Guaranty Insured)	4.00	4-1-13	2,170,000	2,202,724
Collier County FL IDA Redlands Christian Migrant (Education Revenue, Bank of America NA LOC) ø	0.40	12-1-26	3,100,000	3,100,000
Cooper City FL Utility System CAB (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	10-1-13	390,000	362,439
Emerald Coast FL Utilities Authority Series B (Utilities Revenue, NATL-RE, IBC, FGIC Insured)	6.25	1-1-13	1,000,000	1,013,290
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE, FGIC Insured)	6.25	1-1-15	1,290,000	1,366,755
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, AMBAC Insured)	5.00	3-1-14	1,000,000	1,051,730
Florida Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.50	6-15-21	2,000,000	2,180,120
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	3.00	12-1-20	8,575,000	8,591,207
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-20	540,000	557,588
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-20	1,135,000	1,173,477
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.30	12-1-15	100,000	100,311
Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12-1-20	2,050,000	2,130,299
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-20	1,070,000	1,073,873
Halifax FL Hospital Medical Center Series A (Health Revenue)	5.25	6-1-16	1,000,000	1,119,600

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Highlands County FL Health Facilities Authority Health Series I (Health Revenue)	4.50%	11-15-15	$4,625,000	$5,151,464
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-13	1,000,000	1,030,280
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-15	3,365,000	3,636,286
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-16	7,325,000	8,099,179
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.25	10-1-15	2,790,000	2,975,284
Jacksonville FL Sales Refunding (Tax Revenue)	5.00	10-1-17	2,000,000	2,341,800
Jacksonville FL IDR University of Florida Health Science Center (Miscellaneous Revenue) ø	0.19	7-1-19	1,900,000	1,900,000
Lakeland FL Energy System Revenue (Utilities Revenue) ±	1.28	10-1-14	42,000,000	42,133,140
Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10-1-14	3,000,000	3,220,560
Manatee County FL HFA Single Family Sub Series 2 (Housing Revenue, GNMA Insured)	6.50	11-1-23	80,000	81,316
Marion County FL School Board Series B (Lease Revenue, AMBAC Insured)	5.00	6-1-14	325,000	345,443
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-15	1,000,000	1,040,080
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-16	1,500,000	1,563,870
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-17	1,750,000	1,902,005
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.37	8-1-26	9,600,000	9,600,000
Miami FL Refunding Homeland Defense (Tax Revenue)	5.00	1-1-17	5,000,000	5,557,350
Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	4.00	6-1-13	1,055,000	1,075,098
Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	5.00	6-1-14	1,095,000	1,157,776
Miami-Dade County FL Aviation Series C (Airport Revenue, NATL-RE Insured)	5.25	10-1-14	1,000,000	1,003,280
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-16	1,000,000	1,136,150
Miami-Dade County FL Expressway Authority (Transportation Revenue, Assured Guaranty Insured, CitiBank NA LIQ) 144Aø	0.40	7-1-18	3,500,000	3,500,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-13	480,000	491,746
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-14	500,000	522,335
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-15	615,000	654,827
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A-2 (Health Revenue, NATL-RE Insured) ±	4.55	8-1-46	1,850,000	1,898,970
Miami-Dade County FL IDA Dolphins Stadium Project Series C (IDR) ø	3.08	7-1-32	1,000,000	1,000,000
Miami-Dade County FL IDA Dolphins Stadium Project Series D (IDR) ø	3.08	7-1-32	17,000,000	17,000,000
Miami-Dade County FL School Board COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	5-1-16	1,400,000	1,586,984
Miami-Dade County FL School Board COP (Miscellaneous Revenue) ±	5.00	5-1-32	17,000,000	18,742,160
Miami-Dade County FL School Board COP (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.25	10-1-15	4,000,000	4,304,560
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-21	18,375,000	20,577,428
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-16	8,598,147	8,911,980
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10-1-12	1,165,000	1,165,315
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10-1-13	1,000,000	1,032,220
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-14	1,710,000	1,834,317
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-15	1,905,000	2,101,882
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-13	1,450,000	1,509,233
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-14	1,000,000	1,071,660

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Orange County FL IDA Various Central Florida Kidney Centers (Health Revenue) ø	0.37%	12-1-20	$1,000,000	$1,000,000
Orange County FL School Board COP Series A (Education Revenue)	5.00	8-1-13	655,000	680,394
Orange County FL School Board COP Series A (Education Revenue)	5.00	8-1-14	3,000,000	3,245,700
Orange County FL School Board COP Series A (Education Revenue)	5.00	8-1-15	3,500,000	3,909,535
Orange County FL School Board COP Series A (Education Revenue)	5.00	8-1-16	600,000	688,878
Polk County FL School Board COP Series A (Education Revenue, AGM Insured)	3.00	1-1-14	535,000	548,343
Polk County FL School Board COP Series A (Education Revenue, AGM Insured)	3.00	1-1-15	1,935,000	2,013,232
Polk County FL School Board COP Series B (Education Revenue, AGM Insured)	3.00	1-1-15	1,235,000	1,284,931
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20	7-1-17	755,000	786,484
Seminole Tribe Florida Gaming Division Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-17	1,400,000	1,470,014
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-14	835,000	868,634
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-15	920,000	1,000,187
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Transportation Revenue)	4.00	6-15-17	14,865,000	16,113,660
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Transportation Revenue)	4.00	6-15-18	5,695,000	6,171,216
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-1-13	2,600,000	2,577,380
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	6-1-14	1,645,000	1,596,094
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-14	2,780,000	2,895,843
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-15	4,835,000	5,192,983
Sunshine FL Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-16	2,865,000	3,220,518
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-12	2,000,000	2,000,800
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-13	1,000,000	1,047,230
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-15	2,500,000	2,830,675
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-15	12,905,000	14,149,816
Volusia County FL School Board (Tax Revenue, NATL-RE Insured)	5.00	10-1-16	1,000,000	1,064,980
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-16	10,000,000	11,178,700

				327,821,733

Georgia : 0.99%
Atlanta GA Airport Revenue ROC Series R-11893 (Airport Revenue, AGM Insured, CitiBank NA LIQ) 144Aø	0.38	1-1-26	10,000,000	10,000,000
Atlanta GA Water & Wastewater System Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.50	11-1-12	8,500,000	8,540,120
Dalton GA School District Equipment Lease Purchase (GO)	4.20	8-1-13	412,735	416,660
Dalton GA School District Lease Number Series B (GO)	4.20	8-1-13	152,857	153,172
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-14	1,495,000	1,612,402
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue)	5.00	7-1-17	3,420,000	3,553,106
Georgia Environmental Loan Acquisition Corporation Local Water Authority (Miscellaneous Revenue)	2.40	3-15-16	45,000	46,610
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-17	6,540,000	7,165,616
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-18	3,050,000	3,386,110
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-17	3,285,000	3,554,633
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-16	3,147,204	3,201,525

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Pike County GA School District (GO, AMBAC State Aid Withholding Insured)	5.70%	2-1-16	$820,000	$877,753
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-13	2,000,000	2,087,600
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-14	3,000,000	3,241,140
Putnam County GA School District (Education Revenue)	4.20	3-1-13	47,603	47,700
Richmond County GA Development Authority (IDR)	5.15	3-1-15	2,000,000	2,181,440

				50,065,587

Guam : 0.09%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-15	410,000	421,611
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-14	1,845,000	1,912,785
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13	11-1-15	750,000	796,260
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-12	500,000	503,800
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-15	980,000	999,071
				4,633,527

Hawaii : 0.31%
Hawaii Harbor Systems Series A (Airport Revenue, AGM Insured)	5.00	1-1-13	645,000	652,766
Hawaii Pacific Health Special Purpose Revenue Various Department Budget and Finance Series 2004B (Miscellaneous Revenue) ø	0.22	7-1-33	15,000,000	15,000,000

				15,652,766

Idaho : 0.00%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-38	230,000	232,910

Illinois : 9.17%
Chicago IL Board of Education Dedicated Series C-1 (GO) ±	1.13	3-1-32	39,000,000	39,046,800
Chicago IL Board of Education Dedicated Series C-2 (GO) ±	1.28	3-1-32	33,000,000	33,049,170
Chicago IL Charter School Project (Miscellaneous Revenue)	4.50	12-1-12	600,000	602,664
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12-1-14	360,000	379,393
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	7-1-13	2,580,000	2,660,831
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	7-1-14	2,265,000	2,421,262
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00	7-1-17	7,100,000	8,058,145
Chicago IL Motor Fuel Tax (Tax Revenue, AMBAC Insured)	5.38	1-1-14	645,000	664,608
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-17	2,265,000	2,635,577
Chicago IL Prerefunded Series A (GO, NATL-RE Insured)	5.38	1-1-13	495,000	501,613
Chicago IL Series A2 (GO, AMBAC Insured)	5.50	1-1-18	10,300,000	12,066,347
Chicago IL Transit Authority Capital Grant Receipts Federal Transit Administration Series 5307-B (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-13	2,430,000	2,501,904
Chicago IL Transit Authority Capital Grants Receipts Unrefunded Federal Transit Administration Series 5307-B (Miscellaneous Revenue, AMBAC Insured)	5.00	6-1-17	3,065,000	3,481,227
Chicago IL Unrefunded Series A (GO, NATL-RE Insured)	5.38	1-1-13	305,000	309,026
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, FSA-CR, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.73	1-1-22	9,955,000	9,955,000
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-14	1,335,000	1,381,098
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-15	2,725,000	2,886,538
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.00	12-15-12	380,000	381,813
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.00	12-15-13	4,195,000	4,297,778
Cook & Will County IL High School District 206 (GO, Assured Guaranty Insured)	4.50	12-15-14	2,540,000	2,668,016
Cook County IL Series A (GO, NATL-RE Insured)	6.25	11-15-12	2,000,000	2,015,820
Illinois (GO)	5.00	9-1-16	10,000,000	10,761,300

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois (GO)	5.00%	9-1-15	$1,885,000	$2,028,505
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-14	4,500,000	4,702,680
Illinois Development Finance Authority Adventist Health System (Health Revenue, NATL-RE Insured) ±	5.50	11-15-13	200,000	210,044
Illinois Educational Facilities Authority Augustana College Project Series A (Education Revenue)	5.00	10-1-14	1,000,000	1,000,390
Illinois Educational Facilities Authority Field Museum National History Project (Education Revenue, Bank of America NA LOC, GO of Corporation Insured) ø	0.29	11-1-32	13,900,000	13,900,000
Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue) ±	4.38	11-1-38	3,500,000	3,696,490
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-42	4,000,000	4,097,720
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-13	670,000	680,318
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-14	655,000	679,929
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-15	555,000	587,906
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-13	8,000,000	8,177,600
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-14	3,250,000	3,399,565
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-15	900,000	952,569
Illinois Finance Authority Xavier University (Education Revenue, Bank of America NA LOC) ø	0.22	10-1-33	6,645,000	6,645,000
Illinois First Series (GO, AGM Insured)	5.38	12-1-14	5,000,000	5,045,250
Illinois First Series (GO, AGM Insured)	5.50	5-1-15	4,500,000	5,018,490
Illinois HFA Hospital Sisters Services Series A (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.30	12-1-23	3,400,000	3,400,000
Illinois HFA Lake Forest Hospital Project Series A (Health Revenue)	6.25	7-1-22	3,000,000	3,012,660
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-28	3,035,000	3,243,201
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-16	1,800,000	1,886,238
Illinois Refunding (Tax Revenue)	5.00	1-1-18	1,500,000	1,729,170
Illinois Riverside Health Systems (HCFR, LaSalle National Bank NA LOC) ø	0.20	11-1-19	8,900,000	8,900,000
Illinois Series 2010 (GO)	5.00	1-1-16	11,225,000	12,534,172
Illinois Series 2012 (GO)	5.00	8-1-17	10,000,000	11,533,300
Illinois Series 2012 (GO)	5.00	8-1-19	4,625,000	5,408,845
Illinois Series A (GO)	3.00	1-1-18	2,050,000	2,153,894
Illinois Series A (GO)	4.00	1-1-16	10,470,000	11,358,380
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-33	66,200,000	66,200,000
Illinois Toll Highway Authority Series A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.26	1-1-31	25,000,000	25,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-16	5,200,000	6,125,080
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-20	10,000,000	10,522,100
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-17	4,500,000	5,285,520
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-18	15,000,000	17,584,350
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-19	8,500,000	9,502,065
Illinois Unrefunded Balance (GO)	5.00	10-1-16	3,200,000	3,333,472
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-15	500,000	525,770
Lake County IL Community Consolidated School District (GO, NATL-RE Insured)	8.70	1-1-16	1,075,000	1,245,807
Lake County IL Forest Preservation District Series A (GO) ±	0.71	12-15-16	1,925,000	1,912,911
Metropolitan Pier & Exposition Authority CAB McCormick Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-17	6,000,000	5,296,920
Regional Transportation Authority Illinois Various Refunding Series B (Tax Revenue, GO of Authority Insured) ±	0.60	6-1-25	16,530,000	16,530,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-14	1,565,000	1,633,062
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-15	1,090,000	1,160,872

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00%	4-1-16	$635,000	$691,217
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	8-15-13	5,800,000	5,963,212
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00	8-15-14	6,275,000	6,627,028
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-16	855,000	927,632
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-17	635,000	698,424
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-14	925,000	961,260
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-15	1,800,000	1,920,258
Winnebago & Boone Counties IL School Districts #205 Rockford (GO, AMBAC Insured)	5.00	2-1-14	1,250,000	1,306,088
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-15	500,000	475,850
Winnebago County IL School District #122 Harlem-Loves Park Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-14	1,290,000	1,274,069
Winnebago County IL School District #122 Harlem-Loves Park Unrefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-14	2,310,000	2,264,424

				463,675,637

Indiana : 2.65%
Boone County IN Redevelopment District BAN (Tax Revenue)	4.00	5-15-13	4,325,000	4,330,493
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	2-1-13	2,150,000	2,176,424
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	8-1-13	2,000,000	2,059,820
Indiana Development Finance Authority Revenue Educational Facilities Industry Museum of Art (Education Revenue) ø	0.19	2-1-39	15,000,000	15,000,000
Indiana Education Facilities Authority CAB (Education Revenue, NATL-RE Insured) ¤	0.00	2-1-15	400,000	377,588
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	3-1-14	1,810,000	1,889,278
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-15	1,895,000	2,033,411
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.50	11-15-31	70,710,000	71,835,703
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-13	680,000	686,215
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-14	1,000,000	1,030,630
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-15	1,230,000	1,289,348
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20	6-1-13	4,500,000	4,605,165
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-15	600,000	623,736
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-16	300,000	312,498
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±	4.88	2-1-35	10,000,000	10,228,500
University of Southern Indiana Auxiliary System (Education Revenue, AMBAC Insured)	5.50	10-1-15	3,855,000	3,869,765
Zionsville IN Community Schools Building Corporation Floaters Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.50	1-15-25	11,450,000	11,450,000

				133,798,574

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 0.22%
Iowa Finance Authority Health Facilities (Health Revenue, Assured Guaranty Insured)	3.13%	8-15-14	$1,000,000	$1,038,150
Iowa Student Loan Liquidity Corporation Senior Series A-1 (Education Revenue)	4.40	12-1-18	4,915,000	5,446,115
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12-1-13	4,300,000	4,452,392

				10,936,657

Kansas : 0.54%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-23	12,500,000	12,755,500
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	9-1-35	5,000,000	5,105,350
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-13	250,000	256,785
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-14	650,000	676,774
Olathe KS Recreational Facilities Various YMCA (Health Revenue) ø	0.22	11-1-18	2,555,000	2,555,000
Wichita KS Facilities Improvement Series III A (Health Revenue)	5.00	11-15-13	1,750,000	1,837,903
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11-15-13	2,280,000	2,394,524
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series B (Tax Revenue)	5.00	12-1-20	1,475,000	1,565,019

				27,146,855

Kentucky : 0.55%
Allen County KY Camp Courageous Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	12-1-25	15,000,000	15,000,000
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	2-1-14	1,000,000	1,038,410
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-14	1,230,000	1,235,289
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-15	2,710,000	2,720,786
Kentucky EDFA Saint Elizabeth Series A (Health Revenue)	4.00	5-1-13	1,500,000	1,528,365
Louisville & Jefferson Counties KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (Utilities Revenue) ±	5.63	6-1-33	1,000,000	1,008,670
Louisville & Jefferson Counties KY Metro Sewer District Series B (Water & Sewer Revenue)	4.00	5-15-13	5,360,000	5,482,905

				28,014,425

Louisiana : 3.09%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-19	28,000,000	28,951,720
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.96	2-1-46	46,000,000	46,006,440
England LA Sub District # 1 (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	8-15-13	1,130,000	1,170,398
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.93	5-1-43	40,500,000	40,572,495
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-13	1,500,000	1,547,460
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-14	1,500,000	1,591,875
Louisiana PFA Christus Health Series C-3 (Health Revenue, AGM Insured)	5.00	7-1-13	4,445,000	4,584,795
Louisiana PFA Hospital Franciscan Series B (Health Revenue)	5.00	7-1-13	2,830,000	2,908,051
Louisiana Public Facilities Authority Revenue Nineteenth Judicial District Court (Tax Revenue)	5.00	6-1-16	1,000,000	1,122,190
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-15	1,120,000	1,183,549
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-15	1,000,000	1,092,150
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-15	1,845,000	2,015,017

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
New Orleans LA Master Lease (GO) (i)	5.25%	1-1-18	$15,419,798	$16,336,197
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Airport Revenue, NATL-RE Insured)	5.25	8-15-13	395,000	396,469
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-17	3,135,000	3,441,885
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-18	3,245,000	3,577,418

				156,498,109

Maine : 0.16%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-14	3,135,000	3,259,303
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.63	12-1-13	2,905,000	3,006,326
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.95	12-1-14	1,860,000	1,984,546

				8,250,175

Maryland : 1.88%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.70	12-1-17	5,000,000	5,000,000
Baltimore MD Consolidated Public Improvement Series A (GO, AGM Insured) ±(n)(m)	0.25	10-15-20	12,635,000	11,718,963
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) ±(n)(m)	0.30	10-1-22	26,000,000	23,660,000
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.98	5-15-38	22,500,000	22,500,225
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.98	5-15-38	19,500,000	19,500,195
Maryland HEFA (Health Revenue) ±	1.30	5-15-42	12,500,000	12,615,500

				94,994,883

Massachusetts : 2.13%
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue, GO of Institution Insured)	5.00	7-1-15	1,000,000	1,087,400
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-41	2,665,000	2,731,305
Massachusetts Development Finance Agency Various Brooksby Village Incorporated Project (Health Revenue, LaSalle Bank NA LOC) ø	0.19	7-1-32	25,000,000	25,000,000
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	1-1-13	2,915,000	2,924,357
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	1-1-14	2,490,000	2,537,708
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-15	2,065,000	2,150,202
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11-15-13	1,680,000	1,761,446
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-15	700,000	749,630
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) ±	1.06	7-1-38	40,000,000	39,529,600
Massachusetts Municipal Securitization Trust Receipts Class A (GO, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.24	5-1-37	7,845,000	7,845,000
Massachusetts Series A (GO) ±	0.70	9-1-16	4,000,000	3,999,960
Massachusetts Series A (GO) ±	0.71	2-1-14	12,070,000	12,074,949
Massachusetts Series A (GO) ±	0.84	2-1-15	3,350,000	3,350,000
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAC-TCR, GO of Authority Insured)	5.25	12-1-15	1,840,000	1,978,810

				107,720,367

Michigan : 3.31%
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	4-1-13	4,500,000	4,441,365

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI City School District (GO, AGM, Small Business Lending Fund Insured)	5.00%	5-1-14	$1,150,000	$1,221,507
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC Small Business Lending Fund Insured)	5.00	5-1-13	2,750,000	2,818,310
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.50	5-1-30	14,985,000	14,985,000
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	9-30-13	3,320,000	3,440,815
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-15	1,120,000	1,175,944
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-16	2,470,000	2,641,369
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-17	3,975,000	4,224,511
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-18	1,450,000	1,615,402
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-14	5,000,000	5,268,000
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	7-1-13	2,900,000	2,991,669
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	7-1-16	1,000,000	1,113,210
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-16	12,535,000	13,930,271
Detroit MI Sewer Disposal System Refunding Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.50	7-1-13	450,000	464,225
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	6.00	7-1-14	685,000	737,841
Detroit MI Water & Sewerage Disposal System Deutsche Bank Spears/Lifers Series 1084x (Water & Sewer Revenue) 144Aø	0.50	1-1-20	9,000,000	9,000,000
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-14	1,420,000	1,505,768
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-15	1,000,000	1,081,640
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.50	7-1-15	1,720,000	1,864,669
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-13	6,405,000	6,602,466
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-17	1,455,000	1,625,904
Detroit MI Water Supply System Series B (Water & Sewer Revenue, NATL-RE Insured) ±	4.25	7-1-16	1,000,000	1,090,910
Detroit MI Water Supply System Series B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-17	1,400,000	1,551,830
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	7-1-13	1,235,000	1,269,395
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	7-1-18	5,000,000	5,342,100
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-16	1,000,000	1,021,750
Detroit MI Water Supply System Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-13	1,265,000	1,294,981
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-15	1,250,000	1,351,913
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-16	1,100,000	1,206,139
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-17	1,100,000	1,216,820
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-17	1,195,000	1,245,441
Huron Valley MI School District (GO, NATL-RE, Small Business Lending Fund Insured)	5.00	5-1-15	2,965,000	3,289,964
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±	5.25	1-15-47	3,000,000	3,169,350
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-14	16,070,000	17,054,448
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-17	800,000	860,304
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-16	1,575,000	1,746,392
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-17	1,500,000	1,680,615

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00%	5-15-13	$1,435,000	$1,474,419
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-15	1,000,000	1,109,550
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-17	2,995,000	3,202,074
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	5-1-15	990,000	1,024,115
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-13	275,000	279,230
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-16	415,000	442,664
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-13	225,000	229,941
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-12	1,425,000	1,430,045
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12-1-14	3,555,000	3,730,830
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	5-1-14	80,000	80,727
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-13	300,000	304,614
Michigan State Building Authority Series I (Miscellaneous Revenue, AGM Insured)	5.25	10-15-14	2,500,000	2,622,975
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±	3.05	8-1-24	4,000,000	4,014,240
Michigan State Strategic Fund Obligation Dow Chemical B-2 (IDR)	6.25	6-1-14	6,000,000	6,524,460
Wayne County MI Airport Authority (Airport Revenue)	4.00	12-1-13	5,000,000	5,174,000
Wayne County MI Airport Authority (Airport Revenue)	5.00	12-1-15	1,290,000	1,450,334
Wayne County MI Airport Authority (Airport Revenue, AGC-ICC, MBIA-RE, FGIC Insured)	5.00	12-1-15	1,110,000	1,236,485
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12-1-12	1,500,000	1,509,135
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE, FGIC Insured)	5.00	12-1-13	3,365,000	3,490,178
Western Townships MI Utilities Authority Sewage Disposal Systems (GO)	4.00	1-1-13	1,075,000	1,084,611

				167,556,865

Minnesota : 0.67%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-17	1,215,000	1,315,553
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-12	500,000	501,965
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-13	515,000	527,932
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-14	530,000	553,272
Duluth MN Seaway Port Authority Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	5-1-13	900,000	916,866
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-14	1,200,000	1,269,444
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-15	750,000	812,670
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-15	600,000	667,842
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(n)(m)	0.26	11-15-17	8,900,000	8,254,750
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11-15-13	1,935,000	2,027,532
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured)	5.50	5-15-16	2,200,000	2,228,996

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75%	2-15-15	$14,455,000	$14,821,868

				33,898,690

Mississippi : 0.14%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	5-1-14	1,860,000	1,877,949
Mississippi Various Refunding Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.71	9-1-17	5,000,000	5,000,150

				6,878,099

Missouri : 0.68%
Jackson County MO Special Obligation (Tax Revenue, NATL-RE Insured)	5.50	12-1-15	2,865,000	2,890,699
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.25	4-1-13	500,000	507,385
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-38	2,000,000	2,048,740
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) ±	5.25	7-1-17	1,100,000	1,121,890
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-14	1,295,000	1,361,939
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-15	1,380,000	1,504,241
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-16	1,910,000	2,149,056
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	6-1-13	2,145,000	2,215,785
St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE, FGIC Insured)	6.00	7-1-13	565,000	584,154
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-15	1,000,000	1,090,080
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-16	1,000,000	1,117,750
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.50	7-1-26	17,945,000	17,945,000

				34,536,719

Montana : 0.00%
Montana Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12-1-13	125,000	128,458

Nebraska : 0.26%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-14	2,000,000	2,121,140
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-15	10,560,000	11,259,072

				13,380,212

Nevada : 0.55%
Clark County NV Airport (Airport Revenue, Citibank NA LIQ) 144Aø	0.38	1-1-18	11,250,000	11,250,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	7-1-13	2,000,000	2,068,180
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-15	4,365,000	4,941,660
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-16	4,595,000	5,365,673
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	6-1-13	1,225,000	1,257,205
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-14	1,260,000	1,273,759
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-15	1,520,000	1,544,974

				27,701,451

New Hampshire : 0.10%
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-27	4,645,000	4,925,047

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 6.50%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.63%	12-1-29	$2,705,000	$2,716,632
Hudson County NJ COP (Miscellaneous Revenue, NATL-RE Insured)	6.25	6-1-16	2,000,000	2,285,840
New Jersey EDA Cigarette Tax Radian IBCC (Tobacco Revenue, Radian, IBC Insured)	5.38	6-15-14	3,500,000	3,803,625
New Jersey EDA Cigarette Tax Radian IBCC (Tobacco Revenue, Radian, IBC Insured)	5.38	6-15-15	8,325,000	9,449,458
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-16	10,000,000	11,237,400
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-17	18,520,000	21,027,423
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-16	2,190,000	2,368,441
New Jersey EDA School Facilities Construction Notes (Education Revenue) ±%%	1.00	2-1-17	20,000,000	19,999,800
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.98	2-1-18	39,000,000	39,906,750
New Jersey HEFAR Student Loan Series 1-A (Education Revenue)	4.75	12-1-29	445,000	461,963
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12-1-29	7,965,000	8,075,873
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11-15-13	2,000,000	2,082,060
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12-1-13	10,340,000	10,658,575
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12-1-13	5,000,000	5,271,200
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-13	1,285,000	1,320,402
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-14	5,555,000	5,909,353
New Jersey PFOTER Series 4716 (Tax Revenue, NATL-RE, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.75	9-1-27	25,000,000	25,000,000
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.85	12-15-22	38,105,000	38,105,000
New Jersey State Turnpike Authority Series C-1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.41	1-1-24	35,000,000	35,000,000
New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE, FGIC Insured) ø	0.25	1-1-18	46,600,000	46,600,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-14	2,500,000	2,629,650
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-15	1,000,000	1,073,670
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.63	6-1-29	18,565,000	18,565,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	9-15-16	5,105,000	5,670,277
New Jersey Transit Corporation Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	9-15-15	1,000,000	1,121,430
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-15	1,450,000	1,545,541
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-16	560,000	610,870
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-16	1,070,000	1,167,199
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	1-1-17	3,455,000	3,806,132
North Jersey District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25	7-1-15	1,000,000	1,025,110

				328,494,674

New Mexico : 0.66%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-14	1,250,000	1,323,025
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-15	875,000	945,726
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	1.02	12-1-28	7,260,000	7,223,410

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA, FNMA Insured)	5.60%	1-1-39	$655,000	$705,998
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA, FNMA, FHLMC Insured)	4.05	7-1-26	225,000	225,956
University of New Mexico Various Refunding Subordinated Lien Systems Series B (Education Revenue) ø	0.19	6-1-26	22,820,000	22,820,000

				33,244,115

New York : 12.11%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE, FGIC Insured)	6.00	7-1-13	355,000	367,943
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	4.00	7-1-13	1,295,000	1,322,571
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-14	1,085,000	1,156,892
Liberty Development Corporation New York Series 1207 (Tax Revenue) 144Aø	0.35	10-1-35	5,000,000	5,000,000
Liberty Development Corporation New York Series 1251 (Tax Revenue) ø	0.35	10-1-35	7,914,000	7,914,000
Long Island NY Power Authority Series A1 (Utilities Revenue, Bayerische Landesbank LOC) ø	0.30	5-1-33	10,000,000	10,000,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-29	28,505,000	28,505,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-29	30,950,000	30,950,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.40	12-1-29	15,140,000	15,140,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-29	12,500,000	12,500,000
Metropolitan Transportation Authority New York Sub Series B-3 (Tax Revenue) ±	1.08	11-1-18	32,600,000	32,677,588
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ø	0.25	11-1-35	21,200,000	21,200,000
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-14	4,010,000	4,187,082
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-15	5,030,000	5,418,819
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.88	1-1-16	3,830,000	4,245,210
New York City NY Adjusted Fiscal 2008 Sub Series J-11 (GO, KBC Bank NV SPA) ø	0.25	8-1-27	22,000,000	22,000,000
New York City NY Adjusted Fiscal 2008 Sub Series J-5 (GO, Dexia Credit Local SPA) ø	0.27	8-1-28	4,700,000	4,700,000
New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue) ±	2.00	5-1-45	13,000,000	13,124,280
New York City NY IDA Refunding Senior Trips Series A (Miscellaneous Revenue)	5.00	7-1-16	2,250,000	2,440,395
New York City NY IDA Refunding Senior Trips Series A (Miscellaneous Revenue)	5.00	7-1-17	2,000,000	2,188,220
New York City NY IDAG Yankee Stadium CAB (Miscellaneous Revenue, Assured Guaranty Insured) ¤	0.00	3-1-13	2,755,000	2,747,396
New York City NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA-3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-32	3,000,000	3,000,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-32	29,800,000	29,800,000
New York City NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.28	6-15-33	16,915,000	16,915,000
New York City NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.40	11-1-22	23,500,000	23,500,000
New York City NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.27	8-1-23	20,000,000	20,000,000
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	1.03	5-1-18	12,870,000	12,760,734

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority Revenues Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00%	7-1-16	$1,800,000	$1,805,832
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-14	1,200,000	1,283,988
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	3-15-15	19,500,000	19,837,545
New York Local Government Assistance Corporation Series A-9V (Tax Revenue, AGM GO of Corporation Insured) ±(n)(m)	0.05	4-1-17	39,500,000	37,722,500
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.27	11-1-26	13,880,000	13,880,000
New York NY Sub Series F-2 (GO) ±	4.40	12-15-17	19,720,000	20,620,415
New York NY Sub Series J-7 (GO, Landesbank Baden-Wuerttemberg LOC) ø	0.65	8-1-21	17,295,000	17,295,000
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.28	4-1-35	52,900,000	52,900,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-17	6,500,000	7,697,690
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-13	14,000,000	14,050,540
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) ±	5.63	11-15-24	7,250,000	7,298,358
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE, FGIC Insured)	5.25	10-1-15	685,000	709,776
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Loan Insured) 144A	4.50	7-1-22	12,844,664	13,770,507
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Loan Insured) 144A	4.50	7-1-22	5,427,310	5,790,126
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-35	10,450,000	10,585,014
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-16	1,000,000	1,131,730
Suffolk County NY Series B (GO)	4.00	10-1-15	1,000,000	1,078,330
Syracuse NY Public Improvement Series B (GO, Assured Guaranty Insured)	4.00	4-15-14	850,000	890,877
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B (Transportation Revenue) ±	0.80	1-1-32	31,200,000	31,218,720
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-15	2,000,000	2,242,360
Westchester County NY Healthcare Corporation Series B (Health Revenue)	4.00	11-1-14	1,700,000	1,792,582
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11-1-14	4,815,000	5,176,173
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11-1-15	3,000,000	3,319,200
Yonkers NY IDA Series A (GO)	5.00	10-1-14	1,500,000	1,602,780
Yonkers NY IDA Series A (GO)	5.00	10-1-15	2,295,000	2,515,664
Yonkers NY IDA Series A (GO)	5.00	10-1-16	2,000,000	2,241,480

				612,218,317

North Carolina : 0.67%
New Hanover County NC Regional Medical Center Series 2005 B-2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.30	10-1-23	3,910,000	3,910,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE, IBC Insured)	7.00	1-1-13	1,105,000	1,120,658
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue) %%	5.00	1-1-16	5,000,000	5,672,300
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue) %%	5.00	1-1-17	10,000,000	11,586,300
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) ±	5.75	12-1-36	11,195,000	11,766,169

				34,055,427

North Dakota : 0.12%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-15	4,115,000	4,450,990

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
North Dakota (continued)
Ward County ND HCFA (Health Revenue)	5.25%	7-1-15	$1,375,000	$1,481,618

				5,932,608

Ohio : 1.85%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-14	2,175,000	2,301,824
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-15	5,245,000	5,526,604
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-15	1,640,000	1,778,072
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-16	1,705,000	1,947,451
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured)	3.00	12-1-16	3,690,000	3,870,810
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-15	1,625,000	1,706,543
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) ±	5.25	10-1-38	5,500,000	5,776,760
Montgomery County OH Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured)	5.38	11-15-15	2,650,000	2,667,596
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-38	2,000,000	2,062,040
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-23	34,300,000	34,523,979
Ohio Air Quality Development Authority First Energy Series A (IDR)	5.70	2-1-14	2,500,000	2,636,275
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00	1-1-13	1,750,000	1,766,065
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00	1-15-13	150,000	151,565
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	1-15-14	1,750,000	1,842,120
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-39	2,050,000	2,248,030
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.43	7-1-16	10,000,000	10,007,100
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.63	7-1-21	3,300,000	3,317,655
Princeton OH School District MSTR (GO, NATL-RE Insured, Societe Generale LIQ) ø	0.35	12-1-30	9,480,000	9,480,000

				93,610,489

Oklahoma : 0.44%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-14	538,723	556,668
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) ±(n)(m)	0.58	6-1-19	16,400,000	15,252,000
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	6-1-14	440,000	465,828
Okmulgee OK Municipal Utility System Series A (Utilities Revenue)	2.00	12-1-12	1,130,000	1,132,780
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-17	4,600,000	4,904,520

				22,311,796

Oregon : 0.04%
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-13	1,000,000	1,020,900
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-14	750,000	792,353

				1,813,253

Pennsylvania : 7.73%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	1-1-13	1,410,000	1,423,339
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-14	1,350,000	1,418,378

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00%	1-1-15	$1,000,000	$1,080,660
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-13	1,575,000	1,590,892
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	1-1-14	1,000,000	1,043,780
Allegheny County PA Hospital Development Authority Health System West Pennsylvania Series A (Health Revenue)	5.00	11-15-12	5,815,000	5,698,700
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.02	2-1-21	22,405,000	21,610,295
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.23	5-15-38	13,000,000	13,036,660
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) ±	4.35	12-1-13	1,660,000	1,714,000
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.97	5-1-37	8,000,000	8,000,000
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-15	1,245,000	1,245,224
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75	1-1-13	650,000	654,758
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-15	2,310,000	2,488,817
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-13	1,175,000	1,179,876
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-19	3,800,000	3,802,394
Delaware Valley Pennsylvania Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.40	6-1-42	22,000,000	22,000,000
Delaware Valley Pennsylvania Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.42	12-1-20	27,400,000	27,400,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue)	5.75	7-1-17	21,150,000	24,716,948
Erie County PA Hospital Authority St. Mary’s Home Erie Project Series A (Hospital Revenue) ø	0.33	7-1-38	6,400,000	6,400,000
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-33	8,880,000	8,973,062
Harrisburg PA Authority Resources Guaranteed Sub Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-33	14,795,000	14,873,414
Luzerne County PA Series C (GO, FSA Insured)	7.00	11-1-18	1,920,000	2,271,226
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-14	2,000,000	2,102,380
McKeesport PA Area School District CAB Series A (GO, AMBAC State Aid Withholding Insured) ¤	0.00	10-1-14	2,000,000	1,898,880
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	2-1-14	1,880,000	1,984,396
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-14	2,955,000	3,177,068
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-15	2,505,000	2,791,848
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-32	1,425,000	1,555,544
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10-15-13	6,135,000	6,350,891
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-14	900,000	957,897
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-13	4,215,000	4,273,336
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-14	7,500,000	7,654,350
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-15	1,675,000	1,709,857
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-13	4,250,000	4,332,960
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-15	305,000	310,679
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	2.63	12-1-33	6,500,000	6,527,950

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) ±	0.76%	7-1-17	$3,780,000	$3,657,528
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-14	3,970,000	4,239,087
Pennsylvania HEFAR University of the Arts (Education Revenue, Radian State Aid Withholding Insured)	5.50	3-15-13	485,000	486,343
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.78	6-1-23	15,900,000	15,900,000
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.95	6-1-15	13,770,000	13,784,459
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.08	12-1-13	15,000,000	15,070,050
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.23	12-1-14	20,000,000	20,185,000
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-15	1,150,000	1,188,882
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-13	1,000,000	1,033,240
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-14	4,045,000	4,312,091
Philadelphia PA Gas Works 18th Series CIFG (Utilities Revenue, CIFC Insured)	5.00	8-1-14	2,000,000	2,128,500
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10-1-13	3,225,000	3,352,839
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-15	2,000,000	2,183,320
Philadelphia PA GO (Tax Revenue)	4.00	8-1-13	12,670,000	12,975,474
Philadelphia PA GO (Tax Revenue)	5.00	8-1-14	4,030,000	4,299,607
Philadelphia PA GO (Tax Revenue, CIFC Insured)	5.00	8-1-14	2,320,000	2,475,208
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-15	1,500,000	1,591,455
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-16	1,500,000	1,611,885
Philadelphia PA Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.25	12-1-17	2,335,000	2,371,099
Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	10-1-12	8,000,000	8,002,640
Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	10-1-13	5,625,000	5,805,619
Philadelphia PA Municipal Authority Lease (Miscellaneous Revenue)	4.00	4-1-13	1,290,000	1,309,621
Philadelphia PA Municipal Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	5.25	5-15-13	1,365,000	1,399,903
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-15	2,850,000	2,999,939
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-16	1,280,000	1,347,341
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-15	1,000,000	1,098,000
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-16	1,370,000	1,546,538
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-17	1,500,000	1,730,430
Philadelphia PA Refunding Series A (Miscellaneous Revenue)	5.00	12-15-15	1,315,000	1,478,376
Philadelphia PA School District Series A (GO, AMBAC State Aid Withholding Insured)	5.00	8-1-13	2,955,000	3,072,491
Philadelphia PA School District Series A (GO, AMBAC State Aid Withholding Insured)	5.00	8-1-15	10,105,000	11,247,067
Philadelphia PA School District Series A (GO, AMBAC State Aid Withholding Insured)	5.00	8-1-16	5,210,000	5,703,908
Philadelphia PA School District Series B (GO, Assured Guaranty State Aid Withholding Insured)	5.00	6-1-15	4,655,000	5,118,591
Pittsburgh PA Series A (GO)	3.00	9-1-14	400,000	414,796
Pittsburgh PA Series A (GO)	4.00	9-1-15	625,000	674,519
Pittsburgh PA Series A (GO)	4.00	9-1-16	600,000	655,842

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00%	11-15-13	$2,000,000	$2,093,460
Westmoreland County PA CAB Series A (GO, NATL-RE Insured) ¤	0.00	6-1-13	1,170,000	1,157,645
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-14	1,380,000	1,428,880
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-15	1,435,000	1,512,404

				390,894,536

Puerto Rico : 1.44%
Puerto Rico Commonwealth Highway & Transportation Authority PFOTER Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.78	1-1-29	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, NATL-RE, IBC Insured)	5.50	7-1-13	1,205,000	1,253,080
Puerto Rico Commonwealth Various Refunding Series C-5 (Miscellaneous Revenue, AGM Insured) ø	2.58	7-1-21	15,000,000	15,000,000
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	7-1-13	725,000	753,928
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50	7-1-13	725,000	754,044
Puerto Rico PFOTER Series 4147 (Utilities Revenue, FSA, FGIC Insured) ø	0.88	7-1-33	31,080,000	31,080,000
Puerto Rico Public Buildings Authority Government Facilities Series F (Lease Revenue, CIFG Insured)	5.25	7-1-17	7,700,000	8,378,909
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.24	8-1-57	15,000,000	15,000,000

				72,814,961

Rhode Island : 0.06%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-14	1,830,000	1,888,706
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-14	1,175,000	1,240,671

				3,129,377

South Carolina : 0.47%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-14	2,860,000	3,025,279
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-13	105,306	104,328
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-14	110,149	104,808
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-15	119,099	108,312
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-16	132,758	113,922
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-17	179,606	85,018
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-18	198,490	85,926
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-19	216,089	84,834
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-20	235,042	87,516
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-21	278,784	95,380
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-22	294,812	94,927
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-32	5,488,483	707,630
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	1-1-42	9,216,631	366,638
Connector 2000 Association Incorporated CAB Series A-1 (Transportation Revenue) ¤	0.00	7-22-51	12,276,868	235,102

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00%	1-1-32	$2,715,678	$176,954
Connector 2000 Association Incorporated CAB Series B-1 (Transportation Revenue) ¤	0.00	7-22-51	8,327,034	113,164
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	3-15-14	2,300,000	2,458,562
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-14	500,000	539,700
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-14	1,000,000	1,070,060
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10-1-13	1,100,000	1,128,875
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-16	1,860,000	2,181,222
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-15	225,000	233,809
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-15	1,145,000	1,242,462
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.93	8-1-39	9,555,000	9,484,006

				23,928,434

South Dakota : 0.02%
Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-14	830,000	796,012
South Dakota Housing Development Authority Series F (Housing Revenue)	5.25	5-1-28	340,000	348,418

				1,144,430

Tennessee : 4.92%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-13	1,850,000	1,927,774
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-13	4,200,000	4,376,568
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-14	1,650,000	1,778,156
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-14	4,085,000	4,402,282
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-16	1,650,000	1,796,289
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-17	815,000	896,940
Hamilton County TN GO (Miscellaneous Revenue)	0.40	11-1-12	5,000,000	5,000,000
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	7-1-13	3,535,000	3,584,207
Knox County TN Health Educational & Housing Facilities Board CAB Series A (Health Revenue, AGM Insured) ¤	0.00	1-1-16	2,330,000	1,976,050
Metropolitan Nashville & Davidson County TN County HEFA Meharry Medical College (Health Revenue, AMBAC Insured)	6.00	12-1-12	710,000	714,090
Metropolitan Nashville & Davidson County TN County HEFA Vanderbilt University Series B (Education Revenue) ±	0.78	10-1-38	11,000,000	10,999,890
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	2-1-36	10,000,000	10,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue) ø	0.40	12-1-16	79,750,000	79,750,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase Bank NA LOC) ø	0.40	12-1-16	30,000,000	30,000,000
Sevier County TN Public Building Authority (Housing Revenue) ø	0.25	6-1-26	3,300,000	3,300,000
Shelby County TN Health Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	9-1-15	2,750,000	3,081,788
Tennessee Energy Acquisition Corporation Series 2006A (Utilities Revenue)	5.25	9-1-19	2,835,000	3,210,864
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-14	9,210,000	9,740,957
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-15	19,040,000	20,654,782

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00%	9-1-16	$7,130,000	$7,875,798
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-17	5,310,000	6,007,840
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-15	12,135,000	12,938,458
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-17	14,000,000	15,434,720
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-18	4,280,000	4,767,364
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-19	4,085,000	4,516,948

				248,731,765

Texas : 7.87%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-34	4,510,000	4,691,437
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-17	500,000	544,325
Dallas Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	5.75	11-1-18	1,120,000	1,125,253
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	2.75	6-1-14	2,380,000	2,431,979
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13	6-1-15	2,290,000	2,387,600
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12-1-13	3,000,000	3,169,710
Harris County TX MSTR SGC 31 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.24	8-15-35	14,225,000	14,225,000
Houston TX Higher Education Finance Corporation Rice University Series A (Education Revenue) ø	0.25	11-15-29	25,455,000	25,455,000
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75	6-1-33	555,000	574,242
Houston TX Utility System Revenue (Utilities Revenue) ±	0.78	5-15-34	90,000,000	90,000,000
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-18	3,950,000	4,355,705
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-16	5,000,000	5,490,350
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue)	5.88	5-15-15	1,510,000	1,516,750
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Health Revenue) ±	3.05	7-1-30	3,225,000	3,229,096
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-17	850,000	992,333
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.86	7-1-19	14,030,000	14,030,140
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.46	4-1-37	14,620,000	14,621,608
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±	6.00	1-1-38	15,500,000	15,712,195
Plano TX Health Facilities Development Corporation (Airport Revenue, Bank of America NA LOC) ø	0.34	1-1-20	3,370,000	3,370,000
San Antonio TX Education Facilities Corporation Various University Incarnate Word Project (Education Revenue) ø	0.22	12-1-27	6,320,000	6,320,000
Tarrant County TX Cultural Education Facilities (Health Revenue, Morgan Stanley Bank LIQ) ø	0.25	2-15-36	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	5-15-13	1,000,000	1,013,910
Texas Affordable Housing Corporation (Housing Revenue, GNMA, FNMA Insured)	5.50	9-1-38	220,000	227,374
Texas Municipal Gas Acquisition & Supply Corporatiom Senior Lien Series A (Utilities Revenue)	5.25	12-15-17	1,000,000	1,112,550
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.30	9-15-18	20,000,000	20,000,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-17	65,210,000	73,727,730

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.96%	9-15-17	$6,870,000	$6,813,185
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)	5.00	12-15-12	600,000	605,496
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.65	9-15-17	51,310,000	50,833,330
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.81	12-15-17	1,250,000	1,215,288
Texas PFA (Miscellaneous Revenue)	2.60	7-1-20	9,195,000	9,270,399
Texas State Transportation Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.60	4-1-26	8,900,000	8,900,000

				397,836,985

Utah : 0.04%
Utah Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00	7-15-15	505,000	523,084
Utah Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13	6-15-17	1,460,000	1,528,240

				2,051,324

Vermont : 0.20%
Burlington VT BAN (Airport Revenue)	6.50	12-15-12	8,500,000	8,504,930
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-13	605,000	607,136
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-14	1,145,000	1,148,504

				10,260,570

Virgin Islands : 0.57%
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00	10-1-14	2,100,000	2,275,812
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-14	895,000	950,096
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-13	2,500,000	2,582,900
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-14	500,000	530,780
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-13	3,250,000	3,354,520
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-14	2,250,000	2,390,940
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-16	7,500,000	8,233,425
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10-1-12	465,000	465,056
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10-1-14	600,000	625,164
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10-1-13	605,000	624,457
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10-1-15	620,000	674,182
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-13	3,500,000	3,562,055
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-14	2,500,000	2,597,600

				28,866,987

Virginia : 0.60%
Fairfax County VA EDA Mount Vernon Ladies Association Project (IDR, SunTrust Bank LOC) ø	0.37	6-1-37	7,700,000	7,700,000
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) ±	5.38	11-1-35	2,000,000	2,093,520
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-41	3,493,000	364,949
Marquis VA CDA Series A (Tax Revenue)	5.10	9-1-36	2,169,000	1,806,040
Richmond VA Government Facilities (Miscellaneous Revenue, AMBAC Insured)	5.00	7-15-13	360,000	369,076
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	7-1-13	3,670,000	3,772,613

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)
Stafford & Staunton Counties VA IDA Series 8-A1 (Miscellaneous Revenue)	0.20%	10-10-12	$10,000,000	$10,000,000
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-14	535,000	565,206
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	1-1-13	750,000	754,373
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	7-1-13	600,000	609,942
Virginia Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20	7-1-14	750,000	779,145
Virginia Housing Development Authority Series C-3 (Housing Revenue)	4.25	7-1-13	1,500,000	1,529,355

				30,344,219

Washington : 0.73%
Clark County WA School District # 114 (GO, AGM Insured)	5.25	12-1-12	2,675,000	2,698,754
Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00	7-1-14	3,410,000	3,687,676
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-13	1,070,000	1,096,194
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-14	1,520,000	1,592,793
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-15	500,000	553,615
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12-1-12	200,000	201,294
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12-1-13	185,000	192,235
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-17	3,000,000	3,022,260
Washington HCFA Series A (Health Revenue, Assured Guaranty Insured, KeyBank NA SPA) ø	0.60	12-1-36	5,390,000	5,390,000
Washington HCFA Series A (Health Revenue)	5.00	8-15-13	1,250,000	1,292,713
Washington HCFA Series A (Health Revenue)	5.00	8-15-14	1,500,000	1,589,640
Washington Health Care Facilities Authority PUTTER Series 2875 (Health Revenue) ø	0.28	8-15-13	5,645,000	5,645,000
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-12	710,000	710,149
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-13	630,000	643,690
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-14	790,000	819,996
Washington State Housing Finance Commission Nonprofit Revenue YMCA Snohomish County (Housing Revenue) ø	0.20	12-1-33	7,935,000	7,935,000

				37,071,009

West Virginia : 0.17%
Berkeley County WV Public Service Sewer Series A (Miscellaneous Revenue)	4.55	10-1-14	545,000	561,181
West Virginia EDA PCR Series D (Utilities Revenue) ±	4.85	5-1-19	7,600,000	7,830,128

				8,391,309

Wisconsin : 1.46%
Kenosha WI Unified School District # 1 Series A (GO)	4.00	4-1-13	2,130,000	2,165,081
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-14	1,500,000	1,592,190
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-14	6,000,000	6,422,640
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-14	1,250,000	1,310,913
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-13	1,295,000	1,333,086
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-15	1,310,000	1,390,172
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-14	1,350,000	1,440,707
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-19	6,000,000	6,368,520
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-14	1,000,000	1,051,520
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-15	1,750,000	1,918,385
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-16	500,000	563,560
Wisconsin HEFA Series 10-C (Health Revenue) #	0.34	10-15-12	18,405,000	18,405,000

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00%	12-15-14	$1,060,000	$1,135,748
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-14	1,730,000	1,878,469
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12-15-14	3,405,000	3,612,909
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue) ±	4.75	8-15-25	10,750,000	11,353,613
Wisconsin PFOTER 628 (Health Revenue, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.36	8-15-23	12,000,000	12,000,000

				73,942,513

Total Municipal Obligations (Cost $4,975,194,021)				5,041,884,591

Short-Term Investments : 0.50%

	Yield		Shares
Investment Companies : 0.49%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		24,647,594	24,647,594

			Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#	0.09	12-27-12	$500,000	499,889

Total Short-Term Investments (Cost $25,147,462)				25,147,483

Total investments in securities (Cost $5,000,341,483)*	100.19%			5,067,032,074
Other assets and liabilities, net	(0.19)			(9,401,989)

Total net assets	100.00%			$5,057,630,085

(i)	Illiquid security for which the designation as illiquid is unaudited
%%	Security issued on a when-issued basis.
±	Variable rate investment
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $5,000,511,483 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$73,681,705
Gross unrealized depreciation	(7,161,114)

Net unrealized appreciation	$66,520,591

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$4,944,889,058	$96,995,533	$5,041,884,591
Short-term investments
Investment companies	24,647,594	0	0	24,647,594
U.S. Treasury securities	499,889	0		499,889

	$25,147,483	$4,944,889,058	$96,995,533	$5,067,032,074

As of September 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(511,191)	$0	$0	$(511,191)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$96,877,941
Accrued discounts (premiums)	217,730
Realized gains (losses)	0
Change in unrealized gains (losses)	(100,138)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2012	$96,995,533

Change in unrealized gains (losses) relating to securities still held at September 30, 2012	$(100,138)

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

At September 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2012	Unrealized losses
12-31-12	750 Short	5-Year U.S. Treasury Notes	$93,474,610	$(511,191)

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.06%

Alabama : 0.17%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-16	$1,875,000	$2,043,825

Alaska : 0.28%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	1-1-14	1,165,000	1,168,973
Alaska State Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	8-1-18	1,865,000	2,137,700

				3,306,673

Arizona : 2.36%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	1.12	1-1-37	10,200,000	7,687,230
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.18	2-1-42	4,790,000	4,746,411
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	3.00	2-1-16	1,600,000	1,660,208
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	4.00	2-1-17	2,000,000	2,163,180
Arizona State Sports & Tourism Authority (Miscellaneous Revenue)	4.00	7-1-17	900,000	1,006,254
Fort McDowell AZ Yavapai Nation Gaming Revenue (Tax Revenue)	7.75	5-1-24	3,000,000	3,052,980
Phoenix AZ IDR (Miscellaneous Revenue, Education Revenue)	5.20	7-1-22	350,000	368,015
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.25	12-1-20	1,000,000	1,130,410
Tempe AZ IDA (Health Revenue)	4.00	12-1-17	220,000	229,071
Tempe AZ IDA (Health Revenue)	5.00	12-1-18	800,000	869,320
Tempe AZ IDA (Health Revenue)	5.00	12-1-19	1,000,000	1,081,210
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-14	1,360,000	1,440,798
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-15	1,660,000	1,807,425
Yavapai County AZ IDA (IDR, Citibank NA LOC) ø	0.39	9-1-35	500,000	500,000

				27,742,512

Arkansas : 0.08%
Fort Smith AR Sales & Use Tax (Tax Revenue)	2.38	5-1-27	915,000	920,737

California : 10.39%
ABAG Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America NA LOC) ø	0.21	2-1-38	4,200,000	4,200,000
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-14	500,000	474,720
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-17	1,885,000	1,611,864
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, NATL-RE Insured)	5.38	6-1-14	115,000	121,402
Alhambra CA Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	9-1-23	6,550,000	7,719,044
Antelope Valley CA Health Care District Series A (Health Revenue) ±	5.25	9-1-17	1,200,000	1,225,212
California Public Works Board Lease California State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured)	5.38	10-1-16	500,000	501,945
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, AMBAC Insured)	5.63	3-1-16	210,000	210,859
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue)	5.25	12-1-13	40,000	40,144
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.40	12-1-16	1,050,000	1,054,106
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured)	5.25	10-1-13	100,000	100,385

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, NATL-RE, IBC Insured)	5.40%	10-1-22	$700,000	$702,877
California State (GO, FGIC Insured)	6.00	8-1-14	755,000	769,881
California State (GO)	6.25	10-1-19	15,000	15,437
California State Department of Water Resources (Water & Sewer Revenue)	5.00	12-1-19	6,000,000	7,377,060
California State Infrastructure & Economic Development Bank Revenue (Education Revenue) ±	0.43	8-1-37	11,000,000	10,762,510
California State Series B (GO) ±	1.08	5-1-18	3,000,000	3,007,080
California State Series DCL-009 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.73	8-1-27	9,980,000	9,980,000
California State Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.73	8-1-27	14,740,000	14,740,000
California Statewide CDA (Miscellaneous Revenue, CitiBank NA LIQ) 144Aø	0.68	9-6-35	2,000,000	2,000,000
California Statewide CDA (Health Revenue)	6.00	10-1-23	2,500,000	2,573,775
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-17	1,130,000	1,245,735
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-18	1,060,000	1,180,395
Delhi CA Unified School District (GO, AMBAC Insured) ¤	0.00	8-1-19	2,500,000	1,951,725
Dixon CA Unified School District Election of 2002 GO (GO, NATL-RE, FGIC Insured) ¤	0.00	8-1-37	1,050,000	265,010
Escondido CA Union High School District (GO, NATL-RE Insured) ¤	0.00	5-1-20	960,000	726,058
Inland Valley Development Agency California Tax Allocation (Tax Revenue) ±	4.25	3-1-41	4,400,000	4,603,280
Inland Valley Development Agency California Tax Allocation (Tax Revenue) ±	4.50	3-1-41	4,300,000	4,582,983
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-13	2,000,000	2,002,820
Los Angeles CA Department of Airports (Airport Revenue)	5.00	5-15-19	2,665,000	2,957,724
Los Angeles CA MFHR Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured)	4.35	11-20-12	55,000	55,229
Los Angeles County CA COP Disney Parking Project (Miscellaneous Revenue) ¤	0.00	3-1-16	4,170,000	3,899,909
Los Angeles County CA Schools Regionalized Business Services Series A (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	8-1-16	1,945,000	1,690,594
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-35	5,640,000	5,640,000
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±	0.91	7-1-17	3,540,000	3,301,793
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±	1.03	7-1-27	12,980,000	9,455,021
Oxnard CA Harbor District Series A (Airport Revenue)	3.00	8-1-13	1,560,000	1,573,946
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-14	615,000	641,353
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	7-1-15	100,000	100,245
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-17	1,455,000	1,597,968
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-18	2,110,000	2,394,660
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	8-1-15	3,070,000	3,211,312

				122,266,061

Colorado : 0.80%
Colorado ECFA Revenue (Miscellaneous Revenue, XLCA Insured)	5.25	8-15-19	2,525,000	2,662,108
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-15	570,000	579,416
Colorado HFA Series E-2 (Housing Revenue)	7.00	2-1-30	715,000	728,857
E 470 Public Highway Authority of Colorado Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-20	5,000,000	3,653,950
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.75	12-1-13	685,000	724,477
Public Authority For Colorado Energy Natural Gas (Utilities Revenue)	5.75	11-15-18	895,000	1,028,776

				9,377,584

2

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 1.99%
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE, GO of Authority Insured)	5.50%	11-15-12	$920,000	$923,965
Connecticut State HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-17	1,070,000	1,233,903
Connecticut State HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-20	500,000	586,490
Connecticut State Series A (GO) ±	0.95	5-15-17	3,000,000	3,000,000
Connecticut State Series A (GO) ±	1.06	4-15-18	5,000,000	5,015,950
Connecticut State Series A (GO) ±	1.10	5-15-18	2,000,000	2,000,000
Connecticut State Series A (GO) ±	1.38	3-1-18	2,500,000	2,535,350
Connecticut State Series A (GO) ±	1.53	3-1-19	4,050,000	4,096,049
Connecticut State Series D (GO) ±	1.00	9-15-18	1,000,000	1,004,630
Connecticut State Series D (GO) ±	1.00	9-15-19	3,000,000	3,015,210

				23,411,547

District of Columbia : 0.17%
District Of Columbia Revenue Series 1364 (Miscellaneous Revenue) 144Aø	0.25	4-1-43	2,000,000	2,000,000

Florida : 6.39%
Baker FL Correctional Development First Mortgage Detention Center Project (Miscellaneous Revenue)	6.00	2-1-13	175,000	174,734
Brevard County FL Space Coast Infrastructure Agency Improvement Revenue I-95 Project (GO)	4.00	6-15-18	5,000,000	5,418,100
Broward County FL Professional Sports Facilities Tax Revenue Civic Arena Project Series A (Tax Revenue, AMBAC Insured)	5.00	9-1-19	5,945,000	6,662,502
Citizens Property Insurance Corporation Florida (Miscellaneous Revenue, AGM Insured) ±	1.83	6-1-14	5,000,000	5,042,850
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-17	500,000	564,095
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-18	1,375,000	1,565,933
Dade County FL Resource Recovery Facilities Revenue (Resource Recovery Revenue, AMBAC Insured)	5.50	10-1-13	170,000	170,672
Dade County FL Seaport (Airport Revenue, NATL-RE Insured)	5.50	10-1-26	370,000	371,402
Dade County FL Seaport Series 95 (Airport Revenue, NATL-RE Insured)	5.75	10-1-15	300,000	301,335
Escambia County FL School Board (Education Revenue, NATL-RE Insured)	5.00	2-1-20	4,525,000	4,748,852
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	8-1-17	60,000	60,686
Florida Development Finance Corporation (Miscellaneous Revenue)	6.50	6-15-21	3,000,000	3,270,180
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC, FHA Insured)	6.25	7-1-35	675,000	675,452
Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	3-1-32	185,000	185,263
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10-1-22	1,685,000	1,691,184
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-16	2,000,000	2,200,800
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11-1-15	210,000	210,735
Florida University Athletic Association Incorporated (Education Revenue) ø	0.22	10-1-31	4,100,000	4,100,000
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) ±	3.00	12-1-20	3,570,000	3,576,747
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12-1-13	180,000	180,000
Gulf Breeze FL Revenue (Miscellaneous Revenue) ±	1.35	12-1-20	1,250,000	1,249,913
Hillsborough County FL IDA Tampa General Hospital Project Series A (Health Revenue)	5.00	10-1-18	4,795,000	4,991,499
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10-1-14	1,000,000	1,057,140

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA, FNMA Insured)	6.57%	5-1-39	$80,000	$85,018
Miami FL Special Obligation (Tax Revenue, NATL-RE Insured) ¤	0.00	10-1-16	2,900,000	2,383,945
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-17	1,000,000	1,100,730
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-18	2,905,000	3,222,691
Miami-Dade County FL HFA MFHR Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured)	6.05	1-1-41	200,000	202,084
Miami-Dade County FL School Board (Miscellaneous Revenue) ±	5.00	8-1-21	4,310,000	4,826,597
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC, MBIA, IBC Insured)	6.00	10-1-16	215,000	230,087
Pinellas County FL Health Facilities Authority (Health Revenue, NATL-RE Insured) ±(n)(m)	0.27	11-15-23	8,525,000	7,459,375
Seminole Tribe FL Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-17	3,450,000	3,622,535
Tampa FL Home Mortgage Series A (Housing Revenue, FHA Insured) ¤	0.00	10-1-14	475,000	148,547
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-16	3,055,000	3,415,093

				75,166,776

Georgia : 1.55%
Augusta GA MFHR Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11-20-24	1,010,000	1,019,898
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	8-1-18	5,000	5,024
De Kalb County GA Series B (GO)	4.00	1-1-16	1,025,000	1,056,150
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue)	5.00	7-1-17	1,280,000	1,329,818
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-15	435,000	462,866
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-16	3,405,000	3,684,585
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-17	5,300,000	5,806,998
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-18	3,000,000	3,330,600
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-19	1,325,000	1,523,644

				18,219,583

Guam : 0.36%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-15	1,235,000	1,269,975
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-16	1,000,000	1,109,100
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-17	500,000	559,860
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-16	1,255,000	1,283,313

				4,222,248

Hawaii : 0.85%
Hawaii State Pacific Health Special Purpose Revenue (Health Revenue) ø	0.22	7-1-33	10,000,000	10,000,000

Illinois : 11.73%
Chicago IL (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-19	2,400,000	2,032,920
Chicago IL (GO, Dexia Credit Local LOC AMBAC Insured) 144Aø	0.73	1-1-22	6,340,000	6,340,000
Chicago IL (GO, NATL-RE Insured) ±	5.50	1-1-19	2,840,000	3,234,732
Chicago IL Board of Education CAB School Reform Series B-1 (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-21	8,565,000	6,234,378
Chicago IL Board of Education Series C-2 (GO) ±	1.28	3-1-32	7,100,000	7,110,579
Chicago IL Midway Airport Series B (Airport Revenue) ±	5.00	1-1-34	5,000,000	5,392,850
Chicago IL Midway Airport Series B (Airport Revenue, NATL-RE Insured)	5.63	1-1-29	340,000	340,544

4

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL O’Hare International Airport (Airport Revenue, AMBAC Insured)	5.75%	1-1-17	$2,440,000	$2,446,856
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.75	1-1-20	1,000,000	1,047,740
Chicago IL Public Building Commission (Tax Revenue)	5.25	12-1-18	3,790,000	4,531,021
Chicago IL Series A-2 (GO, AMBAC Insured)	5.50	1-1-18	1,980,000	2,319,550
Cook & Du Page Counties IL Combined School District (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-19	1,025,000	750,813
Cook County IL GO Community College District #510 South Suburban College (GO, AGM Insured) ¤	0.00	12-1-15	1,090,000	1,033,069
Du Page County IL Community High School District (GO, AGM Insured)	5.60	1-1-21	2,085,000	2,113,898
Huntley IL Special Service Area # 6 (Tax Revenue, Assured Guaranty Insured)	4.60	3-1-17	1,077,000	1,106,057
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	2-1-24	250,000	250,420
Illinois Educational Facilities Authority Series A (Education Revenue)	5.63	10-1-22	3,325,000	3,326,496
Illinois Finance Authority Student Housing Northern IL University Project (Education Revenue)	5.13	10-1-20	4,805,000	5,203,094
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured)	5.25	1-1-21	7,590,000	7,605,711
Illinois State (GO)	5.00	9-1-16	1,400,000	1,506,582
Illinois State (GO)	5.00	1-1-17	1,250,000	1,426,463
Illinois State (GO, AGM Insured)	5.00	8-1-20	4,500,000	5,265,585
Illinois State (GO)	5.00	8-1-21	3,000,000	3,476,550
Illinois State (GO)	5.25	10-1-15	1,750,000	1,750,735
Illinois State Series A (GO, NATL-RE Insured)	5.00	3-1-16	1,000,000	1,067,180
Illinois State Series A (GO)	5.00	8-1-19	3,310,000	3,870,979
Illinois State Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-33	17,200,000	17,200,000
Illinois State Unemployment Insurance Fund Building Receipts Revenue Series B (Miscellaneous Revenue)	5.00	6-15-20	10,000,000	10,962,200
Kane Cook & Du Page Counties IL School District #46 Series B (GO, AMBAC Insured) ¤	0.00	1-1-21	7,445,000	5,728,034
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-17	1,350,000	1,205,699
Lake County IL Community Consolidated School District (Education Revenue) ¤	0.00	2-1-19	1,000,000	783,060
Lake County IL Community High School District (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-17	540,000	468,342
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-13	340,000	335,821
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-17	1,610,000	1,377,580
Lake County IL Community School District (GO, AMBAC Insured) ¤	0.00	2-1-18	1,000,000	819,950
McHenry & Kane Counties IL Community Consolidated School District #158 (GO, NATL-RE, FGIC Insured) ¤	0.00	1-1-18	4,000,000	3,413,160
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Series A (Tax Revenue, NATL-RE Insured) ¤	0.00	12-15-19	6,400,000	5,135,808
Saint Clair County IL School District Series B (GO, NATL-RE, FGIC Insured)	4.75	1-1-18	655,000	723,094
Saint Clair County IL School District Series B (GO, NATL-RE, FGIC Insured)	4.75	1-1-19	775,000	860,235
Waukegan IL Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	12-30-22	3,175,000	1,813,465
Will & Kendall Counties IL Community Consolidated School District # 202 (GO, NATL-RE, FGIC Insured)	5.00	1-1-17	1,270,000	1,307,033
Will County IL Community High School District (GO, AGM Insured) ¤	0.00	1-1-21	6,755,000	5,155,078

				138,073,361

Indiana : 2.84%
Delaware County IN Industrial Corporation Lease Rental (Miscellaneous Revenue, NATL-RE Insured)	5.00	12-1-12	5,000	5,010
Indiana HEFA Ascension Health Project Series B3 (Health Revenue) ±	1.50	11-15-31	11,000,000	11,175,120

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25%	7-1-22	$325,000	$326,333
Indiana State Development Finance Authority (Miscellaneous Revenue) ø	0.19	2-1-39	15,000,000	15,000,000
Indianapolis IN Local Public Bond Bank Series E (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-25	8,040,000	5,256,874
Knox County IN EDA (Health Revenue)	4.00	4-1-17	625,000	676,950
Knox County IN EDA (Health Revenue)	4.00	4-1-18	400,000	435,428
Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured)	8.00	1-1-14	490,000	492,636

				33,368,351

Iowa : 0.46%
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-15	1,000,000	1,056,290
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-16	3,050,000	3,292,536
Iowa State Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-17	1,000,000	1,091,340

				5,440,166

Kansas : 0.62%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	9-1-35	5,275,000	5,386,144
Kansas State Development Finance Authority (Health Revenue)	5.00	11-15-15	500,000	556,405
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured) ¤	0.00	12-1-14	1,465,000	1,332,520

				7,275,069

Kentucky : 0.78%
Christian County KY Hospital (Health Revenue, Assured Guaranty Insured)	5.25	2-1-18	1,520,000	1,689,374
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE, FGIC Insured) ±	0.85	11-1-25	5,000,000	4,105,500
Kentucky EDFA (Housing Revenue)	5.25	5-15-17	2,000,000	2,011,340
Pikeville KY Hospital (Health Revenue)	4.00	3-1-15	750,000	788,370
Pikeville KY Hospital (Health Revenue)	5.00	3-1-16	500,000	546,690

				9,141,274

Louisiana : 1.92%
East Baton Rouge LA Sewer Commission Revenue (Water & Sewer Revenue) ±	0.96	2-1-46	8,000,000	8,001,120
Louisiana Government Environmental Facilities CDA Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	7-1-30	3,395,000	3,659,471
Louisiana HFA SFHR AMT Series A-2 (Housing Revenue, GNMA, FNMA Insured)	6.30	12-1-19	20,000	20,413
Louisiana HFA SFHR AMT Series B-2 (Housing Revenue, GNMA, FNMA Insured)	5.55	6-1-19	345,000	349,606
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-35	205,000	214,526
New Orleans LA (GO, NATL-RE Insured)	5.25	12-1-22	3,540,000	3,793,393
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-14	780,000	783,908
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-15	895,000	899,484
Saint Bernard Parish LA Sales & Use Tax Revenue (Tax Revenue)	4.00	3-1-19	3,355,000	3,717,541
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-15	600,000	634,812

6

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00%	4-1-16	$500,000	$535,120

				22,609,394

Maine : 0.03%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85	11-1-20	360,000	361,645

Maryland : 2.30%
Baltimore MD Consolidated Public Improvement Series A (GO, AGM Insured) ±(n)(m)	0.25	10-15-20	4,300,000	3,988,250
Baltimore MD Consolidated Public Improvement Series A (GO, FGIC Insured) ±(n)(m)	0.30	10-1-22	6,125,000	5,573,750
Maryland Community Development Administration Series 2001B (Housing Revenue, FHA, GNMA, Housing & Urban Development insured)	5.10	7-1-16	210,000	210,433
Maryland Community Development Administration Series D (Housing Revenue)	5.38	9-1-24	500,000	500,735
Maryland State Health & HEFAR (Health Revenue)	5.00	8-15-14	1,000,000	1,075,890
Maryland State Health & HEFAR Johns Hopkins Health System Series C (Health Revenue) ±	0.98	5-15-38	5,000,000	5,000,050
Maryland State Health & HEFAR Johns Hopkins Health System Series D (Health Revenue) ±	0.98	5-15-38	4,650,000	4,650,047
Washington MD Suburban Sanitation District Series A (Water & Sewer Revenue) ø	0.23	6-1-23	6,120,000	6,120,000

				27,119,155

Massachusetts : 2.43%
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 3 Series 1 (Utilities Revenue, NATL-RE Insured) ±(n)(m)	0.25	7-1-18	1,575,000	1,441,125
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	9-1-13	1,610,000	1,610,258
Massachusetts State Educational Financing (Education Revenue)	5.00	7-1-18	450,000	502,556
Massachusetts State Educational Financing (Education Revenue)	5.00	7-1-19	10,295,000	11,465,850
Massachusetts State HEFA Series E-2 (Health Revenue)	5.00	7-1-16	3,155,000	3,570,608
Massachusetts State Series A (GO) ±	0.63	9-1-15	10,000,000	10,000,600

				28,590,997

Michigan : 3.53%
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-16	500,000	425,960
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-17	3,015,000	2,446,492
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.25	7-1-16	1,145,000	1,264,389
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, NATL-RE, FGIC Insured) ¤	0.00	7-1-18	4,000,000	3,341,240
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue)	5.00	7-1-17	1,280,000	1,388,096
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-20	2,355,000	2,462,788
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	7-1-19	5,255,000	5,525,317
Detroit MI Water & Sewer Department (Water & Sewer Revenue)	5.00	7-1-17	1,500,000	1,651,650
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	7-1-21	5,000,000	5,247,100
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-20	3,405,000	3,695,412
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.00	7-1-18	3,235,000	3,456,339
Grand Haven MI Electric Revenue (Utilities Revenue, NATL-RE Insured)	5.50	7-1-16	1,000,000	1,111,310

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority (Miscellaneous Revenue)	5.00%	6-1-14	$3,300,000	$3,502,158
Michigan Finance Authority Limited Obligation (GO)	5.00	2-1-22	1,205,000	1,223,810
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	5-15-18	300,000	301,167
Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12-1-12	660,000	662,812
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.00	11-1-19	500,000	493,905
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	4.13	5-1-20	500,000	489,770
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-15	150,000	159,690
Michigan Municipal Bond Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-18	595,000	621,585
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-13	500,000	493,725
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-15	905,000	938,847
Wayne County MI GO Building Authority Capital Series A (GO, NATL-RE Insured)	5.25	6-1-16	700,000	702,849

				41,606,411

Minnesota : 0.50%
Duluth MN EDA HCFR (Health Revenue)	4.00	6-15-13	1,460,000	1,478,790
Duluth MN EDA HCFR (Health Revenue)	4.00	6-15-14	770,000	789,104
Minnesota Agricultural & Economic Development Board Health Care Facilities (Health Revenue)	4.75	2-15-15	2,500,000	2,563,450
Washington County MN Housing & RDA Hospital Facility (Health Revenue)	5.25	11-15-12	1,100,000	1,102,563

				5,933,907

Mississippi : 0.02%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	7-1-18	200,000	200,570
Jackson MS MFA Forest Park Apartments Series A (Housing Revenue, GNMA, FHA, Housing & Urban Development Section 8 Insured)	6.10	4-20-32	50,000	52,584

				253,154

Missouri : 0.76%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-13	1,100,000	1,116,060
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-14	685,000	702,317
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-38	360,000	368,773
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	6.00	6-1-15	3,000,000	3,365,310
St. Louis MO Series 004 (Airport Revenue, FSA Insured, Dexia Credit Local LOC) ø	0.50	7-1-26	3,360,000	3,360,000

				8,912,460

Nebraska : 0.54%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-13	100,000	104,420
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.25	12-1-18	3,435,000	3,774,275
Nebraska Higher Education Loan (Education Revenue, NATL-RE, GO of Corporation Insured) ¤	0.00	12-15-15	2,970,000	2,499,433

				6,378,128

8

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 0.57%
Carson City NV Hospital Revenue (Health Revenue)	2.00%	9-1-13	$400,000	$403,260
Carson City NV Hospital Revenue (Health Revenue)	3.00	9-1-14	725,000	745,829
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-15	400,000	425,508
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-16	400,000	431,140
Carson City NV Hospital Revenue (Health Revenue)	5.00	9-1-18	700,000	797,734
Clark County NV Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-16	1,820,000	1,878,003
Clark County NV Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-18	2,000,000	2,057,480

				6,738,954

New Hampshire : 0.98%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-16	695,000	773,577
New Hampshire HEFA Cheshire Medical Center (Health Revenue)	5.13	7-1-18	1,580,000	1,583,650
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-15	390,000	402,351
New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue)	4.65	7-1-14	320,000	326,195
New Hampshire State Business Financing (IDR, NATL-RE Insured) ±(n)(m)	0.21	5-1-21	10,000,000	8,412,500

				11,498,273

New Jersey : 7.05%
New Jersey Casino Reinvestment Development Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	1-1-13	2,190,000	2,203,315
New Jersey EDA (Tobacco Revenue)	5.00	6-15-18	4,000,000	4,594,800
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	9-1-30	700,000	357,532
New Jersey EDA Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.98	2-1-18	6,500,000	6,651,125
New Jersey EDA Series E (Transportation Revenue, State Appropriations Insured) ±	1.88	2-1-16	5,600,000	5,759,040
New Jersey Tobacco Settlement Funding Corporation (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.63	6-1-29	15,000,000	15,000,000
Newark NJ Housing Authority (Housing Revenue, NATL-RE Insured)	5.25	1-1-19	2,995,000	3,364,044
PFOTER (Miscellaneous Revenue, NATL-RE, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.75	9-1-27	25,000,000	25,000,000
PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.85	12-15-21	20,105,000	20,105,000

				83,034,856

New Mexico : 0.57%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-14	610,000	611,958
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	6-1-15	1,000,000	1,073,610
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50	6-1-16	250,000	274,170
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) ±	1.07	12-1-28	4,765,000	4,740,984

				6,700,722

New York : 11.27%
Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.13	11-1-19	7,500,000	7,504,125
Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured) ±(n)(m)	0.46	11-1-22	7,875,000	7,205,625
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-25	7,195,000	7,404,806
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue)	4.78	1-6-16	2,846,769	2,889,470

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY GO Sub Series A1 (GO) ±	5.75%	8-1-14	$70,000	$70,318
New York NY IDA (Miscellaneous Revenue) ø	0.88	5-1-36	8,810,000	8,810,000
New York NY IDA (Miscellaneous Revenue)	5.00	7-1-18	4,655,000	5,059,054
New York NY IDA (Miscellaneous Revenue)	5.00	7-1-19	2,830,000	3,078,050
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-32	17,130,000	17,130,000
New York NY Series F2 (GO) ±	4.40	12-15-17	4,000,000	4,182,640
New York NY Sub Series A5 (GO, KBC Bank NV LOC) ø	0.33	8-1-16	1,985,000	1,985,000
New York NY Sub Series A6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.27	11-1-26	1,075,000	1,075,000
New York NY Transitional Finance Authority (Tax Revenue, Dexia Credit Local SPA) ø	0.40	11-1-22	9,405,000	9,405,000
New York NY Transitional Finance Authority Revenue (Tax Revenue, Dexia Credit Local SPA) ø	0.27	8-1-23	10,000,000	10,000,000
New York State Dormitory Authority (Health Revenue, NATL-RE, FGIC, FHA Insured)	5.00	8-1-16	1,000,000	1,086,400
New York State Dormitory Authority (Health Revenue, AGM, FHA Insured)	5.25	8-15-15	1,825,000	1,991,112
New York State Energy Research & Development Authority (Utilities Revenue)	2.13	3-15-15	3,500,000	3,560,585
New York State Local Government Assistance Corporation (Tax Revenue, AGM, GO of Corporation Insured) ±(n)(m)	0.05	4-1-17	10,600,000	10,123,000
New York Urban Development Corporation Sub Lien (Housing Revenue, GO of Corporation Section 236 Insured)	5.50	7-1-16	270,000	271,129
Newburgh NY (GO)	5.00	11-2-12	2,532,824	2,534,521
Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue) ±	5.55	11-15-24	3,905,000	3,917,730
Niagara NY Area Development Corporation (Education Revenue)	3.00	5-1-13	350,000	354,228
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-15	250,000	265,303
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-16	300,000	322,782
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-17	250,000	282,908
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-18	500,000	571,585
Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured)	7.00	5-20-44	5,665,000	6,006,430
Public Housing Capital Fund (Housing Revenue, Housing & Urban Development Loan Insured) 144A	4.50	7-1-22	3,947,135	4,211,001
Rockland County NY Series B (GO)	4.00	6-6-13	2,500,000	2,514,825
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-17	1,000,000	1,152,190
Suffolk County NY Series A (GO)	5.00	4-1-18	2,700,000	3,154,302
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	4.00	6-1-18	500,000	540,315
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-19	575,000	656,938
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-20	625,000	713,594
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-21	425,000	485,163
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-17	900,000	947,529
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-18	1,140,000	1,200,249

				132,662,907

North Carolina : 0.39%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	8-1-14	540,000	563,290
North Carolina State Eastern Municipal Power Agency Power System Series D (Utilities Revenue) %%	5.00	1-1-17	3,500,000	4,055,205

				4,618,495

10

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.50%
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00%	3-1-16	$400,000	$419,796
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-17	250,000	264,188
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-32	5,250,000	5,251,103

				5,935,087

Ohio : 1.85%
Akron OH Income Community Learning Centers Series A (Tax Revenue, NATL-RE, FGIC Insured)	5.25	12-1-17	4,970,000	5,257,117
Akron OH Sewer System Revenue (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-17	750,000	829,890
Franklin County OH Hospital (Health Revenue)	5.00	5-15-19	4,925,000	5,045,022
Ohio HFA SFHR Bond (Housing Revenue, FGIC, FHA, VA Private Mortgages Insured) ¤	0.00	1-15-15	10,000	8,458
Ohio State Air Quality Development Authority PCR Series A (IDR) ±	2.25	12-1-23	8,055,000	8,107,599
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-13	2,000,000	2,019,540
Woodridge OH Local School District (GO, AMBAC Insured)	6.80	12-1-14	475,000	498,969

				21,766,595

Oklahoma : 0.03%
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-18	325,000	351,735

Other : 0.70%
Branch Banking & Trust Municipal Trust (Miscellaneous Revenue, RaboBank Nederland LOC) 144Aø	1.05	8-1-14	5,604,836	5,603,659
San Manuel Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-16	2,500,000	2,606,550

				8,210,209

Pennsylvania : 3.45%
Allentown PA City School District (GO, NATL-RE, FGIC, State Aid Withholding Insured) ¤	0.00	2-15-14	130,000	129,103
Allentown PA City School District (GO, NATL-RE, FGIC, State Aid Withholding Insured) ¤	0.00	2-15-14	370,000	361,257
Berks County PA Municipal Hospital Authority Reading Hospital & Medical Center Project (Health Revenue, NATL-RE Insured)	5.70	10-1-14	785,000	811,918
Berks County PA Municipal Hospital Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.68	11-1-39	8,750,000	8,780,450
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-25	2,000,000	2,003,100
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	8-15-17	4,775,000	4,626,307
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-17	5,026,000	5,873,635
Delaware Valley PA Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.42	12-1-20	2,500,000	2,500,000
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Goverment Insured) ±	5.25	12-1-33	2,000,000	2,020,960
Harrisburg PA Authority Resources Guaranteed Sub Series D-2 (Resource Recovery Revenue, AGM Municipal Government Insured) ±	5.00	12-1-33	2,260,000	2,271,978
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-12	2,615,000	2,621,642
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-14	3,000,000	3,061,740
Pennsylvania State HEFAR St. Joseph’s University (Education Revenue, Radian Insured)	5.25	12-15-17	1,025,000	1,057,452

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00%	7-1-17	$1,500,000	$1,627,185
Reading PA Series A (GO)	4.00	11-15-14	1,780,000	1,857,697
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-15	930,000	999,815

				40,604,239

Puerto Rico : 1.37%
Puerto Rico Commonwealth (GO, AGM Insured) ø	2.58	7-1-21	5,000,000	5,000,000
Puerto Rico Commonwealth (GO, AGM Insured)	5.00	7-1-15	1,695,000	1,809,768
Puerto Rico Electric Power Authority (Utilities Revenue) ±	0.74	7-1-20	2,205,000	1,849,819
Puerto Rico Electric Power Authority (Utilities Revenue) ±	0.95	7-1-17	2,920,000	2,634,979
Puerto Rico Electric Power Authority (Utilities Revenue) ±	0.99	7-1-25	6,200,000	4,832,032

				16,126,598

Rhode Island : 0.92%
Providence RI Redevelopment Agency Revenue (Miscellaneous Revenue, AMBAC Insured)	4.75	4-1-20	2,710,000	2,803,522
Rhode Island Clean Water Finance Agency Wastewater Treatment System (Miscellaneous Revenue, NATL-RE Insured)	5.80	9-1-22	950,000	951,273
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-27	25,000	25,063
Rhode Island State Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-18	2,180,000	2,389,084
Rhode Island State Student Loan Authority (Education Revenue, AMBAC Insured)	4.80	12-1-21	4,625,000	4,695,624

				10,864,566

South Carolina : 0.49%
Berkeley County SC PCR Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-14	640,000	676,986
South Carolina Jobs EDA Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured)	6.90	1-20-37	3,020,000	3,051,982
South Carolina Jobs EDA Various Waste Management Incorporated (Resource Recovery Revenue)	2.88	2-1-15	2,000,000	2,049,560

				5,778,528

South Dakota : 0.09%
South Dakota State HEFA (Education Revenue)	4.50	9-1-19	990,000	1,098,326

Tennessee : 3.83%
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	2-1-36	10,000,000	10,000,000
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	9-1-17	1,500,000	1,697,130
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	9-1-18	4,000,000	4,553,560
Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	9-1-20	4,125,000	4,663,684
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-17	500,000	551,240
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-18	3,700,000	4,121,319
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-19	1,100,000	1,216,314
Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	2-1-20	3,000,000	3,309,810
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ø	0.40	12-1-16	5,000,000	5,000,000

12

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1579 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.40%	12-1-16	$10,000,000	$10,000,000

				45,113,057

Texas : 8.12%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) ¤	0.00	2-1-16	1,530,000	22,965
Bexar County TX Housing Finance Corporation MFHR Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	7-20-43	3,610,000	3,796,709
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-22	1,500,000	1,531,050
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-16	20,000	20,120
Dallas TX Finance Corporation MFHR Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10-20-32	919,000	930,460
Dallas TX Fort Worth International Airport Series A (Airport Revenue, NATL-RE, FGIC Insured)	6.00	11-1-28	160,000	160,064
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-17	1,100,000	1,208,427
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-18	1,680,000	1,859,323
Gulf Coast TX IDA (IDR, BNP Paribas LOC) ø	0.95	11-1-19	4,850,000	4,850,000
Houston TX Utility System (Utilities Revenue) ±	0.78	5-15-34	21,075,000	21,075,000
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-29	1,000,000	1,012,270
Midtown TX RDA (Tax Revenue)	4.00	1-1-14	250,000	258,043
Midtown TX RDA (Tax Revenue)	4.00	1-1-16	1,980,000	2,112,660
Midtown TX RDA (Tax Revenue)	5.00	1-1-17	2,270,000	2,541,674
North Texas Higher Education Authority Incorporated (Education Revenue) ±	1.46	4-1-37	4,270,000	4,270,470
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-17	470,000	546,554
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.00	5-15-14	1,350,000	1,398,897
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	9-20-23	175,000	178,049
Texas Metropolitan Higher Education Authority University of Dallas Project (Education Revenue) ø	0.22	5-1-19	4,000,000	4,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue)	5.63	12-15-17	7,090,000	8,016,096
Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Utilities Revenue) ±	0.65	9-15-17	10,305,000	10,209,267
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.50	11-1-12	1,000,000	1,001,040
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11-1-13	1,275,000	1,276,186
Texas State Public Finance Authority Unemployment Compensation Series C (Miscellaneous Revenue)	2.60	7-1-20	1,530,000	1,542,546
Texas State Transportation Commission Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.60	4-1-26	10,000,000	10,000,000
Texas State Turnpike Authority Central Texas Turnpike System (Transportation Revenue, AMBAC Insured) ¤	0.00	8-15-27	1,425,000	600,082
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	7-15-17	8,320,000	8,352,531
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE, FHA Insured)	7.65	7-1-22	2,125,000	2,746,371

				95,516,854

Utah : 0.64%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	7-1-14	6,360,000	6,713,234

13

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Utah (continued)
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88%	7-1-27	$825,000	$825,875

				7,539,109

Vermont : 0.13%
Burlington VT Airport (Miscellaneous Revenue)	6.50	12-15-12	1,500,000	1,500,870

Virgin Islands : 0.42%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-17	1,390,000	1,542,608
Virgin Islands Water & Power Authority (Utilities Revenue)	4.13	7-1-14	3,400,000	3,398,402

				4,941,010

Virginia : 0.30%
Caroline County VA IDR (Miscellaneous Revenue)	4.00	8-1-16	2,095,000	2,106,523
Fairfax County VA EDA (IDR, SunTrust Bank LOC) ø	0.37	10-1-15	1,370,000	1,370,000

				3,476,523

Washington : 0.25%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-15	1,185,000	1,233,016
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-16	1,480,000	1,553,482
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-17	200,000	200,782

				2,987,280

West Virginia : 0.61%
Mason County WV PCR (Utilities Revenue) ±	2.00	10-1-22	7,000,000	7,039,200
Raleigh County WV Building Commission (Education Revenue)	4.00	12-1-12	125,000	124,739

				7,163,939

Wisconsin : 0.68%
Wisconsin Public Finance Authority Airport Facilities Revenue Series G (Airport Revenue)	5.00	7-1-17	6,100,000	6,618,622
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	4.00	4-1-14	650,000	665,951
Wisconsin State HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-15	640,000	680,736

				7,965,309

Total Municipal Obligations (Cost $1,146,368,464)				1,165,935,059

Short-Term Investments : 2.23%

	Yield		Shares
Investment Companies : 2.20%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		25,826,513	25,826,513

			Principal
U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#	0.11	12-27-12	$400,000	399,911

Total Short-Term Investments (Cost $26,226,409)				26,226,424

14

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Total investments in securities (Cost $1,172,594,873)*	101.29%	$1,192,161,483

Other assets and liabilities, net	(1.29)	(15,224,360)

Total net assets	100.00%	$1,176,937,123

±	Variable rate investment
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,172,580,915 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,670,774
Gross unrealized depreciation	(2,090,206)

Net unrealized appreciation	$19,580,568

15

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,118,841,964	$47,093,095	$1,165,935,059

Short-term investments
Investment companies	25,826,513	0	0	25,826,513
U.S. Treasury securities	399,911	0	0	399,911

	$26,226,424	$1,118,841,964	$47,093,095	$1,192,161,483

As of September 30, 2012 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(269,644)	$0	$0	$(269,644)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$47,060,950
Accrued discounts (premiums)	148,122
Realized gains (losses)	(1,350)
Change in unrealized gains (losses)	81,203
Purchases	0
Sales	(195,830)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2012	$47,093,095

Change in unrealized gains (losses) relating to securities still held at September 30, 2012	$81,428

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

As of September 30, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At September 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2012	Unrealized losses
12-19-12	265 Short	10-Year U.S. Treasury Notes	$35,373,359	$(269,644)

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.60%

Alabama : 1.61%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue) ±	3.00%	6-1-14	$2,500,000	$2,591,525
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, Assured Guaranty GO of Authority Insured) ±(m)	0.58	11-15-37	14,025,000	14,025,000
Alabama Special Care Facilities Authority Mobile Revenue Series 2605 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.25	11-15-39	27,000,000	27,000,000
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-37	15,050,000	15,048,345
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-38	48,880,000	48,876,578
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	8-1-13	5,845,000	5,982,533
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Utilities Revenue) ±	0.58	7-15-34	6,750,000	6,750,743
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±	4.88	6-1-34	775,000	790,198
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Series A (Health Revenue)	5.00	2-1-13	1,000,000	1,013,740

				122,078,662

Alaska : 2.26%
Alaska Energy Authority Linked Bears & Bulls (Utilities Revenue, FSA Insured)	6.60	7-1-15	5,700,000	6,135,309
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	50,250,000	50,250,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.30	12-1-41	28,000,000	28,000,000
Alaska State Housing Finance Corporation Series 3001 (Housing Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	12-1-41	10,365,000	10,365,000
Alaska State Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.31	12-1-41	75,000,000	75,000,000
Alaska State Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00	8-1-15	2,000,000	2,204,880

				171,955,189

Arizona : 1.67%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±	1.18	2-1-42	52,995,000	52,512,726
Coconino County AZ Pollution Control Various Arizona Public Service Navajo Series A (Utilities Revenue) ±	3.63	10-1-29	8,500,000	8,628,265
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series A (IDR)	5.05	5-1-29	3,000,000	3,012,840
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series E (IDR) ±	6.00	5-1-29	1,000,000	1,069,630
Phoenix AZ IDA (Housing Revenue)	1.38	6-1-14	9,500,000	9,533,535
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.45	9-1-45	51,250,000	51,250,000
Tempe AZ IDA ASU Foundation Project (Miscellaneous Revenue, AMBAC Insured)	5.00	7-1-13	975,000	999,083

				127,006,079

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.08%
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, BankOne NA LIQ) ø	0.19%	12-1-28	$5,700,000	$5,700,000
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue, AGM Insured)	4.00	7-1-27	355,000	370,219

				6,070,219

California : 10.95%
Association of Bay Area Governments Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America NA LOC) ø	0.21	2-1-38	2,000,000	2,000,000
California Educational Facilities Authority Series 3067X (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	10-1-39	9,942,857	9,942,857
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured) ± (n)(m)	0.28	7-15-18	5,100,000	4,743,000
California Infrastructure & Economic Development Bank Revenue Various Refunding The J Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.68	4-1-38	19,950,000	19,949,801
California Infrastructure & Economic Development Bank Revenue Various Refunding The J Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.68	4-1-38	10,200,000	10,199,898
California Infrastructure & Economic Development Bank Revenue Various Refunding The J Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.68	4-1-38	38,400,000	38,399,616
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-38	6,000,000	6,161,820
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.73	8-1-27	5,990,000	5,990,000
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue) %%	5.00	12-1-13	8,000,000	8,450,240
California State Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue) %%	5.00	12-1-14	2,000,000	2,203,380
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-13	3,000,000	3,097,500
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue) %%	5.00	12-1-14	3,000,000	3,224,160
California State Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)%%	5.00	12-1-16	5,215,000	6,017,015
California State PFOTER 4369 (GO, FSA Insured, Dexia Credit Local LIQ) ø	0.83	8-1-32	10,600,000	10,600,000
California State PFOTER 690 (Miscellaneous Revenue, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.34	7-16-23	20,000,000	20,000,000
California State Refunding Series A (GO) ±	0.86	5-1-33	73,000,000	73,064,970
California State School Cash Reserve Program Authority Series R (Miscellaneous Revenue)	2.00	2-1-13	7,730,000	7,764,012
California State School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	2.00	2-1-13	2,000,000	2,007,140
California State School Cash Reserve Program Authority Series Q (Miscellaneous Revenue)	2.00	2-1-13	2,275,000	2,283,827
California State School Cash Reserve Program Authority Series Y (Miscellaneous Revenue)	2.00	1-31-13	6,380,000	6,410,177
California State Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.73	8-1-27	81,325,000	81,325,000
California State Statewide CDA Refunding Thomas Jefferson School Law Series B (Education Revenue)	4.88	10-1-31	4,075,000	4,466,771
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95	12-1-12	1,250,000	1,259,950
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.43	7-1-41	61,975,000	61,975,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.39	7-1-40	42,775,000	42,775,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-40	24,900,000	24,900,000
El Monte CA Union High School District (GO)	5.00	6-1-13	5,000,000	5,160,600

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.63%	6-1-47	$25,000,000	$25,000,000
Golden State Tobacco Securitization Corporation Enhanced Asset Backed Series A (Tobacco Revenue, AMBAC Insured)	4.00	6-1-14	1,000,000	1,030,610
Hemet CA Unified School District COP (Miscellaneous Revenue) ø	1.68	10-1-36	22,645,000	22,645,000
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-41	56,000,000	57,429,680
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-13	9,370,000	9,383,212
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-13	1,250,000	1,298,488
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-14	2,340,000	2,480,119
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-15	3,000,000	3,284,370
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-16	3,280,000	3,718,798
Metropolitan Water District of Southern California Waterworks Series A-1 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.42	7-1-21	15,590,000	15,590,000
Metropolitan Water District of Southern California Waterworks Series A-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-21	9,250,000	9,250,000
Moreno Valley CA Unified School District TRAN (GO)	2.50	10-1-12	5,000,000	5,000,700
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-17	5,225,000	4,873,410
Orange County CA Water District COPS Series 3192X (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	8-15-39	5,240,000	5,240,000
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	0.50	11-1-36	37,725,000	37,725,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	0.55	11-1-36	32,000,000	32,000,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.50	11-1-36	24,850,000	24,850,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.18	3-1-40	22,880,000	23,196,202
Sacramento County CA SFMR PFOTER 2327 (Housing Revenue, FNMA, GNMA Insured, Dexia Credit Local SPA) ø	0.79	10-1-23	8,465,000	8,465,000
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured) 144A	5.00	2-15-13	4,110,000	4,180,034
Southern California Public Power Authority Southern Transmission Series A (Utilities Revenue, AGM Insured, Bank of America NA SPA) ø	0.27	7-1-21	45,985,000	45,985,000
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-27	1,990,000	951,459
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-28	2,100,000	949,179
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-29	2,100,000	896,952
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-30	2,000,000	806,920
Stockton CA Unified School District CAB (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	2-1-31	2,035,000	775,274
Upland CA San Antonio Community Hospital (Miscellaneous Revenue)	3.00	1-1-13	1,790,000	1,798,216
Washington Township CA Health Care District Series A (Health Revenue)	4.50	7-1-13	290,000	297,175
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-14	305,000	322,245
West Basin CA MUD COP Series A-1 (Water & Sewer Revenue) ø	0.23	8-1-27	14,630,000	14,630,000
West Basin CA Municipal Water District Refunding Series A-2 (Water & Sewer Revenue) ø	0.23	8-1-21	3,560,000	3,560,000

				831,984,777

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 1.67%
Arapahoe County CO Certificates IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25%	11-1-19	$49,055	$49,454
Arkansas River Power Authority CO Power Series PT-3575 (Utilities Revenue, XLCA Insured, Dexia Credit Local LIQ) ø	0.92	10-1-21	8,610,000	8,610,000
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±	5.25	10-1-38	2,935,000	3,092,228
Colorado Mid-Cities Metropolitan District #1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.65	12-1-20	3,760,000	3,760,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.39	11-1-36	41,550,000	41,550,000
Colorado State Health Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-14	2,000,000	2,053,520
Denver CO City & County Airport Sub Series F2 (Airport Revenue, Assured Guaranty Insured) ±(m)	0.40	11-15-25	8,950,000	8,950,000
E-470 Public Highway Authority of Colorado Series D2 (Other Revenue, NATL-RE Insured) ±	5.00	9-1-39	1,700,000	1,757,528
University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ø	0.68	6-1-26	6,760,000	6,760,000
University of Colorado Hospital Authority Series B (Education Revenue) ø	0.93	11-15-35	50,000,000	50,000,000

				126,582,730

Connecticut : 0.61%
Bridgeport CT Refunding Series B (GO)	2.00	8-15-13	4,225,000	4,277,179
Capitol Region Education Council CT BAN (GO)	2.00	3-7-13	5,000,000	5,006,350
Connecticut State Development Authority PCR (Utilities Revenue) ±	1.25	9-1-28	9,000,000	9,050,760
Connecticut State HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-14	420,000	442,054
Connecticut State HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-13	2,065,000	2,086,517
Connecticut State Series A (GO) ±	0.88	3-1-16	25,000,000	25,174,250

				46,037,110

Delaware : 0.17%
Delaware PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ø	0.91	7-1-47	6,115,000	6,115,000
Wilmington DE MFHR Lincoln Towers Series A (Housing Revenue, Local or Guaranty Housing Insured)	4.00	7-15-13	7,000,000	7,016,590

				13,131,590

District of Columbia : 1.42%
District of Columbia (GO)	0.20	10-1-12	25,325,000	25,325,000
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.37	6-1-40	12,000,000	12,000,000
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00	12-1-12	6,000,000	6,026,520
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	4-1-38	6,035,000	6,035,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.78	12-1-15	30,000,000	30,001,200
District of Columbia Income Tax Refunding Secured Series E (Tax Revenue) ±	0.78	12-1-15	5,000,000	5,000,200
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	11-1-42	5,000,000	5,000,000
District of Columbia Revenue Various AARP Foundation (Miscellaneous Revenue, Bank of America NA LOC) ø	0.18	10-1-34	3,000,000	3,000,000
District of Columbia Thomas B Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	10-1-37	3,000,000	3,000,000

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ø	0.66%	10-1-44	$12,650,000	$12,651,012

				108,038,932

Florida : 5.38%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue) ±	3.00	12-1-12	500,000	501,695
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue) ±	5.00	12-1-13	4,340,000	4,520,197
Austin Trust Various States Various Certificates Banc of America Series 2008-3029X (Utilities Revenue, NATL-RE Insured, Bank of America NA LIQ) ø	0.40	10-1-35	5,400,000	5,400,000
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.83	6-1-14	62,000,000	62,531,340
Collier County FL IDA NCH Healthcare System Project (Health Revenue)	4.00	10-1-13	1,065,000	1,097,514
Florida HEFA (Education Revenue)	4.00	4-1-13	1,125,000	1,142,213
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (GO)	3.00	12-15-15	1,660,000	1,742,004
Florida State PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.68	7-1-36	43,580,000	43,580,000
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	3.00	12-1-20	14,985,000	15,013,322
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.00	12-1-20	4,990,000	4,989,401
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.35	12-1-20	3,320,000	3,319,768
Gulf Breeze FL Local Government Loan Series K-Tender (Miscellaneous Revenue) ±	1.40	12-1-20	1,000,000	1,005,030
Highlands County FL Health Facilities Authority Various Hospital Adventist Health Series E (Health Revenue, Calyon Bank LOC) ø	0.50	11-15-35	32,475,000	32,475,000
Highlands County FL Health Facilities Authority Adventist Sunbelt Series E (Health Revenue)	4.50	11-15-12	1,395,000	1,402,519
Highlands County FL Health Facilities Authority Series 3187 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	11-15-32	9,375,000	9,375,000
Hillsborough County FL IDA (Utilities Revenue)	5.10	10-1-13	1,130,000	1,130,463
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144Aø	0.20	7-1-13	10,790,000	10,790,000
Lakeland FL Energy System Revenue (Utilities Revenue) ±	1.28	10-1-14	13,350,000	13,392,320
Lee County FL Airport Revenue Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10-1-12	1,750,000	1,750,665
Lee County FL Airport Revenue Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10-1-13	4,140,000	4,308,291
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ø	0.49	10-1-26	835,000	835,000
Miami-Dade County FL Expressway Authority (Transportation Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144Aø	0.40	7-1-18	1,725,000	1,725,000
Miami-Dade County FL IDA Dolphins Stadium Project Series A (IDR) ø	3.08	7-1-32	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series B (IDR) ø	3.08	7-1-32	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series C (IDR) ø	3.08	7-1-32	6,850,000	6,850,000
Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.23	10-1-29	11,870,000	11,870,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Miscellaneous Revenue) 144A	3.59	3-3-16	9,536,685	9,809,052
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00	5-1-31	17,000,000	17,911,880
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.63	7-1-39	6,690,000	6,731,210

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Orange County FL IDA Educational Facilities Various University of Central Florida School Student Housing Foundation, Incorporated Project (Education Revenue, SunTrust Bank LOC) ø	0.37%	6-1-29	$8,210,000	$8,210,000
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ø	0.37	10-1-27	11,850,000	11,850,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	6-1-13	1,400,000	1,442,784
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	2-1-14	12,408,858	12,511,231
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ø	0.37	12-1-22	5,670,000	5,670,000
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, AMBAC Insured) ±(m)	0.79	8-1-30	25,400,000	25,400,000
Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC) ø	0.37	5-1-27	5,015,000	5,015,000
Saint Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, AMBAC Insured) ±(m)	0.50	11-15-34	3,375,000	3,375,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10-1-12	455,000	455,109
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10-1-13	900,000	922,563
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	5.50	10-1-13	340,000	343,924
Tampa FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	3-1-22	750,000	750,000
University of South Florida Research Foundation Incorporated Interdisciplinary Series A (Education Revenue, Bank of America NA LOC) ø	0.24	8-1-34	7,455,000	7,455,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-14	9,500,000	10,147,045
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25	10-1-12	1,905,000	1,905,552

				408,802,092

Georgia : 2.00%
Atlanta GA Airport Passenger Facilities Charge Revenue PUTTER Series 3027 (Airport Revenue, FSA Insured, JPMorgan Chase Bank LIQ) ø	0.33	1-1-13	7,430,000	7,430,000
Burke County GA Development Authority Pollution Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.50	1-1-40	17,000,000	17,134,980
Burke County GA Development Authority Pollution Oglethorpe Power Corporation Vogtle Project Series G (Utilities Revenue) ±	0.90	1-1-39	2,375,000	2,378,254
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00	11-15-13	5,180,000	5,456,353
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-12	2,050,000	2,050,800
Georgia State Series G (GO) ø	0.58	12-1-26	106,305,000	106,222,082
Main Street Natural Gas Incorporated Georgia Series B (Utilities Revenue)	5.00	3-15-14	1,150,000	1,197,656
Metropolitan Atlanta GA Rapid Transit Authority MSTR SGC 61 Class A (Tax Revenue, Societe Generale LOC, AMBAC Insured, Societe Generale LIQ) 144Aø	0.23	7-1-20	8,605,000	8,605,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, AMBAC Insured)	6.00	7-1-13	685,000	714,606
Monroe County GA Development Authority Oglethorpe Power Corporation Scherer Project Series A (Utilities Revenue) ±	0.90	1-1-39	510,000	509,980

				151,699,711

Guam : 0.02%
Guam Government Hotel Occupancy Series A (Tax Revenue)	2.00	11-1-12	1,740,000	1,741,827

Illinois : 4.90%
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-14	1,560,000	1,623,554
Chicago IL Finance Authority Columbia College (Education Revenue)	5.00	12-1-13	1,485,000	1,539,529

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL State University Revenue (Education Revenue, NATL-RE Insured)	4.60%	12-1-12	$1,020,000	$1,022,978
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.38	1-1-13	475,000	481,194
Cook & Will Counties IL Township High School District # 206 (GO, XLCA Insured)	4.00	12-1-12	1,155,000	1,160,821
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	12-1-12	1,110,000	1,114,817
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	6-1-13	435,000	441,838
Illinois Finance Authority Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.55	4-1-13	5,000,000	5,000,000
Illinois Finance Authority Insured Covenant Series A (Housing Revenue, Radian Insured)	4.60	12-1-12	510,000	511,163
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	8-15-13	1,405,000	1,436,570
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-33	179,220,000	179,220,000
Illinois State (GO)	4.00	3-1-14	6,000,000	6,262,740
Illinois State (GO)	5.00	3-1-13	5,000,000	5,095,950
Illinois State (GO, AMBAC Insured)	5.00	4-1-14	855,000	907,335
Illinois State Authority Riverside Health System Series B (Health Revenue) ø	0.20	11-15-16	1,960,000	1,960,000
Illinois State Finance Authority Hospital Sisters Services Series C (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.30	3-15-36	16,500,000	16,500,000
Illinois State ROC RR-II-R 11526 (GO, NATL-RE Insured, Citibank NA LIQ) ø	0.68	4-1-14	3,750,000	3,750,000
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-14	1,000,000	1,077,020
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-15	2,750,000	3,048,320
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-13	6,000,000	6,343,140
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-14	6,900,000	7,434,474
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-14	7,310,000	8,033,763
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-15	10,000,000	11,194,900
Illinois State Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-15	5,000,000	5,701,350
Illinois State Unemployment Insurance Fund Series C (Miscellaneous Revenue)	1.50	6-15-21	33,250,000	33,352,078
Regional Transit Authority IL MSTR SGC 55 Class A (Miscellaneous Revenue, Societe Generale LOC, FGIC, GO of Authority Insured, Societe Generale LIQ) ø	0.23	11-1-21	9,675,000	9,675,000
Regional Transportation Authority IL Various Refunding Series B (Tax Revenue, GO of Authority Insured) ±	0.60	6-1-25	47,690,000	47,690,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, Assured Guaranty Insured)	3.80	12-1-15	3,280,000	3,491,855
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00	1-1-13	3,170,000	3,188,513
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO)	3.00	1-1-13	3,000,000	3,017,760
Will County IL Township High School District # 205 Lockport (GO, AGM Insured) ¤	0.00	12-1-12	1,080,000	1,078,088

				372,354,750

Indiana : 2.16%
Indiana Bond Bank Common School Fund Advance Purchase Funding A (Miscellaneous Revenue, AMBAC Insured)	5.00	2-1-14	1,355,000	1,395,257
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue) ø	0.41	4-15-17	14,295,000	14,295,000

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00%	3-1-13	$1,730,000	$1,750,189
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.67	2-1-35	62,100,000	62,168,310
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.67	2-1-35	54,000,000	54,059,400
Lake Central IN Multi-District School Building BAN (Miscellaneous Revenue)	1.00	12-28-12	30,500,000	30,497,560

				164,165,716

Iowa : 0.04%
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25	12-1-12	1,650,000	1,656,930
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12-1-12	1,500,000	1,508,385

				3,165,315

Kentucky : 0.81%
Kenton County KY Airport Board Airport Refunding Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-13	1,105,000	1,108,702
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	3-1-13	2,740,000	2,779,593
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	3-1-15	2,000,000	2,007,960
Kentucky Economic Development Financial Authority Series 2980 (Health Revenue) 144Aø	0.25	8-15-24	7,000,000	7,000,000
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured) ±	0.95	5-1-20	4,185,000	4,163,949
Northern Kentucky Water Service District BAN (Water & Sewer Revenue)	2.00	9-1-13	19,240,000	19,250,390
Pikeville KY Hospital Revenue BAN Improvement (Health Revenue)	3.00	9-1-13	25,000,000	25,441,250

				61,751,844

Louisiana : 3.68%
Ascension Parish LA IDR Various Impala Warehousing Incorporated US LLC (IDR, Natixis LOC) ø	0.75	12-1-41	30,000,000	30,000,000
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.96	2-1-46	82,170,000	82,181,504
Jefferson Parish LA Hospital Service District #2 Refunding East Jefferson General Hospital (Health Revenue)	3.00	7-1-13	1,945,000	1,971,627
Louisiana Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±	0.93	5-1-43	73,625,000	73,756,789
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.93	5-1-43	31,925,000	31,982,146
Louisiana Offshore Terminal Authority (Airport Revenue) ±	1.60	10-1-37	8,000,000	8,000,560
Louisiana State Series B (GO) ±	0.96	7-15-14	9,555,000	9,579,079
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11-15-13	6,000,000	6,283,440
New Orleans LA Refunding (GO, FGIC Insured)	5.50	12-1-13	750,000	787,208
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-15	14,500,000	12,859,325
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ø	0.37	7-1-38	22,550,000	22,550,000

				279,951,678

Maine : 0.12%
Maine Educational Loan Authority Series A-1 Class A (Education Revenue, Assured Guaranty Insured)	4.30	12-1-12	2,100,000	2,112,159
Maine State Housing Authority Mortgage Revenue Series B (Housing Revenue, KBC Bank NV SPA) ø	0.65	11-15-41	6,750,000	6,750,000

				8,862,159

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.24%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.70%	12-1-17	$4,600,000	$4,600,000
Baltimore County MD Maryland Housing Revenue Weekly Refunding Mortgage (Housing Revenue, KBC Bank NV LOC, GNMA Insured) ø	0.35	9-20-28	9,640,000	9,640,000
Montgomery County MD Housing Opportunities Commission Various Housing Oak Mill II Apartments Series B (Housing Revenue, Bank of America NA LOC) ø	0.23	5-1-26	3,650,000	3,650,000

				17,890,000

Massachusetts : 2.40%
Essex North Shore Agricultural and Technical School District (GO)	2.00	8-30-13	19,000,000	19,228,190
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.83	7-1-38	32,875,000	32,874,671
Massachusetts Development Finance Agency Various Brooksby Village Incorporated Project (Health Revenue, LaSalle Bank NA LOC) ø	0.19	7-1-32	13,960,000	13,960,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured)	5.00	1-1-13	1,875,000	1,880,156
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.43	7-1-42	22,865,000	22,865,000
Massachusetts HEFA Series G (Health Revenue)	4.00	7-1-13	3,850,000	3,927,231
Massachusetts HFA Construction Loan Notes Series C-1 (Housing Revenue)	1.00	12-1-13	5,025,000	5,026,156
Massachusetts State Municipal Wholesale Electric Company Power Supply System Project 6 Series A (Miscellaneous Revenue)	5.00	7-1-13	2,215,000	2,290,244
Massachusetts State Refinance Series A (GO) ±	0.48	2-1-13	19,000,000	19,000,000
Massachusetts State Refinance Series A (GO) ±	0.66	2-1-14	14,000,000	14,000,000
Massachusetts State Various Consolidated Loan Series A (GO) ±	0.63	9-1-15	5,000,000	5,000,300
Massachusetts State Various Refunding Series A (GO) ±	0.66	2-1-16	13,000,000	13,000,650
Massachusetts State Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.63	8-1-25	25,965,000	25,965,000
Massachusetts State Water Resources Series D Class 6 (Water & Sewer Revenue, FSA Insured, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø	0.63	8-1-25	2,985,000	2,985,000

				182,002,598

Michigan : 1.95%
Bishop International Airport Authority Michigan Refunding Series B (Airport Revenue)	2.50	12-1-12	1,090,000	1,090,458
Bishop International Airport Authority Michigan Refunding Series B (Airport Revenue)	2.50	12-1-13	1,105,000	1,105,133
Detroit MI Capital Improvement Limited Tax Series A-1 (GO)	5.00	4-1-13	700,000	690,879
Detroit MI City School District PFOTER-3556 (GO) ø	0.68	5-1-25	13,300,000	13,300,000
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC Small Business Lending Fund Insured)	5.00	5-1-13	1,935,000	1,983,065
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.35	5-1-29	11,385,000	11,385,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.50	5-1-30	12,665,000	12,665,000
Detroit MI Distribution State Aid JPMorgan Chase PUTTER/DRIVER Series 3789 (GO, JPMorgan Chase Bank LIQ) 144Aø	0.43	5-1-18	15,250,000	15,250,000
Detroit MI Sewage Disposal (Water & Sewer Revenue, NATL-RE Insured) ø	0.83	7-1-21	11,415,000	11,415,000
Detroit MI Water Supply System Prerefunded Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-13	345,000	357,244
Detroit MI Water Supply System Unrefunded Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-13	455,000	468,850

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan State Comprehensive Transportation PFOTER 2754 (Tax Revenue, FSA Insured, Dexia Credit Local LIQ) ø	0.72%	5-15-23	$1,080,000	$1,080,000
Michigan State Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-13	10,000,000	10,275,000
Michigan State Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-14	2,475,000	2,626,619
Michigan State Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-14	1,000,000	1,036,080
Michigan State Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-15	1,500,000	1,661,925
Michigan State Finance Authority Refunding Hospital Oakwood Obligation (Health Revenue)	3.00	11-1-13	1,025,000	1,051,414
Michigan State Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-15	2,700,000	2,931,228
Michigan State Finance Authority Unemployment Obligation Assessment Series A (Miscellaneous Revenue)	5.00	7-1-14	5,000,000	5,404,400
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11-1-12	3,645,000	3,661,694
Michigan State Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11-1-13	6,040,000	6,352,812
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±	3.05	8-1-24	8,130,000	8,158,943
Michigan State Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±	2.80	12-1-13	1,000,000	1,021,800
Waterford MI School District (GO)	1.00	9-24-13	10,000,000	10,020,300
Wayne County MI Airport Authority Revenue AMT Refunding Detroit Metropolitan Airport Series A (Airport Revenue)	3.00	12-1-12	14,995,000	15,056,629
Wayne County MI Airport Authority Revenue Refunding Detroit Metropolitan Airport Series B (Airport Revenue)	5.00	12-1-13	3,710,000	3,904,181
Wayne County MI Airport Authority Revenue Refunding Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-13	3,830,000	4,030,462

				147,984,116

Minnesota : 0.25%
Austin MN Housing & RDA Refunding Various Cedars Austin Series A (Housing Revenue, Bank of America NA LOC) ø	0.57	4-1-29	1,000,000	1,000,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospitals Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.21	8-15-37	4,225,000	4,225,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(n)(m)	0.26	11-15-17	10,800,000	10,017,000
Minnesota HEFA (Education Revenue)	3.00	10-1-12	500,000	500,070
Minnesota HEFA (Education Revenue)	3.00	10-1-13	500,000	506,445
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11-15-12	1,400,000	1,408,316
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11-15-13	1,500,000	1,573,935

				19,230,766

Mississippi : 0.17%
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±	0.60	5-1-37	3,500,000	3,498,110
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	2.25	12-1-40	9,070,000	9,112,085

				12,610,195

Missouri : 0.48%
Missouri Illinois Bi-State Development Agency Metropolitan Refunding (Tax Revenue)	4.00	10-15-13	14,570,000	15,039,883
PFOTER Series 4085 (Airport Revenue) ø	0.95	7-1-22	11,330,000	11,330,000

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Saint Louis MO PFOTER 3584 (Airport Revenue, NATL-RE Insured, Dexia Credit Local LIQ) ø	0.88%	7-1-30	$10,285,000	$10,285,000

				36,654,883

Nebraska : 0.45%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-12	7,140,000	7,193,907
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-13	19,280,000	20,132,176
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-14	6,800,000	7,211,876

				34,537,959

Nevada : 0.48%
Clark County NV Airport Revenue ROC RR-II-R 11823 (Airport Revenue, Citibank NA LIQ) 144Aø	0.38	1-1-18	8,250,000	8,250,000
Clark County NV School District (GO, AGM Insured)	5.25	6-15-13	6,410,000	6,635,504
Nevada State Refunding Colorado River Commission Hoover (GO) %%	5.00	10-1-14	3,150,000	3,437,879
Nevada State Refunding Colorado River Commission Hoover Series E (GO) %%	4.00	10-1-13	1,975,000	2,049,438
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-13	1,405,000	1,409,060
Washoe County NV (GO) 144Aø	0.63	12-10-30	15,020,000	15,020,000

				36,801,881

New Hampshire : 0.23%
Merrimack New Hampshire TAN (GO)	1.00	12-28-12	14,250,000	14,262,825
New Hampshire State Turnpike System (Transportation Revenue)	4.00	10-1-13	3,085,000	3,199,361

				17,462,186

New Jersey : 6.90%
Aberdeen Township NJ BAN (GO) ±	1.25	10-15-12	11,341,550	11,342,457
Atlantic City NJ Refunding (GO)	5.00	8-15-13	1,360,000	1,408,552
Camden County NJ Improvement Authority Series A (Miscellaneous Revenue, Assured Guaranty Insured)	4.00	12-1-12	1,825,000	1,836,735
Carlstadt-East Rutherford NJ Regional School District (GO)	1.50	10-4-13	2,000,000	2,010,820
Carteret NJ BAN (GO)	1.50	2-8-13	3,700,000	3,708,177
Casino Reinvestment Development Authority New Jersey Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	6-1-13	5,330,000	5,462,770
Clinton NJ BAN (GO)	1.50	8-23-13	3,693,935	3,715,914
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series B (Resource Recovery Revenue) ±	3.38	12-1-29	1,210,000	1,216,135
Hudson County NJ Improvement Authority Series M-1 (Miscellaneous Revenue)	1.50	8-7-13	7,000,000	7,050,680
Lumberton Township NJ (GO)	1.50	10-18-12	2,640,000	2,640,607
Monmouth County NJ Improvement Authority (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-12	1,000,000	1,006,110
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) ø	0.50	12-15-20	10,625,000	10,625,000
New Jersey EDA Refunding Cigarette Tax (Tobacco Revenue)	5.00	6-15-13	4,000,000	4,127,160
New Jersey EDA Refunding Cigarette Tax (Tobacco Revenue)	5.00	6-15-14	2,500,000	2,668,750
New Jersey EDA School Facilities Construction (Miscellaneous Revenue) ±	1.00	2-1-15	12,000,000	11,997,240
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.88	2-1-16	59,540,000	61,230,936
New Jersey HCFR (Health Revenue)	4.00	1-1-13	910,000	916,698
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-13	1,035,000	1,067,623
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-14	14,820,000	15,560,259
New Jersey Health Care Facilities RWJ Health Care Corporation Series B (Health Revenue, RADIAN Insured)	5.00	7-1-13	1,000,000	1,023,660

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Health Care Trinatas Hospital (Health Revenue)	4.80%	7-1-13	$3,530,000	$3,619,874
New Jersey HFFA Catholic Health Care East (Health Revenue)	5.00	11-15-12	1,490,000	1,497,882
New Jersey Sports & Exposition Authority Series A (Miscellaneous Revenue)	5.00	3-1-13	2,225,000	2,265,495
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.72	6-1-20	11,220,000	11,206,760
New Jersey State PFOTER 4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.75	9-1-29	41,600,000	41,600,000
New Jersey State Transit Corporation Certificates Subordinated Federal Transit Administration Grants Series B (Miscellaneous Revenue)	5.75	9-15-13	10,000,000	10,045,600
New Jersey State Turnpike Authority Series C-1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.41	1-1-24	142,300,000	142,300,000
New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE, FGIC Insured) ø	0.25	1-1-18	70,000,000	70,000,000
New Jersey TTFA PFOTER 109 (Transportation Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.86	12-15-30	50,435,000	50,435,000
New Jersey TTFA ROC RR-II-R 11939 (Transportation Revenue, Citibank NA LIQ) 144Aø	0.53	12-15-20	6,700,000	6,700,000
Newark NJ BAN General Improvement Series B (GO, State Aid Withholding Insured)	2.50	6-28-13	3,000,000	3,014,850
Newark NJ School Promissory Notes Series C (GO, State Aid Withholding Insured)	2.50	6-28-13	1,100,000	1,105,445
North Arlington New Jersey (GO)	1.50	5-24-13	4,462,000	4,481,856
Perth Amboy NJ General Improvement Public Safety (GO, AGM Insured)	2.00	3-15-14	1,505,000	1,536,199
Seaside Heights NJ BAN Series C (GO)	1.25	8-2-13	3,202,862	3,211,446
Wall Township NJ BAN (GO)	1.50	6-12-13	17,326,000	17,402,408
Wildwood NJ BAN (GO)	2.00	10-26-12	2,900,000	2,901,943

				523,941,041

New Mexico : 0.07%
Pueblo of Sandia New Mexico Series A (GO) ø	1.68	3-1-15	5,520,000	5,520,000

New York : 15.83%
Binghamton NY City School District (GO)	1.25	1-25-13	2,725,000	2,729,251
Board Cooperative Educational Services New York Sole Revenue Anticipation Notes (Miscellaneous Revenue)	1.50	6-25-13	3,500,000	3,516,800
Board Cooperative Educational Services New York Sole Revenue Anticipation Notes (Miscellaneous Revenue, GO of Board Insured)	1.50	6-28-13	5,000,000	5,020,750
Broome County NY BAN (GO)	1.50	5-9-13	27,667,000	27,754,151
Broome County NY BAN (GO)	2.00	5-9-13	2,145,000	2,159,007
Churchville NY BAN (GO)	1.50	7-3-13	2,475,000	2,483,539
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO) 144Aø	0.53	12-1-29	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO) 144Aø	0.53	9-1-29	12,930,000	12,930,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO) 144Aø	0.53	6-1-30	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO) 144Aø	0.53	7-1-22	12,610,000	12,610,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO) 144Aø	0.53	7-1-22	10,695,000	10,695,000
East Ramapo NY Central School District TAN (GO, State Aid Withholding Insured)	1.25	10-26-12	14,975,000	14,979,942
Elmira City NY School District Revenue Anticipation Notes Series C (GO, State Aid Withholding Insured)	1.50	3-20-13	5,000,000	5,020,000
Freeport NY BAN Series C (GO)	1.50	5-9-13	8,100,000	8,128,026
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ø	0.32	7-1-32	2,295,000	2,295,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.30	12-1-29	35,000,000	35,000,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-29	27,500,000	27,500,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.40	12-1-29	24,430,000	24,430,000

12

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35%	12-1-29	$7,000,000	$7,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Sub Series-B-4 (Transportation Revenue, KBC Bank NV LOC) ø	0.49	11-1-25	5,500,000	5,500,000
Metropolitan Transportation Authority New York Sub Series B-3B (Miscellaneous Revenue) ±	0.73	11-1-30	13,720,000	13,757,044
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ø	0.25	11-1-35	27,900,000	27,900,000
Metropolitan Transportation Authority New York Sub Series E-2 (Transportation Revenue, BNP Paribas LOC) ø	0.27	11-1-35	45,600,000	45,600,000
Mineola NY Union Free School District (GO)	1.25	6-28-13	8,000,000	8,037,600
Monroe County NY Industrial Development Corporation Refunding St John Fisher College Series A (Education Revenue)	3.00	6-1-13	325,000	329,735
Monroe County NY Industrial Development Corporation Refunding St John Fisher College Series A (Education Revenue)	4.00	6-1-15	845,000	900,314
Nassau County NY TAN Series B (GO)	2.50	10-31-12	27,000,000	27,050,220
New York City NY Adjusted Fiscal 2008 Sub Series J-11 (GO, KBC Bank NV SPA) ø	0.25	8-1-27	12,700,000	12,700,000
New York City NY Adjusted Fiscal 2008 Sub Series J-5 (GO, Dexia Credit Local SPA) ø	0.27	8-1-28	4,080,000	4,080,000
New York City NY Adjusted Series H Sub Series H-6 (GO, NATL-RE Insured, Dexia Bank SPA) ø	0.38	8-1-13	6,400,000	6,400,000
New York City NY Adjusted Sub Series H-1 (GO, Dexia Credit Local LOC) ø	0.25	1-1-36	58,265,000	58,265,000
New York City NY Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.30	8-1-26	31,750,000	31,750,000
New York City NY Fiscal 2008 Sub Series C-4 (GO, Assured Guaranty Insured) ±(m)	0.33	10-1-27	67,650,000	67,650,000
New York City NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-13	1,000,000	1,025,420
New York City NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-14	1,750,000	1,835,243
New York City NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-15	1,920,000	2,052,672
New York City NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA-3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-32	5,000,000	5,000,000
New York City NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-32	13,365,000	13,365,000
New York City NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.28	6-15-33	9,300,000	9,300,000
New York City NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.23	6-1-36	13,400,000	13,400,000
New York City NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.25	6-1-36	27,125,000	27,125,000
New York City NY Series A-1 (Tax Revenue) ø	0.21	11-15-28	22,000,000	22,000,000
New York City NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.40	11-1-22	31,600,000	31,600,000
New York City NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.27	8-1-22	32,000,000	32,000,000
New York City NY Various Sub Series G-3 (GO) ø	0.21	8-1-14	4,395,000	4,395,000
New York City NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.27	3-1-34	12,615,000	12,615,000
New York City NY Various Sub Series H-7 (GO, KBC Bank NV LOC) ø	0.32	3-1-34	21,695,000	21,695,000
New York Greater Southern Tier Board Corporative (Miscellaneous Revenue)	1.50	6-28-13	25,000,000	25,124,750
New York NY Adjusted Series A-4 (GO, KBC Bank NV LOC) ø	0.30	8-1-38	11,300,000	11,300,000
New York State Dormitory Authority Lease State University Dormitory Facilities Series B (Education Revenue, XLCA Insured) ±	5.25	7-1-32	1,700,000	1,762,356
New York State Dormitory Authority Rochester General Hospital (Health Revenue)	5.00	12-1-14	3,275,000	3,493,967
New York State Dormitory Authority Series B (Education Revenue)	5.00	7-1-13	1,750,000	1,808,293
New York State Dormitory Authority Series B (Education Revenue)	5.00	7-1-15	1,000,000	1,103,940

13

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York State Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue) ±	3.00%	2-1-29	$3,000,000	$3,030,090
New York State Energy R&D Authority Niagara Series A (Resource Recovery Revenue, AMBAC Insured) ±(n)(m)	0.56	10-1-13	21,260,000	21,153,700
New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured) ±(m)	1.26	10-1-28	1,325,000	1,325,000
New York State Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM, GO of Corporation Insured) ± (n)(m)	0.14	4-1-17	51,500,000	49,182,500
New York State Thruway Authority Series 2800 (Transportation Revenue, Morgan Stanley Bank LIQ) ø	0.18	4-1-20	14,865,000	14,865,000
New York State Urban Development Corporation Series SG-163 (Tax Revenue, FGIC, Insured, Societe Generale SPA) ø	0.21	3-15-28	5,740,000	5,740,000
New York Urban Development Corporation (Housing Revenue)	5.88	2-1-13	35,830,000	35,959,346
Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue) ±	5.45	11-15-26	3,450,000	3,466,284
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±	5.55	11-15-24	2,020,000	2,026,585
Norfolk NY BAN (GO)	1.50	7-19-13	2,400,000	2,407,728
Oyster Bay NY Series A (GO)	2.00	6-7-13	6,500,000	6,540,560
Oyster Bay NY Series B (GO)	3.00	8-9-13	75,255,000	76,765,368
Ramapo NY Series A (GO)	2.00	5-29-13	10,000,000	10,088,200
Rockland County NY (GO)	3.50	1-15-14	745,000	768,721
Rockland County NY BAN Series C (GO)	2.50	8-30-13	3,340,000	3,360,608
Rockland County NY RAN Series C (GO)	2.50	9-24-13	6,060,000	6,088,603
Rockland County NY Revenue Anticipation Notes (GO)	2.50	3-6-13	13,500,000	13,541,175
Rockland County NY Revenue Anticipation Notes Series B (GO)	3.75	6-28-13	5,000,000	5,035,850
Rockland County NY TAN (GO)	2.50	3-6-13	9,000,000	9,027,450
Salmon River NY Central School District Revenue Anticipation Notes (GO, State Aid Withholding Insured)	1.50	6-21-13	12,000,000	12,044,280
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.58	4-1-14	25,850,000	25,832,422
Suffolk County NY Water Authority BAN Series III (GO)	2.00	9-12-13	33,000,000	33,464,310
Triborough and Tunnel Authority Various Refunding General Sub Series B-C (Transportation Revenue) ±	1.00	1-1-30	13,700,000	13,726,030
Triborough Bridge and Tunnel Authority Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.74	1-1-31	40,800,000	40,814,688
Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC) ø	0.26	10-1-34	7,505,000	7,505,000
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11-1-12	1,500,000	1,505,805
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11-1-13	2,500,000	2,607,325
Wyandanch NY Union Free School District TAN (GO, State Aid Withholding Insured)	3.25	6-28-13	2,375,000	2,383,408

				1,202,494,056

North Carolina : 0.78%
New Hanover County NC Hospital Refunding New Hanover Regional Medical B-2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.30	10-1-26	13,205,000	13,205,000
New Hanover County NC Series A-1 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.31	10-1-23	3,925,000	3,925,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE, IBC Insured)	7.00	1-1-13	1,440,000	1,460,405
North Carolina Educational Facilities Wingate University (Education Revenue) ø	0.21	5-1-22	8,445,000	8,445,000
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	4.00	11-15-12	1,085,000	1,090,056
North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00	10-1-12	3,205,000	3,205,577
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-15	500,000	558,410
North Carolina State Eastern Municipal Power Refunding Series D (Utilities Revenue) %%	5.00	1-1-14	4,265,000	4,498,765

14

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina State Eastern Municipal Power Refunding Series D (Utilities Revenue) %%	5.00%	1-1-15	$11,585,000	$12,688,124
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.60	12-1-41	10,000,000	10,018,700

				59,095,037

North Dakota : 0.07%
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-14	4,485,000	4,754,459
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20	6-30-13	490,000	511,825

				5,266,284

Ohio : 1.89%
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	3.00	12-1-13	1,535,000	1,571,410
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-14	1,580,000	1,677,312
Cuyahoga County OH Doan Classroom Apartments Project (Miscellaneous Revenue)	1.05	10-15-12	5,700,000	5,701,995
Cuyahoga County OH Hawks Landing Apartments Project (Housing Revenue)	0.85	4-30-13	5,490,000	5,495,161
Hamilton County OH Student Housing Block 3 Project (Housing Revenue) ø	0.39	8-1-36	23,430,000	23,430,000
Lake County OH Port Authority Housing Revenue Mary Rose Estate Apartments Project (Housing Revenue)	0.80	7-15-13	3,500,000	3,503,500
Marion OH BAN (GO)	2.00	9-12-13	1,130,000	1,137,887
Oakwood OH BAN (GO)	1.50	10-4-12	5,345,000	5,345,481
Oakwood Village OH Series 1 (GO)	1.50	12-28-12	2,470,500	2,475,737
Oakwood Village OH Series 2 (GO)	1.50	10-2-13	2,809,500	2,828,099
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-23	58,100,000	58,479,393
Ohio Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC) ø	0.32	11-1-25	460,000	460,000
Ohio State Solid Waste Disposal (Resource Recovery Revenue) ±	0.55	11-1-35	12,200,000	12,200,000
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.63	7-1-21	310,000	311,659
Scioto County OH Marine Terminal Facility Refunding Norfolk Southern Corporation Project (IDR) ±	5.30	8-15-13	3,000,000	3,009,900
Steubenville OH Refinance Authority Trinity Health System (Health Revenue)	2.00	10-1-12	1,000,000	1,000,020
Warrensville Height OH City School District School Improvement (GO, NATL-RE, FGIC Insured)	7.00	12-1-14	1,150,000	1,268,370
Warrensville Heights OH (Tax Revenue)	2.38	2-26-13	10,217,000	10,250,614
Warrensville Heights OH Series 2 (GO)	1.75	2-26-13	575,000	577,237
Warrensville Heights OH Series 3 (GO)	1.75	9-4-13	2,500,000	2,519,925

				143,243,700

Oklahoma : 0.57%
Hulbert OK EDA Oklahoma Various Refunding Clear Creek Monastery (Miscellaneous Revenue, Bank of America NA LOC) ø	0.42	7-1-36	8,160,000	8,160,000
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-15	735,000	750,354
Oklahoma Development Finance Authority Health System Integris Baptist Series A-2 (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA) ø	0.20	8-15-35	26,910,000	26,910,000
Oklahoma School District and County (Tax Revenue)	0.75	6-28-13	7,785,000	7,782,587

				43,602,941

15

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 3.67%
Allegheny County PA Hospital Development Authority Health System West Pennsylvania Series A (Health Revenue)	5.00%	11-15-12	$1,340,000	$1,313,200
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	5-15-13	1,735,000	1,784,170
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.23	5-15-38	21,000,000	21,059,220
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.97	5-1-37	5,000,000	5,000,000
Blair County PA Hospital Authority Altoona Regional Health System (Health Revenue)	4.00	11-15-12	2,865,000	2,876,088
Blair County PA Hospital Authority Altoona Regional Health System (Health Revenue)	4.00	11-15-13	1,315,000	1,352,570
Chambersburg PA Wilson School Project (Education Revenue) ø	0.22	11-1-37	26,180,000	26,180,000
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10-1-12	350,000	350,042
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10-1-13	495,000	500,787
Delaware County PA Authority PFOTER 565 (Education Revenue, Bank of America NA LIQ) ø	0.48	11-15-16	14,595,000	14,595,000
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-13	1,315,000	1,320,457
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.43	7-1-17	7,500,000	7,500,000
Delaware Valley PA Regional Finance Authority MSTR Series SGC 62 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.24	6-1-27	16,655,000	16,655,000
Delaware Valley PA Regional Finance Authority MSTR Series SGC 63 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.24	6-1-37	14,165,000	14,165,000
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.42	12-1-20	9,300,000	9,300,000
Delaware Valley Pennsylvania Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.40	6-1-42	25,040,000	25,040,000
Harrisburg PA Authority Resources Guaranteed Sub Series D-2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-33	4,700,000	4,724,910
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10-15-12	4,075,000	4,082,213
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-12	8,755,000	8,777,238
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-13	9,150,000	9,276,636
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-13	3,055,000	3,114,634
Pennsylvania EDFA Various Refunding Republic Services Incorporated B (Resource Recovery Revenue) ±	0.55	12-1-30	9,375,000	9,375,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	2.63	12-1-33	7,700,000	7,733,110
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	2.13	11-1-31	3,040,000	3,041,581
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	3.50	5-15-13	7,905,000	8,054,484
Pennsylvania State Turnpike Commission Series B (Transportation Revenue) ±	0.83	6-1-14	6,770,000	6,774,468
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±	0.80	12-1-12	14,675,000	14,680,283
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.08	12-1-13	23,120,000	23,227,970
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10-1-13	500,000	519,820
Philadelphia PA RDA (Miscellaneous Revenue)	2.00	4-15-13	5,000,000	5,036,900
Pittsburgh PA Water and Sewer Authority Series C-1D (Water & Sewer Revenue) ±	1.40	9-1-35	6,000,000	6,002,220
Reading PA GO Notes Series A (GO)	4.00	11-15-13	2,000,000	2,049,420

16

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Scranton PA School District Series A (GO, AGM State Aid Withholding Insured)	2.00%	4-1-13	$1,000,000	$1,007,620
Tioga County PA Industrial Development Authority Mansfield Series C-1 (Housing Revenue)	3.00	3-1-14	12,000,000	12,208,200

				278,678,241

Puerto Rico : 3.39%
Puerto Rico Commonwealth Aqueduct & Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-13	3,590,000	3,704,988
Puerto Rico Commonwealth Aqueduct & Senior Lien Series A (Water & Sewer Revenue, Assured Guaranty Insured)	5.00	7-1-15	3,075,000	3,342,464
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B (Miscellaneous Revenue)	5.00	12-1-12	7,190,000	7,244,500
Puerto Rico Commonwealth Government Development Series B (Miscellaneous Revenue)	5.00	12-1-13	3,405,000	3,567,044
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50	7-1-13	1,030,000	1,066,483
Puerto Rico Commonwealth Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.78	7-1-30	970,000	970,000
Puerto Rico Commonwealth Highway and Transportation Authority PFOTER 3189 (Transportation Revenue) ø	0.88	7-1-41	141,685,000	141,685,000
Puerto Rico Commonwealth Public Improvement National (GO)	5.50	7-1-13	4,500,000	4,659,390
Puerto Rico Commonwealth Various Refunding Series C-5 (Miscellaneous Revenue, AGM Insured) ø	2.58	7-1-21	24,905,000	24,905,000
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	7-1-15	2,000,000	2,180,600
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue)	5.50	7-1-15	1,145,000	1,256,054
Puerto Rico Electric Power Authority Series UU (Utilities Revenue)	5.00	7-1-14	1,245,000	1,319,762
Puerto Rico Electric Power Authority Series UU (Utilities Revenue)	5.00	7-1-15	1,000,000	1,083,040
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-13	5,220,000	5,395,027
Puerto Rico HFA AMT Subordinated Capital Fund Modernization (Housing Revenue)	5.00	12-1-12	6,315,000	6,363,815
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-15	4,520,000	5,042,241
Puerto Rico Highway & Transportation Authority Series DCL-007 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.78	1-1-28	6,625,000	6,625,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-14	1,595,000	1,676,249
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	7-1-13	1,000,000	1,041,460
Puerto Rico Industrial Tourist Educational & Environmental Control International University Project (Education Revenue)	3.00	10-1-12	4,245,000	4,245,849
Puerto Rico Industrial Tourist Educational Adjusted Ana G Mendez University System Project (Education Revenue)	3.00	4-1-13	1,640,000	1,653,333
Puerto Rico Municipal Finance Agency Series A (GO)	5.00	8-1-14	1,420,000	1,507,671
Puerto Rico Municipal Finance Agency Series C (GO, AGM Insured)	5.00	8-1-13	1,000,000	1,034,230
Puerto Rico Municipal Finance Agency Series C (GO)	5.00	8-1-14	3,655,000	3,880,660
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.24	8-1-57	15,000,000	15,000,000
University of Puerto Rico Refunding System Series P (Education Revenue)	5.00	6-1-13	5,425,000	5,557,045
University of Puerto Rico Refunding System Series Q (Education Revenue)	5.00	6-1-13	1,750,000	1,792,595

				257,799,500

Rhode Island : 0.24%
Cranston RI Refunding Series B (GO)	2.00	7-1-14	1,250,000	1,273,050
Cranston RI Refunding Series B (GO)	3.00	7-1-15	1,000,000	1,046,190

17

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island (continued)
Providence RI Series C (GO, NATL-RE, FGIC Insured)	5.50%	1-15-13	$1,890,000	$1,912,378
Rhode Island Convention Center Authority (Miscellaneous Revenue, NATL-RE Insured)	5.25	5-15-15	13,160,000	13,774,704

				18,006,322

South Carolina : 0.86%
Mount Pleasant SC Water & Sewer System Series B (Water & Sewer Revenue) ø	0.19	12-1-25	2,000,000	2,000,000
Piedmont SC Municipal Power Agency CAB 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured) ¤	0.00	1-1-13	6,065,000	6,050,141
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-13	1,000,000	1,014,690
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.93	8-1-39	41,600,000	41,290,912
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-14	870,000	889,505
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	8-1-13	865,000	886,634
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue) %%	5.00	12-1-13	5,840,000	6,153,258
South Carolina State Public Services Authority Santee Cooper Series C (Water & Sewer Revenue) %%	5.00	12-1-14	3,185,000	3,492,193
South Carolina State Public Services Authority Santee Cooper Series B (Water & Sewer Revenue)	5.00	12-1-13	3,625,000	3,821,511

				65,598,844

South Dakota : 0.01%
Minnehaha County SD Bethany Lutheran Home Project Series A (Health Revenue)	7.00	12-1-23	400,000	404,536

Tennessee : 4.86%
Chattanooga Hamilton County TN Refunding Erlanger Health (Health Revenue, AGM Insured)	5.00	10-1-12	1,075,000	1,075,409
Chattanooga Hamilton County TN Refunding Erlanger Health (Health Revenue, AGM Insured)	5.00	10-1-12	2,220,000	2,220,844
Chattanooga TN Health Educational & Southern Adventist University (Education Revenue) ø	0.22	12-1-30	4,515,000	4,515,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, NATL-RE Insured)	6.25	1-1-13	3,000,000	3,041,850
Memphis Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	1-1-28	4,530,000	4,530,000
Metropolitan Government of Nashville & Davidson Counties TN (Water & Sewer Revenue, NATL-RE, FGIC Insured)	5.20	1-1-13	1,640,000	1,660,680
Metropolitan Nashville TN Airport Authority (Airport Revenue, Societe Generale LOC) ø	0.66	7-1-19	3,300,000	3,300,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	2-1-36	13,950,000	13,950,000
Montgomery County TN Public Building Authority Various Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	7-1-38	25,140,000	25,140,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue) ø	0.40	12-1-16	157,000,000	157,000,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase Bank NA LOC) ø	0.40	12-1-16	30,000,000	30,000,000
Tennergy Corporation Tennessee PUTTER Gas Project Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.32	5-1-16	50,000,000	50,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-13	13,735,000	14,250,063
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-14	2,765,000	2,885,250

18

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue) ##	5.00%	9-1-14	$22,150,000	$23,426,948
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-15	15,245,000	16,537,928
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-16	1,000,000	1,104,600
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-16	6,480,000	7,063,070
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-17	6,850,000	7,551,988

				369,253,630

Texas : 10.54%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	8-15-34	4,655,000	4,842,271
Austin TX Sub Series B (Tax Revenue, Bank of America NA LOC) ø	0.19	11-15-29	12,365,000	12,365,000
Central Texas Regional Mobility Authority (Transportation Revenue, NATL-RE, FGIC Insured)	5.00	1-1-13	2,720,000	2,737,109
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.44	7-1-31	28,375,000	28,375,000
Deutsche Bank Trust 329 (Transportation Revenue) ø	0.26	8-15-29	18,320,000	18,320,000
Eagle Mountain & Saginaw TX Independent School District MSTR Series SGA 141 (GO, Permanent School Fund Guaranteed Insured, Societe Generale LIQ) ø	0.49	8-15-30	875,000	875,000
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Guaranteed Insured) ±	2.50	8-1-50	2,000,000	2,065,800
Harris County TX Cultural Education Mortgage Baylor College (GO) ø	1.23	11-15-45	13,375,000	13,408,438
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.45	7-1-31	35,825,000	35,825,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.45	7-1-31	23,425,000	23,425,000
Harris County TX MSTR SGC 31 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.24	8-15-35	23,695,000	23,695,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.77	8-15-21	25,430,000	25,436,103
Harris County TX Series 3060X (Transportation Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	8-15-38	6,125,000	6,125,000
Houston City TX Water Conveyance System Series J (Miscellaneous Revenue, AMBAC Insured)	6.25	12-15-13	3,500,000	3,667,685
Houston TX Higher Education Finance Corporation Rice University Series A (Education Revenue) ø	0.25	11-15-29	47,500,000	47,500,000
Houston TX PFOTER 265 (Utilities Revenue, FSA Insured, Dexia Credit Local LIQ) ø	0.75	12-1-28	6,850,000	6,850,000
Houston TX Utility System Revenue Refunding Combined First Lien Security Industry & Financial Market Association Index Series A (Miscellaneous Revenue) ±	0.73	5-15-34	29,800,000	29,855,130
Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured, Bank of America NA SPA) ø	0.27	12-1-23	12,495,000	12,495,000
Katy TX Independent School District Various Refunding Series C (GO, PSF-GTD Insured) ±	0.80	8-15-36	14,500,000	14,537,700
Lower Colorado River TX Authority Revenue Prefunded-2012-5 (Utilities Revenue)	5.25	5-15-14	60,000	61,871
Lower Colorado River TX Authority Revenue Prefunded-2012-6 (Utilities Revenue)	5.25	5-15-14	10,000	10,312
Lower Colorado River TX Authority Revenue Prerefunded 2012-4 Refunding & Improvement (Utilities Revenue, AMBAC Insured)	5.25	5-15-14	50,000	51,544
Lower Colorado River TX Authority Series A (GO)	0.21	10-3-12	20,845,000	20,845,000
Lower Colorado River TX Authority Unrefunded Balance-2012-7 (Utilities Revenue)	5.25	5-15-14	365,000	376,107
Lower Colorado River TX Prefunded-2012-7 (Utilities Revenue)	5.25	5-15-14	15,000	15,468

19

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Health Revenue) ±	3.05%	7-1-30	$10,110,000	$10,122,840
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ±	0.55	1-1-20	22,300,000	22,300,000
North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, NATL-RE Insured)	5.75	8-15-13	1,570,000	1,576,217
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±	0.86	7-1-19	31,860,000	31,860,319
North Texas Tollway Authority First Tier Series L-2 (Transportation Revenue) ±	6.00	1-1-38	17,560,000	17,800,396
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-15	1,700,000	1,891,641
Sherman TX Independent School District School Building (GO, PSF-GTD Insured) ±	0.90	8-1-36	3,875,000	3,873,799
Tarrant County TX Cultural Education Facilities Financing Corporation PFOTER Series 1762 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.25	2-15-36	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities Financing Corporation PFOTER Series 2834 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.25	2-15-36	31,970,000	31,970,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-14	3,945,000	4,177,439
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-15	575,000	617,188
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.30	9-15-18	77,390,000	77,390,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-17	62,435,000	70,590,260
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.96	9-15-17	38,040,000	37,725,409
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.65	9-15-17	78,150,000	77,423,987
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.81	12-15-17	5,980,000	5,813,935
Texas PFA (Miscellaneous Revenue)	2.60	7-1-20	18,050,000	18,198,010
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-15	1,780,000	1,939,559
Texas State Transportation Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.60	4-1-26	25,500,000	25,500,000
Texas Veterans Series C (GO) ø	0.18	12-1-40	300,000	300,000
Weslaco TX Health Facilities Development Various Refunding and Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	1.18	6-1-38	7,540,000	7,540,000
Weslaco TX Health Facilities Development Various Refunding Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	1.18	6-1-31	8,620,000	8,620,000

				800,866,537

Virgin Islands : 0.24%
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10-1-12	300,000	300,063
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10-1-13	400,000	409,280
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-12	10,500,000	10,503,045
Virgin Islands PFA Subordinated Lien Series C (Miscellaneous Revenue)	5.00	10-1-12	6,675,000	6,676,869

				17,889,257

Virginia : 0.62%
Alexandria VA IDA Various American Association Study Liver Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.37	8-1-36	1,260,000	1,260,000
Alexandria VA IDA Various American Statistical Association (IDR, SunTrust Bank LOC) ø	0.37	8-1-30	4,650,000	4,650,000

20

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)
James City County VA EDA Various Virginia United Methodist Homes Series C (Health Revenue, LaSalle Bank NA LOC) ø	0.23%	7-1-17	$13,285,000	$13,285,000
Pittsylvania County VA Refunding Notes Series A (GO)	3.50	7-15-13	3,500,000	3,509,765
Stafford & Staunton Counties IDA Series 8-A1 (Miscellaneous Revenue)	0.20	10-10-12	18,715,000	18,715,000
Virginia Beach VA Development Authority Various Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ø	0.43	5-1-25	3,200,000	3,200,000
Virginia State Biotechnology Research Partnership Authority VA Blood Services Project (Health Revenue, SunTrust Bank LOC) ø	0.37	10-1-28	2,155,000	2,155,000

				46,774,765

Washington : 0.66%
Energy Northwest Washington Refunding Project 1 Series A (Utilities Revenue)	5.00	7-1-13	5,000,000	5,180,950
Snohomish County WA Housing Authority Autumn Chase Apartment Project (Housing Revenue) ø	0.22	7-1-36	6,470,000	6,470,000
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-17	7,000,000	7,051,940
Washington Housing Finance Commission Nonprofit Revenue Gonzaga Preparatory School Project (Education Revenue, Bank of America NA LOC) ø	0.23	9-1-33	4,935,000	4,935,000
Washington MSTR Series SGB13 (GO, Societe Generale LIQ) ø	0.35	5-1-18	17,270,000	17,270,000
Washington State Housing Finance Commission Bush School Project (Education Revenue, Bank of America NA LOC) ø	0.24	4-1-34	9,440,000	9,440,000

				50,347,890

West Virginia : 0.86%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC) ø	0.21	7-1-39	44,950,000	44,950,000
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-22	20,000,000	20,112,000
West Virginia State Hospital Finance Authority Various Pallottine Health Services Project (Health Revenue, Fifth Third Bank LOC) ø	0.32	10-1-36	470,000	470,000

				65,532,000

Wisconsin : 2.34%
Kenosha WI Unified School District (Tax Revenue)	1.50	9-19-13	23,500,000	23,709,150
Milwaukee County WI Airport Revenue AMT Refunding Series B (Airport Revenue)	5.00	12-1-12	1,000,000	1,007,960
Milwaukee WI Series F9 (GO) ±	0.59	2-15-32	7,500,000	7,500,900
Wisconsin HEFA Series 10-C (Health Revenue) ##	0.34	10-15-12	35,000,000	35,000,000
Wisconsin HEFA Series 3122-X (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	4-1-39	10,000,000	10,000,000
Wisconsin PFOTER 628 (Health Revenue, NATL-RE Insured, Bank of America NA LIQ) 144Aø	0.36	8-15-23	77,600,000	77,600,000
Wisconsin State HEFA Agnesian Health Care Incorporated (Health Revenue)	5.00	7-1-13	735,000	757,660
Wisconsin State HEFA Aurora Health Care Incorporated Series B (Health Revenue)	5.00	7-15-13	6,000,000	6,212,040
Wisconsin State HEFA Bellin Memorial (Health Revenue, AMBAC Insured)	5.63	2-15-13	85,000	86,192
Wisconsin State HEFA Refunding Thedacare Incorporated (Health Revenue)	3.00	12-15-12	870,000	873,019
Wisconsin State HEFA Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) ø	0.36	8-15-34	15,000,000	15,000,000

				177,746,921

Total Municipal Obligations (Cost $7,611,998,158)				7,642,616,466

21

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Short-Term Investments : 0.20%
Investment Companies : 0.20%
		Yield	Shares
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01	15,031,754	15,031,754

Total Short-Term Investments (Cost $15,031,754)				15,031,754

Total investments in securities (Cost $7,627,029,912)*	100.80%			7,657,648,220

Other assets and liabilities, net	(0.80)			(61,005,614)

Total net assets	100.00%			$7,596,642,606

±	Variable rate investment
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
*	Cost for federal income tax purposes is $7,626,978,491 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,746,640
Gross unrealized depreciation	(2,076,911)

Net unrealized appreciation	$30,669,729

22

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDUTED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-term Municipal Income Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$7,557,520,266	$85,096,200	$7,642,616,466
Short-term investments
Investment companies	15,031,754	0	0	15,031,754

	$15,031,754	$7,557,520,266	$85,096,200	$7,657,648,220

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$85,739,640
Accrued discounts (premiums)	197,750
Realized gains (losses)	18,652
Change in unrealized gains (losses)	(159,842)
Purchases	0
Sales	(700,000.00)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfer into level 3 from acquisition	0

Balance as of September 30, 2012	$85,096,200

Change in unrealized gains (losses) relating to securities still held at September 30, 2012	$(183,833)

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.06%
Guam : 6.43%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25%	1-1-36	$2,000,000	$2,266,180
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-40	1,500,000	1,767,930
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-19	650,000	689,897
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25	10-1-16	1,600,000	1,644,192
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38	10-1-17	500,000	513,230
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-13	500,000	523,855
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-19	1,000,000	1,146,470
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10-1-18	1,000,000	1,000,410
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10-1-12	1,000,000	1,000,080
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10-1-13	5,000	5,003

				10,557,247

Puerto Rico : 31.06%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-15	500,000	523,165
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-19	335,000	350,142
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-20	260,000	271,128
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue)	4.25	5-15-14	500,000	501,075
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, AGC Insured)	5.25	7-1-19	1,000,000	1,134,080
Puerto Rico Commonwealth Highway & Transportation Authority Series 007 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ, FSA Insured) ø	0.78	1-1-28	4,230,000	4,230,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.78	7-1-30	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50	7-1-13	165,000	170,844
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, AGM-CR Insured)	5.50	7-1-13	85,000	88,392
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, NATL-RE, IBC Insured)	5.50	7-1-13	440,000	457,556
Puerto Rico Commonwealth Public Improvement (GO, AGM Insured)	5.25	7-1-20	100,000	112,846
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-15	1,750,000	1,868,493
Puerto Rico Commonwealth Refunding (GO, FGIC Insured)	5.50	7-1-13	520,000	538,418
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, NATL-RE Insured)	5.50	7-1-16	200,000	220,144
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, Assured Guaranty Insured)	5.50	7-1-18	1,000,000	1,148,950
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, Societe Generale LIQ, FSA Insured) ø	0.38	7-1-29	5,000,000	5,000,000
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, AGC Insured)	5.00	7-1-13	650,000	670,189
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-15	1,100,000	1,161,930
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	2,500,000	1,767,150
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-16	1,665,000	1,833,814
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-33	500,000	512,935
Puerto Rico HFA AMT Subordinated Capital Fund Modernization (Housing Revenue)	5.00	12-1-12	250,000	251,933

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.13%	12-1-27	$4,120,000	$4,554,124
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-18	500,000	584,430
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, Housing & Urban Development Loan Insured)	5.00	12-1-14	265,000	277,860
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, NATL-RE, IBC Insured)	5.50	7-1-15	1,340,000	1,483,407
Puerto Rico Highway & Transportation Authority Unrefunded Series W (Tax Revenue, NATL-RE, IBC Insured)	5.50	7-1-15	525,000	563,409
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Series A (IDR)	5.63	7-1-22	750,000	751,695
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-20	25,000	25,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-18	1,150,000	1,309,126
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-19	860,000	981,699
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-20	800,000	913,296
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-21	700,000	798,084
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63	7-1-13	600,000	605,838
Puerto Rico Municipal Finance Agency Series B (GO, CIFC Insured)	5.25	7-1-17	105,000	114,794
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured)	5.13	7-1-24	5,000	5,007
Puerto Rico Public Buildings Authority Prerefunded CAB Series D Step Bond (Miscellaneous Revenue, AMBAC Insured) ±	5.45	7-1-30	1,555,000	1,879,793
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13	6-1-24	3,265,000	4,016,799
Puerto Rico Public Improvement Series A (GO, NATL-RE Insured)	6.25	7-1-13	1,200,000	1,249,284
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-19	200,000	227,840
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-39	2,000,000	2,319,340
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ø	0.18	8-1-57	3,500,000	3,500,000
University of Puerto Rico Series P (Education Revenue)	5.00	6-1-17	670,000	712,974
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-16	500,000	534,905

				51,022,013

Virgin Islands : 6.04%
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00	10-1-14	590,000	635,336
Virgin Islands PFA (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10-1-14	400,000	424,624
Virgin Islands PFA (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10-1-16	250,000	277,273
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-18	10,000	12,060
Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE, FGIC Insured)	5.00	10-1-12	250,000	250,073
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10-1-37	1,850,000	2,189,013
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10-1-13	500,000	506,620
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-19	2,700,000	2,870,235

2

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00%	10-1-39	$1,000,000	$1,094,960
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue) ±	4.95	5-15-14	750,000	752,048
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-18	800,000	916,544

				9,928,786

West Virginia : 0.25%
Kanawha, Mercer, Nicholas Counties WV SFHR Prerefunded (Housing Revenue) ¤	0.00	2-1-15	470,000	419,630

Wisconsin : 54.28%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	0.80	9-1-13	370,000	370,316
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20	9-1-14	370,000	370,953
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-15	400,000	401,483
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-16	415,000	418,422
Appleton WI RDA Fox Cities Performing Arts Center Series B (Miscellaneous Revenue, JPMorgan Chase Bank NA LOC) ø	0.21	6-1-36	2,000,000	2,000,000
Beloit WI CDA Series A (Lease Revenue)	0.80	6-1-13	50,000	49,881
Beloit WI CDA Series A (Lease Revenue)	1.00	6-1-14	100,000	99,541
Beloit WI CDA Series A (Lease Revenue)	1.25	6-1-15	100,000	99,786
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	4-1-14	100,000	100,232
Cudahy WI CDA Redevelopment Refunding Series B (Miscellaneous Revenue)	4.55	6-1-19	1,540,000	1,564,255
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-30	660,000	746,434
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-34	500,000	565,975
Genesee WI CDA Ten Chimneys Foundation Incorporated Project (Miscellaneous Revenue, Associated Bank NA LOC) ø	0.18	10-1-36	820,000	820,000
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-20	100,000	105,666
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-17	1,635,000	1,798,010
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-18	1,700,000	1,881,254
Glendale WI CDA Series 2012 (Miscellaneous Revenue)	1.20	9-1-15	1,235,000	1,242,101
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	3.50	4-1-13	225,000	227,345
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	4-1-16	1,445,000	1,557,537
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-22	100,000	111,205
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-30	1,235,000	1,382,620
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12-1-23	250,000	280,548
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	6.15	12-1-32	265,000	305,905
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10	4-1-14	320,000	327,808
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-15	125,000	130,984
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-16	405,000	433,095
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-33	500,000	500,715
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-17	200,000	207,014
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-18	200,000	206,970
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-39	5,000,000	5,668,350
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-22	1,000,000	1,011,880

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.18%	9-1-28	$2,555,000	$2,555,000
Milwaukee WI RDA Public Neighborhood Schools Series A (Education Revenue, AMBAC Insured)	4.45	8-1-14	50,000	50,152
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	3.80	8-1-14	50,000	51,262
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Moral Obligation Insured)	4.25	8-1-19	550,000	562,166
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	0.70	4-1-13	525,000	525,205
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	1.00	4-1-14	535,000	536,402
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	4.10	4-1-32	2,000,000	2,082,860
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-15	475,000	476,045
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-25	300,000	300,342
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-35	1,000,000	1,000,670
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	4.60	8-1-24	870,000	985,310
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	5.00	8-1-30	3,000,000	3,426,300
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	0.18	5-1-28	990,000	990,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-29	1,000,000	1,105,610
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-39	1,570,000	1,776,706
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-18	300,000	318,516
Neenah WI CDA Series A (Miscellaneous Revenue)	5.13	12-1-23	1,000,000	1,060,140
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12-15-15	1,545,000	1,560,172
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50	12-15-17	1,300,000	1,312,571
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.00	12-15-17	100,000	100,860
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-15	160,000	182,947
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-17	1,765,000	2,138,015
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-18	380,000	479,214
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-21	2,740,000	3,590,304
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-23	1,600,000	2,029,664
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12-15-26	2,205,000	2,806,855
St.Croix Falls WI CDA (Miscellaneous Revenue)	4.85	12-1-14	90,000	90,717
Sturgeon Bay WI Waterfront RDA (Miscellaneous Revenue)	4.35	10-1-18	150,000	161,115
Sturgeon Bay WI Waterfront RDA Refunded Series A (Miscellaneous Revenue)	4.50	10-1-21	175,000	184,760
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-18	300,000	326,076
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-19	220,000	238,436
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-22	250,000	270,343
Verona WI CDA (IDR)	4.30	2-1-15	100,000	103,453
Verona WI CDA (Miscellaneous Revenue)	5.38	12-1-22	830,000	833,544
Warrens WI CDA (Miscellaneous Revenue)	3.70	10-1-14	300,000	240,267
Warrens WI CDA (Miscellaneous Revenue)	5.00	11-1-16	70,000	53,434
Warrens WI CDA (Miscellaneous Revenue)	5.10	11-1-20	70,000	45,375
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-27	340,000	347,820
Waukesha WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) ±	0.18	12-1-34	100,000	100,000

4

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		2.30%	12-1-16	$135,000 $	142,764
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		2.65	12-1-17	335,000	361,257
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.00	12-1-23	150,000	164,148
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.20	12-1-24	150,000	164,820
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)		4.25	12-1-25	250,000	273,063
Weston WI CDA Series A (Miscellaneous Revenue)		5.25	10-1-20	720,000	767,707
Whitewater WI CDA Housing Preservation (Housing Revenue, BMO Harris Bank NA LOC) ø		0.19	6-1-42	200,000	200,000
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤		0.00	12-15-30	915,000	461,773
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-15	280,000	313,124
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-16	385,000	442,076
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-18	50,000	59,467
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-19	2,000,000	2,402,680
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-23	2,770,000	3,303,114
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Moral Obligation Insured)		5.25	12-15-27	230,000	271,883
Wisconsin HFA (Housing Revenue, FHA Mortgages Insured)		6.10	6-1-21	100,000	117,378
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)		4.63	11-1-37	25,000	25,450
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)		4.70	5-1-47	240,000	243,898
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)		4.75	5-1-37	305,000	305,817
Wisconsin Housing & EDA MFHR Series A (IDR) ±		4.25	12-1-35	1,960,000	2,135,204
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)		5.75	11-1-43	3,485,000	3,837,647
Wisconsin Housing & EDA Series B (Housing Revenue, FNMA LOC, GO of Authority Insured) ø		0.18	10-1-36	140,000	140,000
Wisconsin Housing & EDA Series B (Housing Revenue, GO of Authority Housing & Urban Development Loan, Bank of America NA SPA) ø		0.29	11-1-39	6,000,000	6,000,000
Wisconsin Housing & EDA Series C (Housing Revenue, PNC Bank NA LOC) ø		0.17	11-1-44	3,200,000	3,200,000
Wisconsin Housing & EDA Series C (Housing Revenue, GO of Authority Insured, Bank of America NA SPA) ø		0.29	5-1-37	1,780,000	1,780,000
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.90	11-1-35	2,015,000	2,074,866

					89,173,049

Total Municipal Obligations (Cost $152,265,248)					161,100,725

Total investments in securities (Cost $152,265,248)*	98.06%				161,100,725

Other assets and liabilities, net	1.94				3,179,729

Total net assets	100.00%				$164,280,454

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

*	Cost for federal income tax purposes is $152,261,388 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,096,130
Gross unrealized depreciation	(256,793)

Net unrealized appreciation	$8,839,337

6

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS –SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$161,100,725	$0	$161,100,725

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 98.05%
FHLMC %%	3.50%	10-1-42	$475,000	$509,141
FHLMC %%	3.50	11-1-42	1,255,000	1,341,673
FHLMC %%	4.00	11-1-42	810,000	869,484
FHLMC	4.50	1-1-24	113,054	121,211
FHLMC	5.00	8-1-40	39,372	43,021
FHLMC	5.50	11-1-23	37,081	40,474
FHLMC ##	5.50	12-1-38	1,002,477	1,092,476
FHLMC	7.50	5-1-38	29,718	36,840
FHLMC Series T-42 Class A5	7.50	2-25-42	93,214	112,150
FHLMC Series T-59 Class 2A1 ±	2.89	10-25-43	70,920	73,175
FNMA %%	3.00	10-1-27	130,000	137,759
FNMA %%	3.00	11-1-42	515,000	542,118
FNMA	3.32	2-1-15	162,984	171,010
FNMA	3.47	11-1-20	68,052	75,531
FNMA	3.48	11-1-20	68,166	75,704
FNMA	3.50	2-1-26	115,648	123,157
FNMA %%	3.50	10-1-27	145,000	154,266
FNMA %%	4.00	10-1-27	550,000	588,242
FNMA %%	4.00	11-1-42	1,115,000	1,200,019
FNMA	4.15	7-1-14	95,719	100,182
FNMA %%	4.50	10-1-27	240,000	258,863
FNMA %%	4.50	11-1-42	1,675,000	1,811,355
FNMA	4.62	7-1-13	38,351	39,412
FNMA	4.68	2-1-20	29,221	34,265
FNMA %%	5.00	10-1-27	425,000	461,457
FNMA	5.00	8-1-40	1,126,685	1,238,124
FNMA	5.50	8-1-38	58,601	65,302
FNMA	5.50	8-1-38	78,861	87,878
FNMA	6.00	8-1-38	80,216	88,646
FNMA	6.00	11-1-38	136,473	150,815
FNMA %%	6.00	10-1-42	555,000	613,015
FNMA	6.50	7-1-37	135,262	153,471
FNMA	7.00	3-1-24	76,238	80,864
FNMA	7.00	11-1-37	16,809	18,971
FNMA	7.50	10-1-37	86,282	101,507
FNMA	7.50	5-1-38	14,931	16,573
FNMA Series 2005-W4 Class 3A ±	2.26	6-25-35	41,904	45,048
FNMA Series 2004-W11 Class 1A3	7.00	5-25-44	88,295	100,406
FNMA Series 2004-W15 Class 1A3	7.00	8-25-44	66,717	77,817
GNMA	4.00	6-20-42	439,330	483,998
GNMA %%	4.50	10-1-42	765,000	843,891
GNMA	5.00	7-20-40	346,056	385,655
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-42	719,885	4
GNMA Series 2004-10 Class C	4.67	7-16-31	73,225	75,911
GNMA Series 2005-90 Class A	3.76	9-16-28	12,805	12,997
GNMA Series 2007-12 Class A	3.96	6-16-31	35,011	35,371
GNMA Series 2007-75 Class B	5.05	10-16-14	109,124	112,041
GNMA Series 2008-22 Class XM ±(c)	1.39	2-16-50	2,294,776	80,902
GNMA Series 2008-86 Class D	5.46	6-16-40	135,000	161,539
GNMA Series 2010-74 Class B	3.81	8-16-39	45,000	49,325

Total Agency Securities (Cost $14,871,096)				15,093,056

Non-Agency Mortgage Backed Securities : 6.43%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-41	45,000	49,132
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.92	3-15-49	80,000	92,332
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-49	80,000	92,740
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-37	36,889	36,925
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-44	45,000	49,976
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	6.00	6-15-38	69,000	79,505

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±		4.97%	7-10-45	$65,000	$72,093
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4		5.16	2-15-31	95,000	106,530
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class A4		5.42	2-15-40	100,000	115,479
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±		5.39	11-12-37	135,000	151,205
Morgan Stanley Capital I Series 2004-HQ4 Class A7		4.97	4-14-40	55,000	58,336
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±		5.60	3-12-44	76,000	85,853

Total Non-Agency Mortgage Backed Securities (Cost $952,488)					990,106

Short-Term Investments : 55.74%

		Yield		Shares
Investment Companies : 55.42%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01		8,530,018	8,530,018

				Principal
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill #(z)		0.11	12-27-12	$50,000	49,989

Total Short-Term Investments (Cost $8,580,004)					8,580,007

Total investments in securities (Cost $24,403,588)*	160.22%				24,663,169

Other assets and liabilities, net	(60.22)				(9,270,334)

Total net assets	100.00%				$15,392,835

%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
±	Variable rate investment
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES – SERIES G

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series G (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$15,093,056	$0	$15,093,056
Non-agency mortgage backed securities	0	990,106	0	990,106
Short-term investments
Investment companies	8,530,018	0	0	8,530,018
U.S. Treasury securities	49,989	0	0	49,989

	$8,580,007	$16,083,162	$0	$24,663,169

As of September 30, 3012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(1,284)	$0	$0	$(1,284)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

As of September 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At September 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2012	Unrealized gains (losses)
12-19-12	5 Long	10-Year U.S. Treasury Notes	$667,422	$5,030
12-31-12	9 Short	5-Year U.S. Treasury Notes	1,121,695	(4,791)
12-31-12	12 Short	2-Year U.S. Treasury Notes	2,646,375	(1,523)

WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 94.59%
Alaska : 1.35%
Alaska Railroad Corporation (Miscellaneous Revenue, NATL-RE, FGIC Insured)	5.00%	8-1-21	$500,000	$558,690

Arizona : 4.48%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) ±	1.12	1-1-37	1,500,000	1,130,475
Phoenix AZ IDA Education Great Hearts Academies-Veritas (Miscellaneous Revenue)	6.00	7-1-32	250,000	267,350
Phoenix AZ IDA Education Great Hearts Academies-Veritas (Miscellaneous Revenue)	6.25	7-1-32	345,000	371,199
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-14	85,000	86,852

				1,855,876

California : 16.88%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-18	700,000	570,465
California DWR (Water & Sewer Revenue) %%	5.00	12-1-23	500,000	627,890
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-26	100,000	117,760
California Statewide Communities Sutter Health Series A (Health Revenue)	6.00	8-15-42	100,000	120,212
California Various Purposes (GO)	6.00	4-1-38	200,000	239,018
California Various Purposes Series A (Miscellaneous Revenue)	6.25	4-1-34	250,000	297,063
Compton CA Community College District Series 2004A (GO, NATL-RE Insured)	5.25	7-1-19	285,000	298,820
Compton CA Community College District Series 2012C (GO) ¤	0.00	8-1-29	500,000	188,095
Corona-Norco CA Unified School District Convertible CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-39	130,000	127,891
Escondido CA Union High School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-29	200,000	93,594
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-32	200,000	76,018
Hawthorne CA School District CAB Election of 1997 Series C (GO, NATL-RE Insured) ¤	0.00	11-1-25	100,000	53,490
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-41	250,000	266,453
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-29	150,000	183,506
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) ±	0.91	7-1-17	165,000	153,897
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-24	100,000	119,365
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-20	240,000	256,294
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	9-2-22	225,000	238,464
Palomar CA Community College CAB Election of 2006 Series B (GO) ¤	0.00	8-1-32	570,000	221,969
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO) ¤	0.00	8-1-34	250,000	79,030
Peralta CA Community College District (GO)	5.00	8-1-24	450,000	548,109
Richmond CA Joint Powers Financing Authority Civic Center Project (Miscellaneous Revenue, Assured Guaranty Insured)	5.88	8-1-37	50,000	57,118
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.18	3-1-40	490,000	496,772
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured) ±	0.81	12-1-35	200,000	146,686
San Bernardino CA Community CAB Series D (GO) ¤	0.00	8-1-32	700,000	262,745
San Buenaventura CA Community Memorial Health System (Health Revenue)	6.25	12-1-20	150,000	178,394
San Diego County CA COP (GO, AMBAC Insured) ¤	0.00	7-1-30	250,000	111,093
Stockton CA Unified School District (Miscellaneous Revenue, AMBAC Insured)	5.00	2-1-16	100,000	108,541
Stockton CA Unified School District CAB Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-35	2,055,000	560,933

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES - SERIES M

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Upland CA Unified School District Series C (GO) ¤	0.00%	8-1-32	$500,000	$188,075

				6,987,760

Colorado : 2.36%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12-1-33	200,000	244,416
E-470 Public Highway Authority CO CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-20	855,000	624,825
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Utilities Revenue)	5.75	11-15-18	95,000	109,200

				978,441

District of Columbia : 0.24%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue)	6.50	11-15-21	90,000	97,981

Florida : 6.32%
CityPlace FL Community Development District Series 2012 (Miscellaneous Revenue)	5.00	5-1-22	500,000	573,090
CityPlace FL Community Development District Series 2012 (Miscellaneous Revenue)	5.00	5-1-26	250,000	286,100
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue) 144A	5.13	10-1-17	150,000	157,502
Pinellas County FL Educational Facilities (Education Revenue)	4.00	10-1-22	500,000	513,295
Pinellas County FL Health Facilities (Health Revenue, NATL-RE Insured) (n)(m)±	0.27	11-15-23	750,000	656,250
Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10-1-16	175,000	151,128
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, AMBAC Insured)	5.00	7-1-17	250,000	278,223

				2,615,588

Georgia : 1.80%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	1-1-27	50,000	54,480
Georgia Private Colleges & Universities Authority Mercer University Project Series 2012 (Education Revenue)	4.00	10-1-14	330,000	344,408
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Utilities Revenue)	5.00	3-15-22	75,000	86,490
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-14	250,000	260,360

				745,738

Guam : 1.69%
Guam Government Business Privilege Series A (Tax Revenue)	5.00	1-1-31	250,000	285,370
Guam Government Hotel Occupancy (Tax Revenue)	6.50	11-1-40	200,000	235,724
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-19	75,000	79,604
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10-1-18	100,000	100,041

				700,739

Idaho : 1.60%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-40	100,000	118,256
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-38	250,000	267,933
Idaho Water Resource Board (Miscellaneous Revenue)	5.00	9-1-32	250,000	274,388

				660,577

2

WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 5.03%
Illinois Finance Authority Charter School Refunding & Improvement Uno Charter (Miscellaneous Revenue)	7.13%	10-1-41	$200,000	$225,762
Illinois Finance Authority Medical District Commission Project A (Health Revenue)	4.13	9-1-18	70,000	71,718
Illinois Series 2010 (GO, AGM Insured)	5.00	1-1-23	300,000	334,716
Illinois Series A (GO)	5.00	6-1-19	175,000	204,286
Illinois Series A (GO)	5.25	10-1-15	100,000	104,525
Illinois Toll Highway Authority (Transportation Revenue, AGM Insured)	5.00	1-1-24	350,000	402,514
Kane County IL School District # 131 CAB (GO, NATL-RE, FGIC Insured) ¤	0.00	6-1-18	410,000	354,925
Lake County IL School District # 38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-19	75,000	56,657
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project (Tax Revenue, NATL-RE, FGIC Insured) ¤	0.00	6-15-29	100,000	48,078
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured) ¤	0.00	6-15-27	75,000	39,989
Waukegan IL CAB Series A (GO, NATL-RE, FGIC Insured) ¤	0.00	12-30-17	200,000	155,446
Will County IL School District # 114 CAB Series C (GO, NATL-RE, FGIC Insured) ¤	0.00	12-1-17	100,000	82,174

				2,080,790

Indiana : 0.67%
Indiana Ascension Health Services Series B-3 (Health Revenue) ±	1.50	11-15-31	150,000	152,388
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11-1-16	110,000	124,993

				277,381

Kansas : 0.08%
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12-1-20	30,000	31,831

Kentucky : 2.22%
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-20	200,000	146,586
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-23	150,000	92,874
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-25	1,000,000	555,380
Kentucky EDFA Norton Healthcare Incorporated CAB Series C (Health Revenue, NATL-RE Insured) ±	5.95	10-1-17	120,000	125,848

				920,688

Louisiana : 2.91%
New Orleans LA (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-13	635,000	638,245
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-40	500,000	564,725

				1,202,970

Maryland : 0.33%
Maryland Health & Higher Education Washington Country Hospital Project (Health Revenue)	5.00	1-1-19	125,000	136,373

Massachusetts : 1.93%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-39	100,000	123,934
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, NATL-RE Insured) (n)(m)±	0.25	7-1-14	225,000	216,000

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 3 Series 1 (Utilities Revenue, NATL-RE Insured) ±	0.25%	7-1-18	$500,000	$457,500

				797,434

Michigan : 7.30%
Comstock MI Public Schools CAB (GO, AMBAC Insured) ¤	0.00	5-1-14	200,000	194,264
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, Assured Guaranty Insured) ±	5.25	7-1-22	250,000	271,065
Detroit MI Water and Sewerage Department Sewage Disposal System Project Series 2012 (Water & Sewer Revenue)	5.25	7-1-27	500,000	551,330
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-36	250,000	303,918
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-15	355,000	391,746
Detroit MI Water Supply System Senior Lien Series 2004-B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-19	250,000	271,623
Michigan Finance Authority Limited Obligation Public Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12-1-20	100,000	101,385
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-22	500,000	575,220
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-13	100,000	101,538
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-15	50,000	53,230
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-16	50,000	45,168
Michigan Public ECFA Bradford Academy Project (Miscellaneous Revenue)	8.00	9-1-21	175,000	159,808

				3,020,295

Nevada : 0.89%
Henderson NV Catholic Healthcare West Project Series 2004A (Health Revenue)	5.63	7-1-24	350,000	369,712

New Jersey : 2.54%
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	7-1-26	250,000	309,820
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-20	285,000	324,957
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.63	6-1-30	100,000	113,694
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-31	250,000	301,433

				1,049,904

New York : 3.94%
Nassau County NY Series F (GO)	5.00	10-1-20	150,000	178,857
New York Dormitory Authority Iona College Series 2012A (Education Revenue)	5.00	7-1-32	500,000	552,805
New York Dormitory Authority Mount Sinai School Medical Series A (Education Revenue, NATL-RE Insured)	5.15	7-1-24	200,000	234,522
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR) 144A±	6.63	10-1-35	50,000	50,646
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-24	500,000	555,550
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-24	50,000	57,704

				1,630,084

4

WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.62%
Ohio Enterprise Bond Fund Toledo-Lucas County Port Authority GHF Properties LLC Project Series 2007-2A (IDR)	5.50%	12-1-19	$235,000	$258,169

Oregon : 0.47%
Oregon Facilities Authority Southern Oregon University Project Series 2012 (Education Revenue, AGM Insured)	4.00	7-1-23	185,000	196,120

Pennsylvania : 7.72%
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue) ±	1.68	11-1-39	750,000	752,610
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-27	325,000	340,077
Dauphin County PA General Authority Office & Parking Riverfront Office Project Series A (Miscellaneous Revenue)	6.00	1-1-25	300,000	300,465
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-19	100,000	100,063
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-33	100,000	101,048
McKeesport PA Area School District CAB (GO, NATL-RE, State Aid Withholding Insured) ¤	0.00	10-1-25	290,000	160,854
Philadelphia PA Authority for Industrial Development Mariana Bracetti Academy (Miscellaneous Revenue)	6.25	12-15-21	310,000	343,858
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue)	4.00	4-1-17	310,000	313,829
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue)	5.00	4-1-22	450,000	473,724
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue)	6.00	12-15-27	285,000	308,265

				3,194,793

Puerto Rico : 6.19%
Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project Series 2012 (Education Revenue)	5.00	10-1-22	350,000	398,762
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.83	7-1-29	125,000	88,358
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.01	7-1-31	2,500,000	1,706,425
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-39	50,000	57,984
Puerto Rico Sales Tax Financing Corporation First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-23	500,000	308,275

				2,559,804

Rhode Island : 1.45%
Rhode Island Economic Development Corporation (Airport Revenue, AGM Insured)	5.00	7-1-19	575,000	602,042

South Carolina : 0.89%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-18	100,000	107,635
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-17	240,000	262,507

				370,142

South Dakota : 0.60%
Education Loans Incorporated South Dakota Student Loans (Education Revenue, Guaranteed Student Loans Insured)	5.45	6-1-20	250,000	246,288

Tennessee : 1.04%
Metropolitan Nashville Tennessee Airport Authority Refunding Aero Nashville LLC Project Series 2010 (Airport Revenue)	5.20	7-1-26	95,000	94,531

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Gas Project Series A (Utilities Revenue)	5.25%	9-1-18	$100,000	$113,839
Tennessee Energy Acquisition Corporation Gas Project Series C (Utilities Revenue)	5.00	2-1-19	100,000	110,574
Tennessee Energy Acquisition Corporation Gas Project Series C (Utilities Revenue)	5.00	2-1-20	100,000	110,327

				429,271

Texas : 5.95%
Dallas Fort Worth TX International Airport Facilities Improvement Corporation Series A (Airport Revenue)	5.00	11-1-22	350,000	399,725
Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured) (n)(m)±	0.43	7-1-32	100,000	77,000
Houston TX Higher Education Finance Corporation Cosmos Foundation Series 2012A (Miscellaneous Revenue)	4.00	2-15-22	250,000	255,890
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-17	250,000	273,540
North Texas Tollway Authority First Tier (Transportation Revenue)	5.00	1-1-26	350,000	400,579
SA Energy Acquisition Public Facility Corporation Texas Gas Supply (Utilities Revenue)	5.50	8-1-19	300,000	343,134
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) ±	0.96	9-15-17	155,000	153,718
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-26	350,000	430,000
Texas Private Activity Bond LBJ Infrastructure Group LLC Managed Lanes Project Series 2010 (Transportation Revenue)	7.50	6-30-32	50,000	63,791
Texas Private Activity Bond LBJ Infrastructure Group LLC Managed Lanes Project Series 2010 (Transportation Revenue)	7.50	6-30-33	50,000	63,595

				2,460,972

Utah : 0.89%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-21	185,000	191,040
Utah Charter School Finance Authority Paradigm High School Project (Miscellaneous Revenue)	5.00	7-15-15	170,000	175,858

				366,898

Vermont : 0.24%

Burlington VT Airport BAN (Airport Revenue)	6.50	12-15-12	100,000	100,058

Virgin Islands : 0.65%
Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10-1-25	200,000	213,872
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-39	50,000	54,748

				268,620

Virginia : 0.54%
Virginia Resources Authority Water and Sewer CAB (Water & Sewer Revenue) ¤	0.00	11-1-29	500,000	223,230

Washington : 1.32%
Washington Energy Northwest Wind Project Series 2006 (Utilities Revenue, AMBAC Insured)	5.00	7-1-26	500,000	546,345

Wisconsin : 1.46%
Wisconsin HEFA Aurora Health Care Series A (Health Revenue)	5.00	7-15-28	350,000	394,807

6

WELLS FARGO ADVANTAGE COREBUILDER SHARES — SERIES M	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50%	2-1-21	$185,000	$210,977
					605,784

Total Municipal Obligations (Cost $37,016,524)					39,147,388

Short-Term Investments : 4.85%

		Yield		Shares
Investment Companies : 4.85%
Wells Fargo National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		2,005,848	2,005,848

Total Short-Term Investments (Cost $2,005,848)					2,005,848

Total Investments in Securities (Cost $39,022,372)*	99.44%				41,153,236
Other Assets and Liabilities, Net	0.56				231,077

Total Net Assets	100.00%				$41,384,313

±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $39,022,130 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,230,452
Gross unrealized depreciation	(99,346)

Net unrealized appreciation	$2,131,106

7

WELLS FARGO ADVANTAGE COREBUILDER SHARES – SERIES M

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Corebuilder Shares – Series M (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal obligations	$0	$37,740,638	$1,406,750	$39,147,388

Short-term investments

Investment companies	2,005,848	0	0	2,005,848

	$2,005,848	$37,740,638	$1,406,750	$41,153,236

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of January 1, 2012	$149,056
Accrued discounts (premiums)	8,506
Realized gains (losses)	(8,840)
Change in unrealized gains (losses)	(5,035)
Purchases	1,325,313
Sales	(62,250)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2012	$1,406,750

Change in unrealized gains (losses) relating to securities still held at September 30, 2012	$(16,930)

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation -

Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: November 21, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: November 21, 2012